UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

CT Corporation System

300 East Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: August 31, 2008

Date of reporting period: May 31, 2008

Item 1.	Schedule of Investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA INDEX FUND

May 31, 2008

Security	Shares	Value

COMMON STOCKS—99.34%

AIRLINES—0.34%
Qantas Airways Ltd.	1,491,693	$4,935,224

		4,935,224
APPAREL—0.21%
Billabong International Ltd.	265,638	3,059,532

		3,059,532
BANKS—24.14%
Australia and New Zealand Banking Group Ltd.	3,075,790	63,579,027
Bendigo and Adelaide Bank Ltd.	421,386	5,672,999
Commonwealth Bank of Australia	2,107,632	85,042,960
National Australia Bank Ltd.	2,607,592	77,843,191
St. George Bank Ltd.	889,308	29,015,505
Suncorp-Metway Ltd.	1,491,226	20,516,710
Westpac Banking Corp.	3,007,912	66,678,528

		348,348,920
BEVERAGES—1.89%
Coca-Cola Amatil Ltd.	880,563	6,792,144
Foster’s Group Ltd.	3,077,471	16,138,181
Lion Nathan Ltd.	470,510	4,333,551

		27,263,876
BIOTECHNOLOGY—0.48%
Sonic Healthcare Ltd.	507,284	6,964,847

		6,964,847
BUILDING MATERIALS—0.94%
Boral Ltd.	932,734	5,362,571
CSR Ltd.	1,573,575	4,380,949
James Hardie Industries NV	749,268	3,893,423

		13,636,943
CHEMICALS—0.93%
Incitec Pivot Ltd.	80,646	13,379,196

		13,379,196
COMMERCIAL SERVICES—1.86%
Brambles Ltd.	2,265,765	17,714,408
Transurban Group(a)	1,674,352	9,083,578

		26,797,986
COMPUTERS—0.48%
Computershare Ltd.	756,302	6,879,257

		6,879,257

DIVERSIFIED FINANCIAL SERVICES—2.72%
ASX Ltd.	273,948	8,979,909
Babcock & Brown Ltd.(a)	372,490	4,425,176
Macquarie Group Ltd.(a)	439,490	22,837,230
Perpetual Ltd.(a)	60,230	2,957,454

		39,199,769
ELECTRIC—0.66%
AGL Energy Ltd.	694,296	9,539,082

		9,539,082
ENGINEERING & CONSTRUCTION—1.69%
Boart Longyear Group	2,285,667	4,511,087
Leighton Holdings Ltd.	222,530	11,308,726
WorleyParsons Ltd.	239,645	8,522,659

		24,342,472
ENTERTAINMENT—1.19%
Aristocrat Leisure Ltd.	518,971	3,686,356
Tabcorp Holdings Ltd.	840,740	9,010,024
Tatts Group Ltd.	1,823,147	4,554,292

		17,250,672
FOOD—4.13%
Goodman Fielder Ltd.	2,122,072	3,540,757
Metcash Ltd.	1,210,140	4,742,151
Woolworths Ltd.	1,945,070	51,407,488

		59,690,396
HEALTH CARE - PRODUCTS—0.32%
Cochlear Ltd.	88,964	4,596,544

		4,596,544
INSURANCE—5.01%
AMP Ltd.	3,002,810	21,014,634
AXA Asia Pacific Holdings Ltd.	1,357,954	6,836,234
Insurance Australia Group Ltd.	2,967,811	11,375,231
QBE Insurance Group Ltd.	1,419,360	33,074,378

		72,300,477
INVESTMENT COMPANIES—0.97%
Macquarie Airports	1,100,832	3,043,806
Macquarie Infrastructure Group	3,836,456	10,973,607

		14,017,413
IRON & STEEL—1.53%
BlueScope Steel Ltd.	1,189,508	12,872,448
OneSteel Ltd.	1,332,561	9,173,229

		22,045,677
LODGING—0.50%
Crown Ltd.	716,770	7,196,248

		7,196,248
MANUFACTURING—4.14%
Orica Ltd.	504,467	14,573,817
Wesfarmers Ltd.	1,012,604	36,591,210
Wesfarmers Ltd. Partially Protected Shares	231,600	8,545,696

		59,710,723
MEDIA—0.50%
John Fairfax Holdings Ltd.	2,179,823	7,191,099

		7,191,099

METAL FABRICATE & HARDWARE—0.61%
Sims Group Ltd.	244,970	8,782,106

		8,782,106
MINING—24.53%
Alumina Ltd.	1,807,866	9,790,672
BHP Billiton Ltd.	5,375,188	222,936,325
Fortescue Metals Group Ltd.(b)	2,019,722	20,508,747
Newcrest Mining Ltd.	726,048	22,041,255
Oxiana Ltd.	2,228,024	6,564,116
Paladin Energy Ltd.(a)(b)	883,439	4,919,119
Rio Tinto Ltd.(a)	457,676	60,219,223
Zinifex Ltd.	779,758	7,062,873

		354,042,330
OIL & GAS—6.28%
Caltex Australia Ltd.	215,945	3,078,097
Origin Energy Ltd.	1,402,276	20,857,201
Santos Ltd.	938,508	18,862,815
Woodside Petroleum Ltd.	771,684	47,824,537

		90,622,650
PACKAGING & CONTAINERS—0.55%
Amcor Ltd.	1,364,453	7,922,711

		7,922,711
PHARMACEUTICALS—2.32%
CSL Ltd.	881,310	33,443,344

		33,443,344
REAL ESTATE—7.08%
CFS Retail Property Trust(a)	2,354,145	4,668,684
Dexus Property Group	4,695,998	7,074,291
Goodman Group	2,471,774	9,426,852
GPT Group	3,362,753	9,233,905
Lend Lease Corp. Ltd.	578,148	6,708,532
Mirvac Group	1,660,864	5,209,882
Stockland Corp. Ltd.	2,347,103	14,120,804
Westfield Group	2,808,658	45,685,229

		102,128,179
REAL ESTATE INVESTMENT TRUSTS—0.21%
Macquarie Office Trust	3,270,371	2,993,410

		2,993,410
RETAIL—0.21%
Harvey Norman Holdings Ltd.	850,536	2,992,382

		2,992,382
TELECOMMUNICATIONS—2.18%
Telstra Corp. Ltd.	4,577,804	20,732,359
Telstra Corp. Ltd. New(b)	2,369,164	10,729,677

		31,462,036
TRANSPORTATION—0.74%
Asciano Group	893,644	3,706,395
Toll Holdings Ltd.	980,287	7,047,296

		10,753,691

TOTAL COMMON STOCKS
(Cost: $1,383,234,188)		1,433,489,192

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.86%

MONEY MARKET FUNDS—2.86%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.70%(c)(d)	42,088	42,088
BGI Cash Premier Fund LLC
2.74%(c)(d)(e)	41,253,022	41,253,022

		41,295,110

TOTAL SHORT-TERM INVESTMENTS
(Cost: $41,295,110)		41,295,110

TOTAL INVESTMENTS IN SECURITIES—102.20%
(Cost: $1,424,529,298)		1,474,784,302
Other Assets, Less Liabilities—(2.20)%		(31,716,808)

NET ASSETS—100.00%		$1,443,067,494

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRIA INDEX FUND

May 31, 2008

Security	Shares	Value

COMMON STOCKS—98.83%

AIRLINES—0.26%
Austrian Airlines AG(a)(b)	133,996	$939,147

		939,147
BANKS—18.46%
Erste Bank der Oesterreichischen Sparkassen AG	649,844	49,555,305
Raiffeisen International Bank Holding AG	113,133	16,939,712

		66,495,017
BIOTECHNOLOGY—1.81%
Intercell AG(a)	140,882	6,526,532

		6,526,532
BUILDING MATERIALS—4.50%
Wienerberger AG	306,212	16,222,366

		16,222,366
CHEMICALS—0.27%
Lenzing AG	1,646	968,676

		968,676
COMMERCIAL SERVICES—0.17%
Kapsch TrafficCom AG(a)	13,587	612,331

		612,331
ELECTRIC—5.79%
EVN AG	113,128	3,858,954
Oesterreichische Elektrizitaetswirtschafts AG Class A	201,225	16,980,354

		20,839,308
ELECTRICAL COMPONENTS & EQUIPMENT—0.95%
Zumtobel AG	109,508	3,415,531

		3,415,531
ENGINEERING & CONSTRUCTION—6.67%
Flughafen Wien AG	64,884	7,453,574
Meinl Airports International AG(a)	233,994	1,930,920
Strabag SE(a)	185,167	14,652,677

		24,037,171
ENTERTAINMENT—0.94%
bwin Interactive Entertainment AG(a)(b)	94,104	3,392,822

		3,392,822
ENVIRONMENTAL CONTROL—0.72%
BWT AG	38,742	1,638,835
Christ Water Technology AG(a)	53,763	968,349

		2,607,184

FOOD—0.06%
Agrana Beteiligungs AG	1,884	207,554

		207,554
FOREST PRODUCTS & PAPER—1.31%
Mayr-Melnhof Karton AG	45,199	4,699,157

		4,699,157
INSURANCE—3.48%
UNIQA Versicherungen AG	10,218	310,916
Vienna Insurance Group	160,958	12,226,686

		12,537,602
IRON & STEEL—8.68%
voestalpine AG	375,427	31,254,470

		31,254,470
LODGING—0.12%
Warimpex Finanz-und Beteiligungs AG	38,041	419,735

		419,735
MACHINERY—3.18%
Andritz AG	157,412	10,638,790
A-TEC Industries AG(a)	7,887	815,077

		11,453,867
MACHINERY - CONSTRUCTION & MINING—0.74%
Palfinger AG	67,525	2,664,356

		2,664,356
MANUFACTURING—1.41%
RHI AG(a)	108,458	5,080,071

		5,080,071
OIL & GAS—12.50%
OMV AG	547,700	45,043,027

		45,043,027
OIL & GAS SERVICES—1.20%
Schoeller-Bleckmann Oilfield Equipment AG	41,296	4,317,765

		4,317,765
REAL ESTATE—16.28%
CA Immo International AG	76,552	1,232,484
CA Immobilien Anlagen AG(a)	562,109	13,408,923
conwert Immobilien Invest SE(a)	363,467	6,484,431
ECO Business-Immobilien AG(a)	95,338	1,136,387
Immoeast AG(a)	982,390	9,679,171
IMMOFINANZ AG	735,285	8,650,009
Meinl European Land Ltd.(a)	1,161,761	15,273,977
Sparkassen Immobilien AG(a)	245,765	2,784,278

		58,649,660
TELECOMMUNICATIONS—7.64%
Telekom Austria AG	1,155,899	27,537,660

		27,537,660
TRANSPORTATION—1.69%
Oesterreichische Post AG	137,199	6,095,791

		6,095,791

TOTAL COMMON STOCKS
(Cost: $351,918,546)		356,016,800

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.01%

MONEY MARKET FUNDS—1.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.70%(c)(d)	4,138	4,138
BGI Cash Premier Fund LLC
2.74%(c)(d)(e)	3,659,214	3,659,214

		3,663,352

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,663,352)		3,663,352

TOTAL INVESTMENTS IN SECURITIES—99.84%
(Cost: $355,581,898)		359,680,152
Other Assets, Less Liabilities—0.16%		559,551

NET ASSETS—100.00%		$360,239,703

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BELGIUM INDEX FUND

May 31, 2008

Security	Shares	Value

COMMON STOCKS—99.15%

BANKS—41.03%
Banque Nationale de Belgique	431	$1,998,670
Dexia SA(a)	614,938	14,478,013
Fortis(a)	3,019,639	73,862,626
KBC Group NV(a)	280,082	34,520,584

		124,859,893
BEVERAGES—7.75%
InBev	305,921	23,580,660

		23,580,660
BIOTECHNOLOGY—0.26%
Devgen NV(b)	23,287	542,837
Innogenetics NV(b)	27,115	240,608

		783,445
BUILDING MATERIALS—0.05%
Deceuninck NV	8,334	156,065

		156,065
CHEMICALS—5.83%
Recticel SA	2,552	37,438
Solvay SA(a)	102,399	14,664,121
Tessenderlo Chemie NV(a)	55,825	3,049,433

		17,750,992
COMPUTERS—0.01%
Econocom Group SA	2,871	37,344

		37,344
DIVERSIFIED FINANCIAL SERVICES—1.90%
KBC Ancora SCA	58,377	5,794,336

		5,794,336
ELECTRICAL COMPONENTS & EQUIPMENT—1.09%
NV Bekaert SA	20,735	3,325,759

		3,325,759
ELECTRONICS—1.06%
Barco NV	29,348	1,996,730
EVS Broadcast Equipment SA	13,160	1,240,371

		3,237,101
ENGINEERING & CONSTRUCTION—0.15%
Compagnie d’Entreprises CFE	4,147	453,703

		453,703
ENTERTAINMENT—0.07%
Kinepolis	3,828	201,668

		201,668

FOOD—6.51%
Colruyt SA	28,072	7,103,506
Delhaize Group(a)	169,070	12,701,008

		19,804,514
HEALTH CARE - PRODUCTS—0.24%
Ion Beam Applications SA(b)	26,477	733,232

		733,232
HOLDING COMPANIES - DIVERSIFIED—12.31%
Ackermans & van Haaren NV	40,194	4,398,678
Compagnie Nationale a Portefeuille SA	63,800	5,089,287
Groupe Bruxelles Lambert SA	140,041	18,644,424
Sofina SA	77,378	9,331,344

		37,463,733
INVESTMENT COMPANIES—0.64%
RHJ International SA(b)	150,887	1,953,268

		1,953,268
MANUFACTURING—0.35%
AGFA-Gevaert NV(b)	139,369	1,068,854

		1,068,854
MEDIA—0.05%
Roularta Media Group NV	2,492	145,226

		145,226
MINING—4.49%
Nyrstar NV	107,234	2,414,715
Umicore(a)	206,074	11,259,965

		13,674,680
PHARMACEUTICALS—2.93%
Omega Pharma SA	43,703	1,827,637
UCB SA	176,088	7,091,628

		8,919,265
REAL ESTATE INVESTMENT TRUSTS—2.74%
Befimmo SCA	4,785	552,133
Cofinimmo SA	41,151	7,683,678
Warehouses De Pauw SCA	1,276	86,953

		8,322,764
RETAIL—0.58%
SA D’Ieteren NV	5,742	1,757,633

		1,757,633
SEMICONDUCTORS—0.06%
Melexis NV	9,889	177,808

		177,808
TELECOMMUNICATIONS—6.94%
Belgacom SA	289,652	13,625,547
Mobistar SA(a)	56,463	4,636,516
Option NV(a)(b)	69,223	645,456
Telenet Group Holding NV(b)	86,130	2,195,145

		21,102,664
TRANSPORTATION—1.14%
Compagnie Maritime Belge SA	26,158	1,787,824
Euronav SA	37,879	1,592,322
Exmar NV	3,509	101,320

		3,481,466

VENTURE CAPITAL—0.97%
GIMV NV	41,470	2,942,625

		2,942,625

TOTAL COMMON STOCKS
(Cost: $306,785,514)		301,728,698

Security	Shares	Value

SHORT-TERM INVESTMENTS—38.73%

MONEY MARKET FUNDS—38.73%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.70%(c)(d)	63,281	63,281
BGI Cash Premier Fund LLC
2.74%(c)(d)(e)	117,806,377	117,806,377

		117,869,658

TOTAL SHORT-TERM INVESTMENTS
(Cost: $117,869,658)		117,869,658

TOTAL INVESTMENTS IN SECURITIES—137.88%
(Cost: $424,655,172)		419,598,356
Other Assets, Less Liabilities—(37.88)%		(115,274,583)

NET ASSETS—100.00%		$304,323,773

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL INDEX FUND

May 31, 2008

Security	Shares	Value

COMMON STOCKS—42.40%

AEROSPACE & DEFENSE—0.78%
Empresa Brasileira de Aeronautica SA	8,122,132	$76,376,014

		76,376,014
AGRICULTURE—0.56%
Souza Cruz SA	1,782,900	54,967,267

		54,967,267
BANKS—4.50%
Banco do Brasil SA	5,593,910	111,947,006
Unibanco - Uniao de Bancos Brasileiros SA Units	21,196,720	330,465,469

		442,412,475
COMMERCIAL SERVICES—0.70%
Companhia de Concessoes Rodoviarias	2,377,200	47,821,779
Localiza Rent A Car SA	1,584,800	20,955,228

		68,777,007
COSMETICS & PERSONAL CARE—0.33%
Natura Cosmeticos SA	2,773,400	32,066,372

		32,066,372
DIVERSIFIED FINANCIAL SERVICES—2.47%
Bolsa de Mercadorias & Futuros - BM&F SA	5,546,800	62,938,782
Bovespa Holding SA	4,952,500	81,627,921
Redecard SA	4,556,300	98,075,338

		242,642,041
ELECTRIC—2.07%
Centrais Eletricas Brasileiras SA	3,962,099	71,858,733
CPFL Energia SA	2,971,550	69,793,047
EDP Energias do Brasil SA	1,386,700	27,034,680
Tractebel Energia SA	2,377,200	34,941,624

		203,628,084
FOOD—1.25%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	21,828	504,756
Cosan SA Industria e Comercio	1,386,790	21,833,840
JBS SA	5,943,016	36,184,415
Perdigao SA	1,981,075	64,805,276

		123,328,287
HOME BUILDERS—0.34%
MRV Engenharia e Participacoes SA	1,386,749	33,687,937

		33,687,937
INTERNET—0.44%
B2W - Companhia Global do Varejo	990,530	42,904,691

		42,904,691

IRON & STEEL—5.16%
Companhia Siderurgica Nacional	6,537,327	318,825,357
Gerdau SA	1,434,300	58,580,482
MMX Mineracao e Metalicos SA(a)	2,179,100	75,035,553
Usinas Siderurgicas de Minas Gerais SA	1,015,100	55,249,908

		507,691,300
MINING—8.49%
Companhia Vale do Rio Doce ADR	20,975,254	834,395,604

		834,395,604
OIL & GAS—11.10%
Petroleo Brasileiro SA	30,903,644	1,090,940,446

		1,090,940,446
REAL ESTATE—1.01%
Cyrela Brazil Realty SA	3,367,700	56,501,141
Gafisa SA	1,892,633	42,310,707

		98,811,848
RETAIL—0.60%
Lojas Renner SA	2,377,200	59,210,701

		59,210,701
TELECOMMUNICATIONS—1.01%
Brasil Telecom Participacoes SA	1,048,482	33,659,754
GVT (Holding) SA(a)	1,188,603	28,384,658
Tele Norte Leste Participacoes SA	1,167,538	37,266,434

		99,310,846
TRANSPORTATION—1.02%
ALL - America Latina Logistica SA	6,735,400	100,368,230

		100,368,230
WATER—0.57%
Companhia de Saneamento Basico do Estado de Sao Paulo	1,981,000	55,982,134

		55,982,134

TOTAL COMMON STOCKS
(Cost: $2,139,783,359)		4,167,501,284

Security	Shares	Value

PREFERRED STOCKS—57.07%

AIRLINES—0.39%
Gol Linhas Aereas Inteligentes SA	990,500	15,363,106
Tam SA	1,067,325	23,138,503

		38,501,609
BANKS—9.60%
Banco Bradesco SA	20,206,240	488,379,602
Banco do Estado do Rio Grande do Sul SA	2,575,310	19,164,361
Banco Itau Holding Financeira SA	14,065,140	436,486,448

		944,030,411
BEVERAGES—2.23%
Companhia de Bebidas das Americas	3,150,091	219,692,693

		219,692,693

BUILDING MATERIALS—0.32%
Duratex SA	1,386,700	31,554,674

		31,554,674
CHEMICALS—1.35%
Braskem SA Class A	2,971,536	24,196,271
Fertilizantes Fosfatados SA	705,236	52,827,641
Ultrapar Participacoes SA	1,386,700	55,433,887

		132,457,799
ELECTRIC—3.22%
Centrais Eletricas Brasileiras SA Class B	3,756,200	62,372,325
Companhia Energetica de Minas Gerais	5,044,586	117,986,227
Companhia Energetica de Sao Paulo Class B	2,712,970	51,389,592
Companhia Paranaense de Energia Class B	1,981,000	36,281,784
Eletropaulo Metropolitana Electricidade de Sao Paulo SA Class B	1,981,020	48,428,994

		316,458,922
FOOD—0.92%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	968,700	23,198,756
Sadia SA	7,924,000	67,251,660

		90,450,416
FOREST PRODUCTS & PAPER—2.26%
Aracruz Celulose SA Class B	8,518,300	76,277,028
Klabin SA	9,905,000	39,169,219
Suzano Bahia Sul Papel e Celulose SA	2,179,185	40,206,365
Votorantim Celulose e Papel SA	1,981,100	66,999,194

		222,651,806
HOLDING COMPANIES - DIVERSIFIED—0.94%
Itausa - Investimentos Itau SA	12,805,062	92,533,505

		92,533,505
INVESTMENT COMPANIES—0.94%
Bradespar SA	3,086,204	92,624,081

		92,624,081
IRON & STEEL—6.32%
Gerdau SA	5,150,673	259,370,913
Metalurgica Gerdau SA	1,981,095	137,665,390
Usinas Siderurgicas de Minas Gerais SA Class A	4,160,100	223,867,620

		620,903,923
MEDIA—0.47%
Net Servicos de Comunicacao SA(a)	3,169,692	45,732,457

		45,732,457
MINING—10.85%
Companhia Vale do Rio Doce Class A	31,894,100	1,066,275,078

		1,066,275,078
OIL & GAS—13.06%
Petroleo Brasileiro SA	42,591,550	1,283,509,194

		1,283,509,194
RETAIL—0.48%
Lojas Americanas SA	5,943,000	47,697,509

		47,697,509

TELECOMMUNICATIONS—3.72%
Brasil Telecom Participacoes SA	4,160,100	68,695,378
Brasil Telecom SA	3,367,755	41,154,546
Tele Norte Leste Participacoes SA	4,337,139	113,096,368
Telemar Norte Leste SA Class A	792,480	46,783,613
TIM Participacoes SA	11,093,600	33,976,709
Vivo Participacoes SA(a)	8,914,583	61,733,213

		365,439,827

TOTAL PREFERRED STOCKS
(Cost: $2,906,555,127)		5,610,513,904

Security	Shares	Value

RIGHTS—0.13%

BEVERAGES—0.01%
Companhia de Bebidas das Americas(b)	19,540	1,362,753

		1,362,753
ELECTRIC—0.00%
Centrais Eletricas Brasileiras SA(b)	17,051	419

		419
FOOD—0.11%
JBS SA(a)	1,837,071	11,298,100

		11,298,100
HOLDING COMPANIES - DIVERSIFIED—0.01%
Itausa - Investimentos Itau SA(b)	71,535	516,935

		516,935
TELECOMMUNICATIONS—0.00%
Vivo Participacoes SA(a) (b)	198,179	12

		12

TOTAL RIGHTS
(Cost: $9,616,574)		13,178,219

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.14%

MONEY MARKET FUNDS—0.14%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.70%(c)(d)	13,459,212	13,459,212

		13,459,212

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,459,212)		13,459,212

TOTAL INVESTMENTS IN SECURITIES—99.74%
(Cost: $5,069,414,272)	9,804,652,619
Other Assets, Less Liabilities—0.26%	25,196,941

NET ASSETS—100.00%	$9,829,849,560

ADR - American Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BRIC INDEX FUND

May 31, 2008

Security	Shares	Value

COMMON STOCKS—79.05%

BRAZIL—14.50%
ALL - America Latina Logistica SA	42,000	$625,867
B2W - Companhia Global do Varejo	6,000	259,889
Banco do Brasil SA	36,000	720,443
Bolsa de Mercadorias & Futuros - BM&F SA	30,000	340,406
Bovespa Holding SA	30,000	494,465
Brasil Telecom Participacoes SA	6,000	192,620
Centrais Eletricas Brasileiras SA	30,000	544,096
Companhia de Concessoes Rodoviarias	18,000	362,103
Companhia Siderurgica Nacional	36,000	1,755,720
Companhia Vale do Rio Doce	138,000	5,559,889
Cosan SA Industria e Comercio	12,000	188,930
CPFL Energia SA	12,000	281,845
Cyrela Brazil Realty SA	24,000	402,657
Empresa Brasileira de Aeronautica SA	36,000	338,524
Gafisa SA	12,000	268,266
Gerdau SA	12,000	490,111
GVT (Holding) SA(a)	6,000	143,284
JBS SA	12,000	73,063
Lojas Renner SA	6,000	149,447
MMX Mineracao e Metalicos SA(a)	12,000	413,210
MRV Engenharia e Participacoes SA	6,000	145,756
Perdigao SA	18,000	588,819
Petroleo Brasileiro SA	216,000	7,625,092
Redecard SA	24,000	516,605
Souza Cruz SA	12,000	369,963
Tele Norte Leste Participacoes SA	6,000	191,513
Tractebel Energia SA	18,000	264,576
Unibanco - Uniao de Bancos Brasileiros SA Units	108,000	1,683,764
Usinas Siderurgicas de Minas Gerais SA	6,000	326,568

		25,317,491
CHINA—29.71%
Agile Property Holdings Ltd.	240,000	313,697
Air China Ltd. Class H(b)	360,000	268,488
Alibaba.com Ltd.(a)(b)	90,000	167,228
Aluminum Corp. of China Ltd. Class H	360,000	624,627
Angang New Steel Co. Ltd. Class H	120,000	322,924
Anhui Conch Cement Co. Ltd. Class H(a)	8,000	71,710
Bank of China Ltd. Class H(b)	2,100,000	1,071,030
Bank of Communications Co. Ltd. Class H	660,000	864,359
Beijing Capital International Airport Co. Ltd. Class H	120,000	123,019
Belle International Holdings Ltd.	300,000	375,976
BYD Co. Ltd. Class H	90,000	142,317
Chaoda Modern Agriculture (Holdings) Ltd.	240,150	337,897
China Agri-Industries Holdings Ltd.(a)	240,000	171,918
China CITIC Bank Class H	480,000	341,992
China Coal Energy Co. Class H	360,000	807,309
China Communications Construction Co. Ltd. Class H	480,000	1,055,499

China Construction Bank Class H	2,700,000	2,404,629
China COSCO Holdings Co. Ltd. Class H	300,000	872,663
China Eastern Airlines Corp. Ltd. Class H(a)	120,000	53,667
China Everbright Ltd.(b)	120,000	287,556
China High Speed Transmission Equipment Group Co. Ltd.(a)	60,000	105,335
China Life Insurance Co. Ltd. Class H	720,000	2,892,474
China Mengniu Dairy Co. Ltd.	120,000	375,975
China Merchants Bank Co. Ltd. Class H	300,000	1,074,490
China Merchants Holdings (International) Co. Ltd.	120,000	517,447
China Mobile Ltd.	600,000	8,818,894
China National Building Material Co. Ltd. Class H	120,000	290,631
China Netcom Group Corp. (Hong Kong) Ltd.	135,000	467,951
China Oilfield Services Ltd. Class H(a)	240,000	466,240
China Overseas Land & Investment Ltd.	480,000	870,971
China Petroleum & Chemical Corp. Class H	1,560,000	1,571,255
China Railway Construction Corp. Class H(a)	150,000	269,103
China Railway Group Ltd. Class H(a)(b)	360,000	327,537
China Resources Enterprises Ltd.	120,000	397,504
China Resources Land Ltd.	240,000	406,576
China Resources Power Holdings Co. Ltd.	120,000	332,919
China Shenhua Energy Co. Ltd. Class H	330,000	1,471,610
China Shipping Container Lines Co. Ltd. Class H	120,000	59,510
China Shipping Development Co. Ltd. Class H	120,000	407,499
China Telecom Corp. Ltd. Class H	972,000	706,234
China Travel International Investment Hong Kong Ltd.(b)	600,000	241,424
China Unicom Ltd.	324,000	767,267
CITIC Pacific Ltd.	60,000	257,570
CITIC Resources Holdings Ltd.(a)	120,000	68,122
CNOOC Ltd.	1,560,000	2,718,710
Country Garden Holdings Co.(b)	360,000	277,714
Datang International Power Generation Co. Ltd. Class H	360,000	261,568
Denway Motors Ltd.	480,000	224,509
Dongfeng Motor Group Co. Ltd. Class H	360,000	179,915
Fosun International Ltd.(a)	210,000	160,385
GOME Electrical Appliances Holdings Ltd.(b)	720,000	439,176
Guangdong Investment Ltd.	360,000	167,459
Guangshen Railway Co. Ltd. Class H	120,000	60,279
Guangzhou Investment Co. Ltd.	600,000	118,405
Guangzhou R&F Properties Co. Ltd. Class H(b)	120,000	290,016
Harbin Power Equipment Co. Ltd. Class H(b)	120,000	225,432
Hengan International Group Co. Ltd. Class H(b)	120,000	435,178
Hidili Industry International Development Ltd.(a)	120,000	233,735
Hopson Development Holdings Ltd.(b)	120,000	255,879
Huaneng Power International Inc. Class H(b)	240,000	203,596
Industrial and Commercial Bank of China Class H	3,660,000	2,734,318
Jiangsu Expressway Co. Ltd. Class H	240,000	182,683
Jiangxi Copper Co. Ltd. Class H	180,000	412,881
KWG Property Holding Ltd.	120,000	114,407
Lenovo Group Ltd.	360,000	264,336
Li Ning Co. Ltd.(b)	120,000	337,532
Maanshan Iron & Steel Co. Ltd. Class H	240,000	179,300
PetroChina Co. Ltd. Class H	1,920,000	2,760,537
PICC Property & Casualty Co. Ltd. Class H(b)	360,000	280,944
Ping An Insurance (Group) Co. of China Ltd. Class H	150,000	1,250,368
Shanghai Electric Group Corp. Class H(a)	360,000	213,130
Shanghai Industrial Holdings Ltd.	60,000	221,818
Shimao Property Holdings Ltd.	180,000	299,858
Shui On Land Ltd.	300,000	280,636
Sinofert Holdings Ltd.(b)	240,000	184,528

Sino-Ocean Land Holdings Ltd.	390,000	347,335
Soho China Ltd.	30,000	18,837
Tencent Holdings Ltd.	60,000	505,145
Tingyi (Cayman Islands) Holding Corp.	120,000	143,778
Yanzhou Coal Mining Co. Ltd. Class H	240,000	522,829
Zhejiang Expressway Co. Ltd. Class H	240,000	195,600
Zijin Mining Group Co. Ltd. Class H(a)	360,000	340,915

		51,886,714
INDIA—12.94%
Ambuja Cements Ltd. SP GDR	221,640	516,421
Dr. Reddy’s Laboratories Ltd. ADR	86,040	1,399,871
HDFC Bank Ltd. ADR	20,160	2,010,960
Hindalco Industries Ltd. GDR Reg S(a)	272,880	1,230,689
ICICI Bank Ltd. SP ADR	66,900	2,524,137
Infosys Technologies Ltd. SP ADR	84,240	4,137,026
Mahanagar Telephone Nigam Ltd. ADR(b)	142,380	576,639
Reliance Industries Ltd. GDR(c)	47,580	5,424,120
Satyam Computer Services Ltd. ADR(b)	85,740	2,495,034
Tata Communications Ltd. ADR(b)	23,700	575,673
Wipro Ltd. ADR	121,440	1,719,590

		22,610,160
RUSSIA—21.90%
Comstar United Telesystems GDR	28,920	317,831
JSC MMC Norilsk Nickel ADR	80,940	2,380,445
LUKOIL SP ADR	47,040	5,209,680
Mechel OAO ADR(a)	15,780	909,244
Mobile TeleSystems SP ADR	18,000	1,576,800
Novolipetsk Steel GDR Reg S	8,760	420,480
OAO Gazprom SP ADR Reg S(a)	230,160	13,901,664
OAO NOVATEK SP GDR Reg S	9,180	862,920
OAO Rosneft Oil Co. GDR Reg S(a)	128,580	1,562,247
OAO Tatneft SP ADR Reg S	6,540	1,034,955
OAO TMK GDR Reg S	5,940	240,570
Pharmstandard GDR Reg S(a)	3,840	111,360
PIK Group GDR Reg S(a)	9,360	292,968
Polyus Gold SP ADR	6,600	418,440
Rostelecom SP ADR	6,000	405,000
Sberbank GDR Reg S(a)	8,640	3,678,996
Severstal GDR Reg S	19,860	522,318
Sistema JSFC SP GDR Reg S	10,500	369,600
Surgutneftegaz SP ADR(b)	64,200	775,536
Uralkali SP GDR	16,680	1,009,140
Vimpel-Communications SP ADR	46,440	1,637,939
VTB Bank OJSC GDR Reg S	51,000	416,160
Wimm-Bill-Dann Foods OJSC ADR(a)	1,560	195,125

		38,249,418

TOTAL COMMON STOCKS
(Cost: $134,330,406)		138,063,783

Security	Shares	Value

PREFERRED STOCKS—20.33%

BRAZIL—20.33%
Aracruz Celulose SA Class B	30,000	268,635
Banco Bradesco SA	152,407	3,683,638
Banco do Estado do Rio Grande do Sul SA	6,000	44,649
Banco Itau Holding Financeira SA	96,000	2,979,188

Bradespar SA	30,000	900,369
Brasil Telecom Participacoes SA	24,000	396,310
Brasil Telecom SA	12,000	146,642
Braskem SA Class A	18,000	146,568
Centrais Eletricas Brasileiras SA Class B	18,000	298,893
Companhia de Bebidas das Americas	18,000	1,255,351
Companhia Energetica de Minas Gerais	24,323	568,883
Companhia Energetica de Sao Paulo Class B	18,000	340,959
Companhia Paranaense de Energia Class B	12,000	219,779
Companhia Vale do Rio Doce Class A	192,000	6,418,893
Duratex SA	6,000	136,531
Eletropaulo Metropolitana Electricidade de Sao Paulo SA Class B	6,000	146,679
Fertilizantes Fosfatados SA	1,440	107,867
Gerdau SA	30,000	1,510,701
Gol Linhas Aereas Inteligentes SA	6,000	93,063
Itausa - Investimentos Itau SA	198,000	1,430,812
Klabin SA	60,000	237,269
Lojas Americanas SA	36,000	288,930
Metalurgica Gerdau SA	6,000	416,937
Net Servicos de Comunicacao SA(a)	18,000	259,705
Petroleo Brasileiro SA	312,000	9,402,214
Sadia SA	60,000	509,225
Tam SA	6,000	130,074
Tele Norte Leste Participacoes SA	24,000	625,830
Telemar Norte Leste SA Class A	6,000	354,207
TIM Participacoes SA	54,000	165,388
Usinas Siderurgicas de Minas Gerais SA Class A	26,150	1,407,211
Vivo Participacoes SA(a)	60,000	415,498
Votorantim Celulose e Papel SA	6,000	202,915

		35,509,813

TOTAL PREFERRED STOCKS
(Cost: $30,554,496)		35,509,813

Security	Shares	Value

RIGHTS—0.02%

BRAZIL—0.02%
Centrais Eletricas Brasileiras SA(d)	86	2
Companhia de Bebidas das Americas(d)	85	5,928
Itausa - Investimentos Itau SA(d)	1,151	8,318
JBS SA(a)	2,652	16,310
Vivo Participacoes SA(a) (d)	1,200	—

		30,558

TOTAL RIGHTS
(Cost: $23,172)		30,558

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.86%

MONEY MARKET FUNDS—1.86%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.70%(e)(f)	269,771	269,771
BGI Cash Premier Fund LLC
2.74%(e)(f)(g)	2,975,376	2,975,376

		3,245,147

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,245,147)		3,245,147

TOTAL INVESTMENTS IN SECURITIES—101.26%
(Cost: $168,153,221)	176,849,301
Other Assets, Less Liabilities—(1.26)%	(2,202,250)

NET ASSETS—100.00%	$174,647,051

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

SP GDR - Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA INDEX FUND

May 31, 2008

Security	Shares	Value

COMMON STOCKS—99.84%

ADVERTISING—0.14%
Aeroplan Income Fund	160,316	$2,823,317
Aeroplan Income Fund (U.S.)(a)	16,282	286,741

		3,110,058
AEROSPACE & DEFENSE—0.26%
CAE Inc.	441,350	5,844,989

		5,844,989
AIRLINES—0.01%
Jazz Air Income Fund(a)	20,078	151,136

		151,136
APPAREL—0.26%
Gildan Activewear Inc.(b)	199,550	5,893,924

		5,893,924
AUTO PARTS & EQUIPMENT—0.47%
Magna International Inc. Class A	150,800	10,627,477

		10,627,477
BANKS—17.90%
Bank of Montreal	869,700	42,684,179
Bank of Nova Scotia	1,715,350	85,879,705
Canadian Imperial Bank of Commerce	662,350	46,538,469
National Bank of Canada	274,950	15,032,740
Royal Bank of Canada	2,251,600	115,106,451
Toronto-Dominion Bank (The)	1,394,250	100,868,102

		406,109,646
CHEMICALS—6.26%
Agrium Inc.	274,300	23,949,148
Methanex Corp.	177,454	5,014,500
NOVA Chemicals Corp.	144,300	3,909,184
Potash Corp. of Saskatchewan Inc.	549,900	109,199,725

		142,072,557
COAL—0.92%
Fording Canadian Coal Trust	263,250	20,862,370

		20,862,370
COMMERCIAL SERVICES—0.21%
Ritchie Bros. Auctioneers Inc.	172,250	4,749,572

		4,749,572
COMPUTERS—5.60%
CGI Group Inc.(b)	502,450	5,405,243
Research In Motion Ltd.(b)	879,450	121,611,376

		127,016,619

DIVERSIFIED FINANCIAL SERVICES—0.82%
CI Financial Income Fund	111,344	2,661,185
IGM Financial Inc.	206,700	9,395,833
TSX Group Inc.	142,350	6,444,930

		18,501,948
ELECTRIC—0.89%
Fortis Inc.	273,000	7,500,151
TransAlta Corp.	349,700	12,679,572

		20,179,723
ENGINEERING & CONSTRUCTION—0.66%
SNC-Lavalin Group Inc.	261,950	15,012,632

		15,012,632
FOOD—1.01%
George Weston Ltd.	90,350	4,656,157
Loblaw Companies Ltd.	191,100	6,548,209
Metro Inc. Class A	176,800	4,944,422
Saputo Inc.	248,950	6,771,781

		22,920,569
FOREST PRODUCTS & PAPER—0.25%
Sino-Forest Corp.(b)	270,400	5,659,978

		5,659,978
GAS—0.17%
Canadian Utilities Ltd. Class A	85,150	3,946,874

		3,946,874
HAND & MACHINE TOOLS—0.38%
Finning International Inc.	304,850	8,632,866

		8,632,866
HEALTH CARE - SERVICES—0.18%
MDS Inc.(b)	213,200	4,005,680

		4,005,680
HOLDING COMPANIES - DIVERSIFIED—1.99%
Brookfield Asset Management Inc. Class A	863,200	31,706,551
Onex Corp.	172,900	5,868,891
Sherritt International Corp.	499,200	7,640,970

		45,216,412
INSURANCE—9.14%
Fairfax Financial Holdings Ltd.	29,900	8,231,000
Great-West Lifeco Inc.	466,700	14,761,378
ING Canada Inc.	53,950	2,104,359
Manulife Financial Corp.	2,611,700	100,846,260
Power Corp. of Canada	601,250	20,336,130
Power Financial Corp.	429,000	15,377,861
Sun Life Financial Inc.	982,150	45,712,426

		207,369,414
IRON & STEEL—0.21%
Gerdau Ameristeel Corp.	263,900	4,737,824

		4,737,824
MANUFACTURING—0.87%
Bombardier Inc. Class B(b)	2,496,000	19,843,413

		19,843,413

MEDIA—3.21%
Astral Media Inc. Class A	90,350	3,141,383
Rogers Communications Inc. Class B	872,950	38,389,771
Shaw Communications Inc. Class B	604,500	12,507,316
Thomson Reuters Corp.	390,000	14,187,884
Yellow Pages Income Fund	446,550	4,516,280

		72,742,634
MINING—11.91%
Agnico-Eagle Mines Ltd.	248,950	17,624,668
Barrick Gold Corp.	1,515,150	61,035,981
Cameco Corp.	599,950	24,439,948
Eldorado Gold Corp.(b)	599,950	4,860,217
First Quantum Minerals Ltd.	118,300	9,290,663
Goldcorp Inc.	1,233,700	49,623,618
Inmet Mining Corp.	75,400	5,133,149
Ivanhoe Mines Ltd.(b)	424,450	3,916,883
Kinross Gold Corp.	1,067,300	21,288,000
Lundin Mining Corp.(b)	578,500	4,756,310
Pan American Silver Corp.(b)	126,100	4,178,799
Silver Wheaton Corp.(b)	387,400	5,625,623
Teck Cominco Ltd. Class B	753,350	37,277,065
Uranium One Inc.(b)	814,450	4,081,676
Yamana Gold Inc.	1,105,000	17,080,407

		270,213,007
OIL & GAS—26.30%
Addax Petroleum Corp.	148,850	7,714,376
ARC Energy Trust	178,750	5,238,201
Canadian Natural Resources Ltd.	940,550	92,038,927
Canadian Oil Sands Trust	408,200	20,555,830
EnCana Corp.	1,305,850	117,627,688
Enerplus Resources Fund	278,200	13,004,317
Ensign Resource Service Group	226,200	5,051,201
Harvest Energy Trust	248,486	6,119,002
Husky Energy Inc.	443,300	22,243,069
Imperial Oil Ltd.	548,600	31,882,510
Nexen Inc.	828,100	31,842,308
Niko Resources Ltd.	76,728	7,117,628
OPTI Canada Inc.(b)	341,036	7,721,958
Penn West Energy Trust	650,000	21,363,591
Petro-Canada	841,750	48,563,477
Precision Drilling Trust	108,749	2,897,930
Provident Energy Trust	440,050	5,057,232
Suncor Energy Inc.	1,612,000	110,002,737
Talisman Energy Inc.	1,773,200	40,720,966

		596,762,948
OIL & GAS SERVICES—0.20%
Trican Well Service Ltd.	213,850	4,607,556

		4,607,556
PHARMACEUTICALS—0.13%
Biovail Corp.	251,550	2,926,354

		2,926,354
PIPELINES—2.92%
Enbridge Inc.	609,050	27,115,198
TransCanada Corp.	991,900	39,089,065

		66,204,263
REAL ESTATE—0.33%
Brookfield Properties Corp.	377,000	7,557,452

		7,557,452

REAL ESTATE INVESTMENT TRUSTS—0.17%
RioCan Real Estate Investment Trust	179,400	3,856,279

		3,856,279
RETAIL—1.40%
Alimentation Couche-Tard Inc. Class B	239,200	3,502,425
Canadian Tire Corp. Ltd. Class A	135,850	8,189,006
Shoppers Drug Mart Corp.	358,150	20,093,451

		31,784,882
TELECOMMUNICATIONS—1.72%
BCE Inc.	466,700	16,461,543
Nortel Networks Corp.(b)	763,100	6,227,977
TELUS Corp.	87,158	4,192,566
TELUS Corp. NVS	260,650	12,197,067

		39,079,153
TRANSPORTATION—2.95%
Canadian National Railway Co.	844,350	47,311,470
Canadian Pacific Railway Ltd.	267,150	19,512,677

		66,824,147

TOTAL COMMON STOCKS
(Cost: $1,984,436,136)		2,265,024,356

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.05%

MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.70%(c)(d)	1,141,229	1,141,229

		1,141,229

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,141,229)		1,141,229

TOTAL INVESTMENTS IN SECURITIES—99.89%
(Cost: $1,985,577,365)		2,266,165,585
Other Assets, Less Liabilities—0.11%		2,577,321

NET ASSETS—100.00%		$2,268,742,906

NVS - Non-Voting Shares

(a)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI CHILE INDEX FUND

May 31, 2008

Security	Shares	Value

COMMON STOCKS—92.69%

AIRLINES—3.57%
LAN Airlines SA	243,538	$2,977,026

		2,977,026
BANKS—7.81%
Banco de Credito e Inversiones	51,545	1,518,871
Banco Santander Chile SA	80,674,109	4,032,026
CorpBanca SA	156,222,743	960,045

		6,510,942
BEVERAGES—3.62%
Coca-Cola Embonor SA Class B	2,828	3,534
Compania Cervecerias Unidas SA	227,721	1,636,537
Vina Concha y Toro SA	727,024	1,379,408

		3,019,479
BUILDING MATERIALS—0.50%
Cementos Bio Bio SA	47,240	129,364
Salfacorp SA	146,992	286,209

		415,573
COMPUTERS—0.73%
Sonda SA	390,225	605,409

		605,409
ELECTRIC—26.07%
Almendral SA	13,982,659	1,415,155
Colbun SA(a)	10,035,874	2,069,037
Empresa Nacional de Electricidad SA	5,646,752	9,583,721
Enersis SA	22,479,709	8,660,446

		21,728,359
ENGINEERING & CONSTRUCTION—0.06%
Socovesa SA	145,000	53,144

		53,144
FOOD—7.39%
Centros Comerciales Sudamericanos SA	1,091,420	4,170,670
Distribucion y Servicio D&S SA	4,488,896	1,681,700
Empresas Iansa SA	2,524,395	141,938
Multiexport Foods SA	437,113	163,849

		6,158,157
FOREST PRODUCTS & PAPER—8.61%
Empresas CMPC SA	172,120	6,075,456
Masisa SA	4,927,573	1,097,981

		7,173,437
HEALTH CARE - SERVICES—0.72%
Banmedica SA	514,144	599,585

		599,585

HOLDING COMPANIES - DIVERSIFIED—12.67%
Empresas Copec SA	676,757	10,254,377
Sigdo Koppers SA	376,835	302,127

		10,556,504
INVESTMENT COMPANIES—0.98%
Administradora de Fondos de Pensiones Provida SA	379,795	814,638

		814,638
IRON & STEEL—4.90%
CAP SA	121,400	4,082,903

		4,082,903
METAL FABRICATE & HARDWARE—0.84%
Cintac SA	37,539	23,608
Madeco SA	6,051,222	673,548

		697,156
REAL ESTATE—0.90%
Parque Arauco SA	731,640	746,571

		746,571
RETAIL—6.09%
Farmacias Ahumada SA	95,200	331,079
La Polar SA	382,083	2,104,560
SACI Falabella SA	493,715	2,643,360

		5,078,999
TELECOMMUNICATIONS—4.86%
Compania de Telecomunicaciones de Chile SA Class A	921,943	1,555,131
Empresa Nacional de Telecomunicaciones SA	163,219	2,497,910

		4,053,041
TRANSPORTATION—1.32%
Compania SudAmericana de Vapores SA	685,245	1,098,789

		1,098,789
WATER—1.05%
Inversiones Aguas Metropolitanas SA(a)	770,225	874,162

		874,162

TOTAL COMMON STOCKS
(Cost: $79,877,269)		77,243,874

Security	Shares	Value

PREFERRED STOCKS—7.93%

CHEMICALS—7.93%
Sociedad Quimica y Minera de Chile SA Class B	194,159	6,610,786

		6,610,786

TOTAL PREFERRED STOCKS
(Cost: $4,201,936)		6,610,786

Security	Shares	Value

RIGHTS—0.13%

ELECTRIC—0.13%
Colbun SA(b)	1,826,070	110,279

		110,279

TOTAL RIGHTS
(Cost: $0)		110,279

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.57%

MONEY MARKET FUNDS—0.57%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.70%(c)(d)	473,473	473,473

		473,473

TOTAL SHORT-TERM INVESTMENTS
(Cost: $473,473)		473,473

TOTAL INVESTMENTS IN SECURITIES—101.32%
(Cost: $84,552,678)		84,438,412
Other Assets, Less Liabilities—(1.32)%		(1,102,710)

NET ASSETS—100.00%		$83,335,702

(a)	Non-income earning security.
(b)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2008

Security	Shares	Value

COMMON STOCKS—88.66%

ARGENTINA—0.83%
Petrobras Energia Participaciones SA SP ADR	2,413,819	$32,900,353
Tenaris SA ADR	3,151,207	193,168,989

		226,069,342
BRAZIL—5.95%
Companhia Siderurgica Nacional SP ADR	2,738,385	134,646,390
Companhia Vale do Rio Doce ADR	12,088,791	480,892,106
Empresa Brasileira de Aeronautica SA ADR	1,377,259	51,674,758
Gafisa SA ADR(a)	880,152	39,325,191
Petroleo Brasileiro SA ADR(a)	10,689,978	753,643,449
TAM SA ADR	790,686	17,047,190
Unibanco - Uniao de Bancos Brasileiros SA Units GDR	933,348	146,414,301
Vivo Participacoes SA ADR(b)	760,461	5,330,832

		1,628,974,217
CHILE—2.14%
Banco Santander Chile SA ADR	2,349,592	122,178,784
Compania de Telecomunicaciones de Chile SA SP ADR	2,848,238	19,225,606
Enersis SA SP ADR	6,949,988	132,119,272
LAN Airlines SA SP ADR(a)	3,066,929	37,232,518
Sociedad Quimica y Minera de Chile SA SP ADR(c)	8,067,542	274,619,130

		585,375,310
CHINA—14.35%
Agile Property Holdings Ltd.(a)	16,926,000	22,123,505
Air China Ltd. Class H(a)	31,434,000	23,443,479
Alibaba.com Ltd.(a)(b)	7,254,000	13,478,606
Aluminum Corp. of China Ltd. Class H	7,254,000	12,586,230
Angang New Steel Co. Ltd. Class H	16,927,320	45,551,946
Anhui Conch Cement Co. Ltd. Class H(a)(b)	2,418,000	21,674,219
Bank of China Ltd. Class H(a)	171,678,000	87,558,266
Bank of Communications Co. Ltd. Class H(a)	56,929,000	74,556,221
Beijing Capital International Airport Co. Ltd. Class H(a)	19,348,000	19,834,694
Beijing Enterprises Holdings Ltd.	4,836,000	17,847,534
Belle International Holdings Ltd.	18,130,000	22,721,453
Chaoda Modern Agriculture (Holdings) Ltd.(a)	2,446,175	3,441,829
China Agri-Industries Holdings Ltd.(a)(b)	12,541,000	8,983,455
China Coal Energy Co. Class H	15,717,000	35,245,781
China Communications Construction Co. Ltd. Class H(a)	32,643,000	71,780,550
China Construction Bank Class H(a)	233,729,000	208,159,791
China COSCO Holdings Co. Ltd. Class H	16,926,000	49,235,645
China Eastern Airlines Corp. Ltd. Class H(a)(b)(c)	82,912,000	37,080,216
China Everbright Ltd.(a)	26,826,000	64,283,122
China High Speed Transmission Equipment Group Co. Ltd.(a)(b)	2,418,000	4,244,986
China Life Insurance Co. Ltd. Class H(a)	62,868,000	252,561,195
China Mengniu Dairy Co. Ltd.	4,836,000	15,151,813

China Merchants Bank Co. Ltd. Class H	64,000	229,225
China Merchants Holdings (International) Co. Ltd.	9,672,000	41,706,216
China Mobile Ltd.	42,919,500	630,837,506
China National Building Material Co. Ltd. Class H(a)	12,090,000	29,281,110
China Overseas Land & Investment Ltd.(a)	33,852,000	61,425,262
China Petroleum & Chemical Corp. Class H	125,736,000	126,643,126
China Railway Construction Corp. Class H(b)	11,485,500	20,605,226
China Railway Group Ltd. Class H(a)(b)	24,180,000	21,999,564
China Resources Enterprises Ltd.	16,940,000	56,114,279
China Resources Land Ltd.	38,720,000	65,594,321
China Resources Power Holdings Co. Ltd.	7,254,000	20,124,954
China Shenhua Energy Co. Ltd. Class H	12,694,500	56,610,146
China Shipping Development Co. Ltd. Class H	21,780,000	73,961,070
China Southern Airlines Co. Ltd. Class H(a)(b)	21,836,000	14,186,670
China Telecom Corp. Ltd. Class H	31,330,000	22,763,702
China Travel International Investment Hong Kong Ltd.(a)	83,206,951	33,480,250
CITIC Pacific Ltd.	13,299,000	57,090,419
CITIC Resources Holdings Ltd.(b)	36,270,000	20,589,733
CNOOC Ltd.	145,080,000	252,840,063
COSCO Pacific Ltd.(a)	7,254,000	13,738,883
Country Garden Holdings Co.(a)	24,180,000	18,653,152
Datang International Power Generation Co. Ltd. Class H(a)	19,360,000	14,066,558
Denway Motors Ltd.(a)	45,942,000	21,488,307
Dongfang Electric Co. Ltd. Class H	4,836,000	16,732,063
Dongfeng Motor Group Co. Ltd. Class H	12,090,000	6,042,134
GOME Electrical Appliances Holdings Ltd.	58,032,000	35,397,609
Guangdong Investment Ltd.	16,930,110	7,875,277
Guangshen Railway Co. Ltd. Class H(a)(c)	77,446,363	38,903,308
Guangzhou Investment Co. Ltd.	37,324,000	7,365,604
Guangzhou R&F Properties Co. Ltd. Class H(a)	967,200	2,337,531
Harbin Power Equipment Co. Ltd. Class H(a)	7,254,000	13,627,336
Hidili Industry International Development Ltd.(b)	8,463,000	16,484,181
Hopson Development Holdings Ltd.	7,254,000	15,467,863
Huaneng Power International Inc. Class H(a)	28,682,000	24,331,386
Industrial and Commercial Bank of China Class H(a)	250,281,000	186,980,307
Jiangsu Expressway Co. Ltd. Class H	7,260,000	5,526,148
Jiangxi Copper Co. Ltd. Class H(a)	24,198,000	55,504,978
KWG Property Holding Ltd.(a)	6,045,000	5,763,266
Lenovo Group Ltd.	50,778,000	37,284,614
Li Ning Co. Ltd.(a)	4,836,000	13,602,547
Maanshan Iron & Steel Co. Ltd. Class H(a)	26,598,000	19,870,874
Nine Dragons Paper Holdings Ltd.(a)	26,598,000	28,971,257
Parkson Retail Group Ltd.	604,500	5,190,038
PetroChina Co. Ltd. Class H	147,498,000	212,069,602
Ping An Insurance (Group) Co. of China Ltd. Class H(a)	13,302,500	110,886,839
Shanghai Industrial Holdings Ltd.(a)	4,840,000	17,893,307
Shimao Property Holdings Ltd.	2,418,000	4,028,089
Shui On Land Ltd.	13,903,500	13,006,080
Sinofert Holdings Ltd.(a)	40,182,000	30,894,576
Sino-Ocean Land Holdings Ltd.	11,485,500	10,229,023
Sinopec Shanghai Petrochemical Co. Ltd. Class H(a)	29,040,000	11,982,623
Tencent Holdings Ltd.	6,045,000	50,893,358
Weichai Power Co. Ltd. Class H(a)	2,381,000	11,914,611
Yanzhou Coal Mining Co. Ltd. Class H(a)	26,598,800	57,944,257
Zhejiang Expressway Co. Ltd. Class H	26,598,000	21,677,317
Zijin Mining Group Co. Ltd. Class H(a)(b)	48,360,000	45,796,276

		3,928,048,557

COLOMBIA—0.11%
Bancolombia SA SP ADR	785,850	30,019,470

		30,019,470
CZECH REPUBLIC—2.13%
Central European Media Enterprises Ltd. Class A(b)	22,598	2,416,449
CEZ AS	4,776,759	394,053,582
Komercni Banka AS	338,030	87,576,993
Philip Morris CR AS	6,940	2,412,712
Unipetrol AS(b)	5,206,534	87,354,702
Zentiva NV	147,586	9,474,490

		583,288,928
EGYPT—0.84%
Orascom Construction Industries Co. GDR	870,485	125,349,840
Orascom Telecom Holding SAE GDR Reg S(a)	1,393,977	103,014,900

		228,364,740
HUNGARY—1.42%
Magyar Telekom PLC(a)	3,778,311	18,593,786
MOL Magyar Olaj-es Gazipari Rt(a)(b)	740,558	111,485,017
OTP Bank Rt(a)	3,148,836	142,148,530
Richter Gedeon Rt(a)	531,733	116,929,983

		389,157,316
INDIA—5.79%
HDFC Bank Ltd. ADR	3,064,815	305,715,296
ICICI Bank Ltd. SP ADR	5,284,787	199,395,013
Infosys Technologies Ltd. SP ADR(a)	5,754,092	282,583,458
Mahanagar Telephone Nigam Ltd. ADR(a)	6,872,700	27,834,435
Reliance Industries Ltd. GDR(a)(d)	2,600,559	296,463,726
Satyam Computer Services Ltd. ADR(a)	7,274,377	211,684,371
Tata Communications Ltd. ADR(a)	6,604,554	160,424,617
Wipro Ltd. ADR(a)	6,989,229	98,967,483

		1,583,068,399
INDONESIA—1.74%
PT Aneka Tambang Tbk	109,414,500	38,174,677
PT Astra Agro Lestari Tbk	3,022,500	8,582,407
PT Astra International Tbk	18,746,500	42,262,641
PT Bank Central Asia Tbk	108,880,000	32,436,071
PT Bank Danamon Indonesia Tbk	18,626,487	11,397,850
PT Bank Internasional Indonesia Tbk	122,910,000	6,135,603
PT Bank Mandiri Tbk	40,501,500	12,609,162
PT Bank Rakyat Indonesia Tbk	48,689,061	30,316,324
PT Bumi Resources Tbk	168,051,000	145,229,259
PT Indosat Tbk	1,813,500	1,119,444
PT Kalbe Farma Tbk	111,172,583	10,502,616
PT Perusahaan Gas Negara Tbk	22,874,500	34,379,281
PT Semen Gresik (Persero) Tbk	6,205,000	2,930,971
PT Telekomunikasi Indonesia Tbk	74,958,500	65,181,305
PT United Tractors Tbk	22,450,771	34,827,014

		476,084,625
ISRAEL—3.75%
Africa Israel Investments Ltd.	295,669	24,022,389
Bank Hapoalim Ltd.(a)	14,042,702	71,036,091
Bank Leumi le-Israel(a)	18,385,418	100,136,267
Check Point Software Technologies Ltd.(b)	1,942,404	48,229,891
Clal Insurance Enterprise Holdings Ltd.	119,295	2,610,070
Discount Investment Corp. Ltd.	101,640	2,791,256
Elbit Systems Ltd.	926,094	57,624,904
Israel Chemicals Ltd.(a)	9,888,411	226,476,758
Israel Corp. Ltd. (The)(a)(b)	27,527	42,201,375

Israel Discount Bank Ltd. Class A(a)(b)	20,757,781	52,566,838
Koor Industries Ltd.	391,773	25,021,921
Makhteshim-Agan Industries Ltd.(a)	4,250,968	39,801,910
Mizrahi Tefahot Bank Ltd.(a)	6,615,820	56,564,773
NICE Systems Ltd.(a)(b)	242,000	8,569,230
Strauss Group Ltd.(b)	38,560	610,306
Teva Pharmaceutical Industries Ltd.	5,967,624	268,540,765

		1,026,804,744
MALAYSIA—0.43%
AMMB Holdings Bhd	9,752,175	11,979,524
Bumiputra-Commerce Holdings Bhd	2,034,000	5,963,889
Bursa Malaysia Bhd	2,930,800	7,643,599
Gamuda Bhd	12,166,000	9,199,599
Genting Bhd	3,359,400	6,376,639
IGB Corp. Bhd	4,577,800	2,472,577
IJM Corp. Bhd	3,701,200	6,568,488
IOI Corp. Bhd	5,265,000	12,106,250
MMC Corp. Bhd	3,896,000	4,280,790
Resorts World Bhd	19,905,500	20,028,373
Sime Darby Bhd	1,501,673	4,403,054
SP Setia Bhd	4,821,300	5,892,700
Tenaga Nasional Bhd	3,152,700	6,860,042
UEM World Bhd	3,896,000	4,112,444
YTL Corp. Bhd	4,480,400	10,371,296
YTL Power International Bhd	298,693	204,660

		118,463,924
MEXICO—5.66%
Alfa SAB de CV Series A(a)	4,985,000	36,530,304
America Movil SAB de CV Series L(a)	129,363,000	385,323,282
Axtel SAB de CV Series CPO(a)(b)	1,209,000	2,388,292
Cemex SAB de CV Series CPO(b)	55,251,364	157,196,731
Controladora Comercial Mexicana SA de CV BC Units(a)	13,068,300	40,745,991
Corporacion Geo SAB de CV Series B(a)(b)	6,562,300	25,437,880
Desarrolladora Homex SAB de CV(a)(b)	1,241,300	14,421,992
Empresas ICA SAB de CV(a)(b)	8,342,100	55,813,063
Fomento Economico Mexicano SAB de CV BD Units(a)	21,059,600	98,870,309
Grupo Carso SA de CV Series A1(a)	1,089,741	4,813,541
Grupo Financiero Banorte SAB de CV Series O(a)	12,826,656	62,228,577
Grupo Mexico SA de CV Series B(a)	13,178,100	98,545,722
Grupo Modelo SAB de CV Series C	14,870,798	80,129,965
Grupo Televisa SA Series CPO(a)	24,155,100	125,787,853
Industrias Penoles SAB de CV(a)	1,209,088	35,611,776
Kimberly-Clark de Mexico SAB de CV Series A(a)	8,593,600	40,320,170
Telefonos de Mexico SAB de CV Series L	55,251,300	113,634,772
Urbi Desarrollos Urbanos SA de CV(a)(b)	4,156,000	15,881,010
Wal-Mart de Mexico SAB de CV Series V(a)	35,402,300	156,240,005

		1,549,921,235
PERU—0.76%
Compania de Minas Buenaventura SA ADR	2,050,582	134,928,296
Southern Copper Corp.	657,696	72,497,830

		207,426,126
PHILIPPINE ISLANDS—0.98%
Ayala Corp.	5,272,873	42,469,730
Ayala Land Inc.	39,886,200	9,797,250
Bank of the Philippine Islands	28,139,000	34,076,705
Filinvest Land Inc.(b)	375	8
Globe Telecom Inc.	556,140	16,392,565
Jollibee Foods Corp.	43,669,000	43,404,581
Manila Electric Co.	14,365,740	20,187,204

Megaworld Corp.	325,926,040	14,596,484
Metropolitan Bank & Trust Co.	40	36
Philippine Long Distance Telephone Co.	737,490	43,897,211
SM Investments Corp.	2,322,571	13,267,285
SM Prime Holdings Inc.	167,298,820	30,581,299

		268,670,358
RUSSIA—10.57%
Comstar United Telesystems GDR	272,065	2,989,994
JSC MMC Norilsk Nickel ADR	7,339,854	215,865,106
LUKOIL SP ADR	3,491,592	386,693,814
Mechel OAO ADR(a)(b)	927,832	53,461,680
Mobile TeleSystems SP ADR	1,450,800	127,090,080
Novolipetsk Steel GDR Reg S	586,365	28,145,520
OAO Gazprom SP ADR Reg S(b)	18,135,508	1,095,384,682
OAO NOVATEK SP GDR Reg S	581,529	54,663,726
OAO Rosneft Oil Co. GDR Reg S(b)	7,193,850	87,405,277
OAO Tatneft SP ADR Reg S	406,224	64,284,948
PIK Group GDR Reg S(b)	725,400	22,705,020
Polyus Gold SP ADR	726,383	46,052,682
RAO Unified Energy System of Russia GDR Reg S(b)	519,463	52,076,166
Rostelecom SP ADR(a)	865,647	58,431,172
Sberbank GDR Reg S(a)(b)	474,074	201,865,308
Surgutneftegaz SP ADR(a)	4,116,645	49,729,072
Uralkali SP GDR	1,119,534	67,731,807
Vimpel-Communications SP ADR	5,554,375	195,902,806
VTB Bank OJSC GDR Reg S(a)	5,380,050	43,901,208
Wimm-Bill-Dann Foods OJSC ADR(b)	306,410	38,325,763

		2,892,705,831
SOUTH AFRICA—7.36%
African Bank Investments Ltd.	12,539,591	40,224,412
African Rainbow Minerals Ltd.	301,041	11,803,729
Anglo Platinum Ltd.	510,933	88,638,696
AngloGold Ashanti Ltd.	1,222,299	45,850,316
ArcelorMittal South Africa Ltd.	3,897,816	127,585,579
Aveng Ltd.	1,743,034	14,891,095
Barloworld Ltd.	2,454,404	33,096,446
Bidvest Group Ltd.	2,681,459	37,653,791
Exxaro Resources Ltd.	607,388	12,525,268
FirstRand Ltd.	31,562,608	60,747,787
Foschini Ltd.	5,926,574	26,375,161
Gold Fields Ltd.	4,999,215	63,982,150
Grindrod Ltd.	161,983	562,025
Harmony Gold Mining Co. Ltd.(b)	2,728,713	32,333,051
Impala Platinum Holdings Ltd.	4,353,609	185,262,019
Imperial Holdings Ltd.(b)	2,613,503	18,135,900
Investec Ltd.	4,105,032	28,518,327
Kumba Iron Ore Ltd.	449,748	20,020,533
Liberty Group Ltd.(b)	885,584	8,485,206
Metropolitan Holdings Ltd.	7,474,534	12,086,243
MTN Group Ltd.	11,831,274	235,753,352
Murray & Roberts Holdings Ltd.	2,282,592	26,299,725
Nampak Ltd.	3,348,106	6,005,650
Naspers Ltd.	4,161,473	96,713,185
Nedbank Group Ltd.	3,455,657	45,077,623
Network Healthcare Holdings Ltd.(b)	19,132,241	20,816,471
Northam Platinum Ltd.	252,135	2,259,019
Pick’n Pay Stores Ltd.	5,473,643	21,270,643
Pretoria Portland Cement Co. Ltd.	4,395,048	20,399,528
Reunert Ltd.	1,707,706	12,409,273
Sanlam Ltd.	19,306,960	48,787,825
Sappi Ltd.	494,975	7,054,268
Sasol Ltd.	4,996,797	309,451,858

Shoprite Holdings Ltd.	12,618,333	69,389,143
SPAR Group Ltd. (The)	551,030	3,751,620
Standard Bank Group Ltd.	9,592,142	104,365,479
Steinhoff International Holdings Ltd.	2,032,329	5,215,433
Telkom South Africa Ltd.	1,464,250	26,264,918
Tiger Brands Ltd.	1,678,476	34,458,903
Truworths International Ltd.	10,071,061	30,209,293
Woolworths Holdings Ltd.	13,618,671	20,148,997

		2,014,879,940
SOUTH KOREA—11.71%
Daelim Industrial Co. Ltd.	199,100	23,871,511
Doosan Heavy Industries & Construction Co. Ltd.	231,790	27,565,919
Hyundai Development Co.	212,800	12,994,631
Hyundai Engineering & Construction Co. Inc.	325,410	27,769,078
Hyundai Heavy Industries Co. Ltd.	375,500	136,704,529
Kookmin Bank SP ADR(a)	6,555,007	409,360,187
Korea Electric Power Corp. SP ADR(a)	15,854,351	256,206,312
KT Corp. SP ADR	8,428,333	190,564,609
LG Display Co. Ltd. ADR(a)	7,398,630	163,065,805
NHN Corp.(b)	187,575	38,806,109
POSCO ADR	4,856,553	663,647,967
Samsung Electronics Co. Ltd. GDR(d)	2,690,025	954,958,875
Samsung Engineering Co. Ltd.	187,990	17,319,791
Samsung Heavy Industries Co. Ltd.	2,036,070	84,700,354
Shinhan Financial Group Co. Ltd. ADR	193,440	19,454,261
SK Telecom Co. Ltd. ADR	7,752,264	176,131,438

		3,203,121,376
TAIWAN—9.48%
Asia Cement Corp.	3,051,000	5,670,071
AU Optronics Corp. SP ADR(a)	16,964,078	322,996,045
Catcher Technology Co. Ltd.	3,201,000	11,055,358
Cheng Shin Rubber Industry Co. Ltd.	3,051,000	5,218,472
Chunghwa Telecom Co. Ltd. SP ADR	22,301,214	552,401,071
CMC Magnetics Corp.(b)	8,136,000	2,729,662
Compal Communications Inc.	2,475,000	4,656,602
D-Link Corp.	1,374,400	2,282,981
Epistar Corp.	2,291,438	6,255,817
Evergreen Marine Corp. Ltd.	10,170,000	8,948,342
Far Eastern Textile Ltd.	5,085,000	7,911,338
Foxconn Technology Co. Ltd.	1,068,000	6,200,316
HannStar Display Corp.(b)	10,946,988	4,752,985
High Tech Computer Corp.	3,126,000	83,183,146
Hon Hai Precision Industry Co. Ltd.	5,085,000	28,768,502
Macronix International Co. Ltd.	21,957,000	10,472,222
MediaTek Inc.	3,145,000	39,309,914
MiTAC International Corp.	7,119,000	6,099,926
Mosel Vitelic Inc.	10,545,000	9,156,898
Siliconware Precision Industries Co. SP ADR(a)(c)	42,744,195	362,898,216
Synnex Technology International Corp.	4,068,000	10,637,655
Taiwan Cement Corp.	7,119,000	11,942,274
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	62,367,474	714,107,577
Tatung Co. Ltd.(b)	14,763,000	8,255,082
U-Ming Marine Transport Corp.	2,034,000	6,569,923
Uni-President Enterprises Co.	6,102,000	8,620,515
United Microelectronics Corp. SP ADR(a)	85,987,361	298,376,143
Wintek Corp.(b)	9,378,000	7,680,817
Yang Ming Marine Transport Corp.	14,763,000	11,290,038
Yuanta Financial Holding Co. Ltd.(b)	38,829,000	36,144,356

		2,594,592,264

THAILAND—1.85%
Bangkok Bank PCL	7,972,800	33,122,880
Banpu PCL	2,511,000	37,709,433
Electricity Generating PCL	1,599,900	4,308,086
IRPC PCL	78,499,200	12,078,659
Kasikornbank PCL	16,172,200	42,054,190
Krung Thai Bank PCL	13,530,300	3,747,429
PTT Aromatics & Refining PCL	17,175,486	14,535,340
PTT Chemical PCL	7,321,968	24,785,859
PTT Exploration & Production PCL	18,550,700	106,754,298
PTT PCL	10,777,700	111,441,982
Ratchaburi Electricity Generating Holding PCL	39,312,400	54,440,930
Siam Cement PCL	2,544,600	16,131,331
Siam Makro PCL	11,916,500	34,838,206
Thanachart Capital PCL	11,992,900	5,757,478
United Broadcasting Corp. PCL(b)(e)	5,658,800	3,134,587

		504,840,688
TURKEY—0.81%
Adana Cimento Sanayi TAS Class A(a)	3,509,634	13,412,247
Akbank TAS(a)	5,588,431	24,747,849
Akcansa Cimento Sanayi ve Ticaret AS	0	2
Arcelik AS(a)	865,963	3,621,790
Asya Katilim Bankasi AS(b)	2,115,289	14,397,982
Dogan Yayin Holding AS(a)(b)	2,705,452	4,725,777
Eregli Demir ve Celik Fabrikalari TAS(a)	4,841,692	30,970,311
Migros Turk TAS(a)	752,533	12,589,524
Petkim Petrokimya Holding AS(a)(b)	1,423,657	8,464,420
Tofas Turk Otomobil Fabrikasi AS(a)	6,722,936	26,133,112
Tupras-Turkiye Petrol Rafinerileri AS(a)	936,706	23,429,172
Turk Sise ve Cam Fabrikalari AS(a)(b)	8,479,052	11,820,886
Turkiye Garanti Bankasi AS(a)	5,053,193	23,206,397
Yapi ve Kredi Bankasi AS(a)(b)	9,953,306	23,834,389

		221,353,858

TOTAL COMMON STOCKS
(Cost: $22,290,084,310)		24,261,231,248

Security	Shares	Value

PREFERRED STOCKS—10.46%

BRAZIL—10.46%
Aracruz Celulose SA SP ADR	801,985	72,772,119
Banco Bradesco SA SP ADR	18,379,817	441,299,406
Banco Itau Holding Financiera SA ADR	15,044,796	462,025,685
Brasil Telecom Participacoes SA ADR	902,009	74,172,200
Companhia Brasileira de Distribuicao Grupo Pao de Acucar SP ADR(a)	1,040,524	49,091,922
Companhia de Bebidas das Americas ADR	1,495,533	102,698,251
Companhia Energetica de Minas Gerais SP ADR	610,583	14,434,182
Companhia Vale do Rio Doce SP ADR	16,905,447	556,696,370
Gerdau SA SP ADR	2,612,025	130,496,769
Net Servicos de Comunicacao SA ADR(a)	1,813,584	26,043,066
Petroleo Brasileiro SA SP ADR	13,850,304	837,112,374
Tele Norte Leste Participacoes SA ADR	2,273,152	58,829,174
Votorantim Celulose e Papel SA SP ADR	1,113,621	37,484,483

		2,863,156,001

TOTAL PREFERRED STOCKS
(Cost: $1,876,605,175)		2,863,156,001

EXCHANGE-TRADED FUNDS—0.46%
iShares MSCI Malaysia Index Fund(a)(c)	1,500,096	17,446,116
iShares MSCI South Korea Index Fund(c)	805,387	47,783,611
iShares MSCI Taiwan Index Fund(a)(c)	3,718,884	60,283,110

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $117,119,037)		125,512,837

Security	Shares	Value

SHORT-TERM INVESTMENTS—7.24%

MONEY MARKET FUNDS—7.24%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.70%(c)(f)	15,553,427	15,553,427
BGI Cash Premier Fund LLC
2.74%(c)(f)(g)	1,965,565,175	1,965,565,175

		1,981,118,602

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,981,118,602)		1,981,118,602

TOTAL INVESTMENTS IN SECURITIES—106.82%
(Cost: $26,264,927,124)		29,231,018,688
Other Assets, Less Liabilities—(6.82)%		(1,866,362,553)

NET ASSETS—100.00%		$27,364,656,135

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

SP GDR - Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMU INDEX FUND

May 31, 2008

Security	Shares	Value

COMMON STOCKS—97.45%

AUSTRIA—1.86%
Andritz AG	23,204	$1,568,257
Erste Bank der Oesterreichischen Sparkassen AG	105,943	8,078,920
Immoeast AG(a)	232,489	2,290,639
IMMOFINANZ AG	270,246	3,179,217
Meinl European Land Ltd.(a)	186,672	2,454,226
Oesterreichische Elektrizitaetswirtschafts AG Class A	47,752	4,029,548
OMV AG	89,505	7,360,920
Raiffeisen International Bank Holding AG	29,079	4,354,078
Strabag SE(a)	25,651	2,029,821
Telekom Austria AG	167,757	3,996,573
Vienna Insurance Group	18,631	1,415,247
voestalpine AG	60,082	5,001,854
Wienerberger AG	46,444	2,460,490

		48,219,790
BELGIUM—3.22%
Belgacom SA	85,617	4,027,517
Colruyt SA	8,873	2,245,277
Compagnie Nationale a Portefeuille SA	21,793	1,738,414
Delhaize Group(b)	54,242	4,074,810
Dexia SA(b)	305,914	7,202,396
Fortis	1,116,689	27,315,047
Groupe Bruxelles Lambert SA	43,442	5,783,671
InBev	92,927	7,162,895
KBC Ancora SCA	16,119	1,599,926
KBC Group NV(b)	89,265	11,002,063
Mobistar SA(b)	13,988	1,148,639
Solvay SA(b)	32,471	4,650,032
UCB SA	51,316	2,066,660
Umicore(b)	65,415	3,574,302

		83,591,649
FINLAND—4.51%
Cargotec Corp. Class B	17,434	734,500
Elisa OYJ Class A	70,824	1,576,117
Fortum OYJ	246,628	11,904,436
Kesko OYJ Class B	37,340	1,516,858
Kone OYJ Class B	81,421	3,292,370
Metso OYJ	67,474	3,373,281
Neste Oil OYJ	69,415	2,309,590
Nokia OYJ	2,058,758	59,285,120
Nokian Renkaat OYJ	62,257	3,194,701
Orion OYJ Class B	41,931	898,596
Outokumpu OYJ	63,440	2,834,432
Pohjola Bank PLC Class A	61,437	1,263,150
Rautaruukki OYJ	42,926	2,279,452
Sampo OYJ Class A	229,410	6,631,172
SanomaWSOY OYJ Class B	43,598	1,129,450

Stora Enso OYJ Class R	330,816	4,015,157
UPM-Kymmene OYJ	285,649	5,548,910
Wartsila OYJ Class B	44,663	3,153,230
YIT OYJ	67,861	1,991,073

		116,931,595
FRANCE—30.13%
Accor SA	111,236	8,479,092
Aeroports de Paris	14,885	1,651,627
Air France-KLM	74,318	1,985,340
Alcatel-Lucent	1,201,192	9,072,222
ALSTOM	55,693	14,023,649
ArcelorMittal	466,347	46,143,340
Atos Origin SA(a)	35,674	2,105,026
AXA	819,489	28,921,795
BNP Paribas	437,498	45,104,152
Bouygues SA	123,986	10,113,796
Bureau Veritas SA(a)	20,358	1,233,857
Cap Gemini SA	73,257	4,963,644
Carrefour SA	335,646	23,508,993
Casino Guichard-Perrachon SA	23,570	2,983,429
Christian Dior SA	27,141	3,277,689
CNP Assurances SA	19,720	2,423,169
Compagnie de Saint-Gobain	152,477	12,283,845
Compagnie Generale de Geophysique-Veritas(a)	13,503	3,625,464
Compagnie Generale des Etablissements Michelin Class B	76,858	6,867,868
Credit Agricole SA	374,361	9,896,005
Dassault Systemes SA	30,804	2,059,409
Eiffage SA(a)	19,264	1,680,376
Electricite de France	105,318	11,388,119
Eramet	2,692	2,699,823
Essilor International SA	101,426	6,372,620
Eurazeo	13,594	1,634,970
European Aeronautic Defence and Space Co.	189,481	4,422,833
Eutelsat Communications(a)	43,903	1,316,790
France Telecom SA	958,985	29,068,509
Gaz de France	106,499	7,247,454
Gecina SA	9,297	1,326,327
Groupe Danone	228,496	19,981,151
Hermes International	35,462	5,854,306
Icade	10,355	1,496,573
Imerys SA	17,052	1,543,075
JCDecaux SA(b)	31,235	913,537
Klepierre	36,582	2,162,584
Lafarge SA	79,410	14,346,077
Lagardere SCA	63,373	4,569,695
L’Air Liquide SA	119,478	17,542,554
Legrand SA	51,435	1,497,137
L’Oreal SA	130,674	15,884,443
LVMH Moet Hennessy Louis Vuitton SA	127,731	14,929,212
M6-Metropole Television	33,638	775,763
Natixis	243,214	3,696,514
Neopost SA	17,501	2,025,121
Neuf Cegetel	30,200	1,696,603
PagesJaunes SA	60,617	1,090,857
Pernod Ricard SA	82,568	9,366,980
PPR SA(b)	41,480	5,414,807
PSA Peugeot Citroen SA	80,141	4,981,725
Publicis Groupe SA	68,131	2,705,208
Renault SA	98,512	10,104,110
Safran SA(a)	100,799	2,197,753
Sanofi-Aventis	541,867	40,344,456

Schneider Electric SA	117,300	14,718,100
SCOR SE	90,759	2,291,965
SES SA	158,915	4,198,352
Societe BIC	11,199	556,922
Societe Generale(a)	190,185	19,743,208
Societe Generale NV New(a)(b)	59,758	6,110,643
Societe Television Francaise 1	60,490	1,195,737
Sodexo(c)	54,147	3,752,121
Sodexo New	2,604	180,444
STMicroelectronics NV	357,315	4,648,849
Suez SA	553,420	41,196,029
Technip SA	52,430	4,910,730
Thales SA	49,401	3,080,078
Total SA	1,147,235	100,000,647
Unibail-Rodamco	43,523	11,314,980
Valeo SA	41,575	1,655,945
Vallourec SA	27,944	8,647,928
Veolia Environnement	199,756	14,220,835
Vinci SA	216,781	16,315,511
Vivendi	613,634	25,761,988
Wendel	14,308	2,033,645
Zodiac SA	26,836	1,420,038

		780,956,168
GERMANY—23.95%
Adidas AG(b)	113,791	8,014,248
Allianz SE Registered(b)	238,713	45,143,575
Arcandor AG(a)(b)	43,427	784,207
BASF SE	263,943	39,529,106
Bayer AG	404,903	35,866,652
Bayerische Motoren Werke AG	176,616	10,449,076
Beiersdorf AG	48,307	3,803,873
Bilfinger Berger AG	18,768	1,735,401
Celesio AG	42,970	1,816,349
Commerzbank AG(b)	339,337	11,965,496
Continental AG	81,552	10,328,975
Daimler AG Registered	484,200	36,810,882
Deutsche Bank AG Registered(b)	272,081	29,060,933
Deutsche Boerse AG(b)	108,239	15,513,899
Deutsche Lufthansa AG Registered	129,064	3,343,534
Deutsche Post AG Registered	444,360	14,121,904
Deutsche Postbank AG	46,156	4,454,354
Deutsche Telekom AG Registered	1,478,482	24,722,552
E.ON AG	335,592	71,323,998
Fraport AG	18,038	1,201,169
Fresenius Medical Care AG & Co. KGaA(b)	103,177	5,743,458
Fresenius SE	12,988	1,212,453
GEA Group AG	79,898	3,107,862
Hamburger Hafen und Logistik AG(a)	13,742	1,186,526
Hannover Rueckversicherung AG	34,092	1,878,165
HeidelbergCement AG	13,652	2,336,930
Henkel KGaA	66,213	2,989,196
Hochtief AG	24,731	2,859,431
Hypo Real Estate Holding AG(b)	114,609	3,784,797
Infineon Technologies AG(a)	393,896	3,544,256
IVG Immobilien AG	49,008	1,178,209
K+S AG	19,682	9,217,030
Linde AG	70,408	10,568,641
MAN AG	59,331	9,244,307
Merck KGaA	33,907	4,761,355
METRO AG(b)	59,995	4,411,891
Muenchener Rueckversicherungs-Gesellschaft AG Registered	110,101	20,617,846
Puma AG	3,010	1,175,691

Q-Cells AG(a)	31,987	3,884,789
Rheinmetall AG	17,613	1,396,493
RWE AG	235,488	30,407,627
Salzgitter AG	22,987	4,511,808
SAP AG(a)	461,777	25,490,024
Siemens AG Registered	459,233	52,040,892
SolarWorld AG	44,244	2,281,370
ThyssenKrupp AG	193,316	13,047,359
TUI AG	125,029	3,305,065
United Internet AG Registered	62,753	1,373,100
Volkswagen AG	77,183	21,236,482
Wacker Chemie AG	8,199	1,961,578

		620,744,814
GREECE—1.66%
Coca-Cola Hellenic Bottling Co. SA ADR	226,575	10,062,196
Hellenic Telecommunications Organization SA SP ADR	805,153	11,513,688
National Bank of Greece SA ADR	1,900,831	21,460,382

		43,036,266
IRELAND—1.75%
Allied Irish Banks PLC	492,700	9,877,278
Anglo Irish Bank Corp. PLC	411,637	5,373,518
Bank of Ireland	574,209	7,272,648
CRH PLC	289,002	10,644,228
Elan Corp. PLC(a)	248,013	6,359,506
Irish Life & Permanent PLC	157,733	2,757,656
Kerry Group PLC Class A	70,645	2,129,846
Ryanair Holdings PLC(a)	43,520	182,607
Smurfit Kappa Group PLC	64,866	660,273

		45,257,560
ITALY—10.43%
A2A SpA	617,005	2,502,616
Alleanza Assicurazioni SpA	211,885	2,604,604
Assicurazioni Generali SpA	551,755	22,919,768
Atlantia SpA	151,434	5,436,262
Autogrill SpA(a)	94,089	1,382,501
Banca Carige SpA	421,903	1,766,999
Banca Monte dei Paschi di Siena SpA(b)	1,135,996	3,619,059
Banca Popolare di Milano Scrl	246,460	2,705,974
Banco Popolare SpA	350,255	7,016,205
Bulgari SpA	74,974	865,112
Enel SpA	2,307,629	25,910,084
Eni SpA	1,382,574	56,250,063
Fiat SpA	381,499	8,489,877
Finmeccanica SpA	170,186	5,152,023
Fondiaria-Sai SpA	37,286	1,410,944
IFIL Investments SpA	208,824	1,742,688
Intesa Sanpaolo SpA	4,131,812	27,064,694
Italcementi SpA	42,409	856,115
Italcementi SpA RNC	67,423	1,000,113
Lottomatica SpA	49,460	1,410,442
Luxottica Group SpA	62,115	1,731,745
Mediaset SpA	387,679	3,156,956
Mediobanca SpA	250,638	4,654,573
Mediolanum SpA	97,031	557,173
Parmalat SpA	861,108	2,494,414
Pirelli & C. SpA	1,337,532	1,108,929
Prysmian SpA	47,644	1,258,700
Saipem SpA	136,715	6,271,877
Snam Rete Gas SpA	390,641	2,592,213
Telecom Italia SpA	5,084,274	11,180,221

Terna SpA	720,277	3,268,492
UniCredito SpA	6,065,016	42,343,332
Unione di Banche Italiane ScpA	340,817	8,770,949
Unipol Gruppo Finanziario SpA	336,892	898,407

		270,394,124
NETHERLANDS—7.43%
Aegon NV	743,784	11,346,094
Akzo Nobel NV	143,772	12,156,765
ASML Holding NV	230,107	6,876,605
Corio NV	25,193	2,208,518
Fugro NV CVA	30,516	2,684,638
Heineken Holding NV	42,077	2,174,210
Heineken NV	119,330	7,004,250
ING Groep NV	1,026,440	39,144,713
Koninklijke Ahold NV	632,198	9,446,423
Koninklijke DSM NV	82,121	5,029,510
Koninklijke KPN NV	963,894	17,525,892
Koninklijke Philips Electronics NV	574,663	22,040,598
Randstad Holding NV(b)	51,517	2,243,281
Reed Elsevier NV	331,715	6,180,865
SBM Offshore NV	76,512	3,034,417
SNS REAAL NV	71,327	1,639,408
TNT NV	202,625	8,120,997
TomTom NV(a)	32,616	1,210,403
Unilever NV	859,762	28,065,056
Wolters Kluwer NV	158,189	4,454,505

		192,587,148
PORTUGAL—0.85%
Banco BPI SA Registered(b)	139,140	681,126
Banco Comercial Portugues SA Registered(b)	1,304,967	3,315,754
Banco Espirito Santo SA Registered	136,878	2,465,370
BRISA - Auto-estradas de Portugal SA	168,613	2,400,223
CIMPOR - Cimentos de Portugal SGPS SA	185,766	1,685,948
Energias de Portugal SA	958,930	6,035,412
Portugal Telecom SGPS SA Registered	304,111	3,714,665
Sonae SGPS SA	473,112	772,002
Zon Multimedia - Servicos de Telecomunicacoes e Multimedia SGPS SA	83,201	903,797

		21,974,297
SPAIN—11.66%
Abertis Infraestructuras SA	134,410	4,273,682
Abertis Infraestructuras SA New(c)	7,742	246,164
Acciona SA	15,639	4,441,517
Acerinox SA	75,090	1,986,125
Actividades de Construcciones y Servicios SA	103,961	6,275,013
Banco Bilbao Vizcaya Argentaria SA	1,959,817	43,644,216
Banco Popular Espanol SA(b)	447,227	7,214,236
Banco Sabadell SA(b)	506,136	5,112,644
Banco Santander SA	3,364,320	70,007,225
Bankinter SA(b)	159,384	2,313,431
Cintra Concesiones de Infraestructuras de Transporte SA	123,561	1,899,077
Criteria CaixaCorp SA	447,592	3,074,465
Enagas SA	94,299	2,996,853
Fomento de Construcciones y Contratas SA(b)	24,009	1,656,990
Gamesa Corporacion Tecnologica SA	96,497	4,989,208
Gas Natural SDG SA	65,480	3,787,477
Gestevision Telecinco SA(b)	47,641	740,365
Grifols SA	65,325	1,874,028
Grupo Ferrovial SA	35,813	2,816,153
Iberdrola Renovables SA(a)	438,758	3,143,337

Iberdrola SA	1,847,425	26,642,795
Iberia Lineas Aereas de Espana SA	278,680	913,804
Indra Sistemas SA	56,352	1,536,921
Industria de Diseno Textil SA	115,062	5,654,039
Mapfre SA	359,236	1,942,782
Promotora de Informaciones SA	42,582	700,127
Red Electrica de Espana SA	56,865	4,020,883
Repsol YPF SA	405,832	16,776,174
Sacyr Vallehermoso SA(b)	39,131	1,402,314
Telefonica SA	2,236,910	64,137,181
Union Fenosa SA	65,214	4,238,282
Zardoya Otis SA(b)	57,206	1,737,125

		302,194,633

TOTAL COMMON STOCKS
(Cost: $2,281,435,048)		2,525,888,044

Security	Shares	Value

PREFERRED STOCKS—1.54%

GERMANY—1.13%
Bayerische Motoren Werke AG	29,403	1,392,288
Fresenius SE	39,342	3,457,435
Henkel KGaA	92,053	4,396,079
Porsche Automobil Holding SE	46,905	8,741,295
ProSiebenSat.1 Media AG	47,777	672,685
RWE AG	20,104	2,126,373
Volkswagen AG	55,719	8,439,072

		29,225,227
ITALY—0.41%
Intesa Sanpaolo SpA RNC	529,319	3,171,077
Istituto Finanziario Industriale SpA(a)	36,257	1,018,158
Telecom Italia SpA RNC	3,047,914	5,390,263
Unipol Gruppo Finanziario SpA	449,290	1,018,702

		10,598,200

TOTAL PREFERRED STOCKS
(Cost: $36,449,224)		39,823,427

Security	Shares	Value

RIGHTS—0.00%

PORTUGAL—0.00%
Banco BPI SA(b)	179,649	32,106

		32,106

TOTAL RIGHTS
(Cost: $0)		32,106

Security	Shares	Value

SHORT-TERM INVESTMENTS—7.38%

MONEY MARKET FUNDS—7.38%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.70%(d)(e)	115,197	115,197

BGI Cash Premier Fund LLC
2.74%(d)(e)(f)	191,180,133	191,180,133

		191,295,330

TOTAL SHORT-TERM INVESTMENTS
(Cost: $191,295,330)		191,295,330

TOTAL INVESTMENTS IN SECURITIES—106.37%
(Cost: $2,509,179,602)		2,757,038,907
Other Assets, Less Liabilities—(6.37)%		(165,178,452)

NET ASSETS—100.00%		$2,591,860,455

ADR - American Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI FRANCE INDEX FUND

May 31, 2008

Security	Shares	Value

COMMON STOCKS—99.25%

ADVERTISING—0.64%
JCDecaux SA(a)	18,931	$553,679
PagesJaunes SA	36,348	654,115
Publicis Groupe SA	37,041	1,470,749

		2,678,543
AEROSPACE & DEFENSE—1.31%
European Aeronautic Defence and Space Co.(a)	91,962	2,146,561
Safran SA(b)	52,976	1,155,053
Thales SA	24,847	1,549,173
Zodiac SA	12,009	635,461

		5,486,248
AIRLINES—0.25%
Air France-KLM	38,549	1,029,803

		1,029,803
APPAREL—0.78%
Hermes International	19,881	3,282,089

		3,282,089
AUTO MANUFACTURERS—1.92%
PSA Peugeot Citroen SA	42,997	2,672,780
Renault SA	52,352	5,369,603

		8,042,383
AUTO PARTS & EQUIPMENT—1.06%
Compagnie Generale des Etablissements Michelin Class B	40,703	3,637,134
Valeo SA	20,725	825,483

		4,462,617
BANKS—10.55%
BNP Paribas	230,417	23,754,997
Credit Agricole SA	188,827	4,991,527
Natixis	121,376	1,844,746
Societe Generale(b)	90,735	9,419,249
Societe Generale NV New(a)(b)	41,159	4,208,775

		44,219,294
BEVERAGES—1.26%
Pernod Ricard SA	46,484	5,273,408

		5,273,408
BUILDING MATERIALS—3.48%
Compagnie de Saint-Gobain	79,383	6,395,249
Imerys SA	8,021	725,839
Lafarge SA	41,422	7,483,229

		14,604,317
CHEMICALS—2.24%
L’Air Liquide SA	63,973	9,392,941

		9,392,941

COMMERCIAL SERVICES—0.16%
Bureau Veritas SA(b)	11,413	691,719

		691,719
COMPUTERS—0.91%
Atos Origin SA(b)	19,852	1,171,412
Cap Gemini SA	38,943	2,638,645

		3,810,057
COSMETICS & PERSONAL CARE—2.44%
Christian Dior SA	15,302	1,847,949
L’Oreal SA	68,987	8,385,907

		10,233,856
ELECTRIC—1.46%
Electricite de France	56,573	6,117,284

		6,117,284
ELECTRICAL COMPONENTS & EQUIPMENT—0.19%
Legrand SA	26,647	775,624

		775,624
ENGINEERING & CONSTRUCTION—3.88%
Aeroports de Paris	8,325	923,735
Bouygues SA	68,689	5,603,105
Eiffage SA(b)	10,528	918,345
Vinci SA	116,921	8,799,783

		16,244,968
FOOD—5.94%
Carrefour SA	179,218	12,552,614
Casino Guichard-Perrachon SA	12,536	1,586,774
Groupe Danone	123,092	10,763,951

		24,903,339
FOOD SERVICE—0.44%
Sodexo(c)	26,767	1,854,822

		1,854,822
GAS—0.91%
Gaz de France	56,175	3,822,813

		3,822,813
HAND & MACHINE TOOLS—1.87%
Schneider Electric SA	62,308	7,818,034

		7,818,034
HEALTH CARE - PRODUCTS—0.85%
Essilor International SA	56,833	3,570,831

		3,570,831
HOLDING COMPANIES - DIVERSIFIED—2.19%
LVMH Moet Hennessy Louis Vuitton SA	69,079	8,073,960
Wendel	7,814	1,110,630

		9,184,590
HOUSEHOLD PRODUCTS & WARES—0.09%
Societe BIC	7,856	390,676

		390,676
INSURANCE—4.28%
AXA	436,831	15,416,847
CNP Assurances SA	10,471	1,286,663
SCOR SE	49,672	1,254,383

		17,957,893

INVESTMENT COMPANIES—0.21%
Eurazeo	7,246	871,461

		871,461
IRON & STEEL—5.83%
ArcelorMittal	246,779	24,417,885

		24,417,885
LODGING—1.00%
Accor SA	55,157	4,204,406

		4,204,406
MACHINERY—1.80%
ALSTOM	29,905	7,530,160

		7,530,160
MEDIA—4.15%
Lagardere SCA	34,058	2,455,852
M6-Metropole Television	19,012	438,457
Societe Television Francaise 1	33,835	668,834
Vivendi	329,021	13,813,177

		17,376,320
METAL FABRICATE & HARDWARE—1.11%
Vallourec SA	14,972	4,633,438

		4,633,438
MINING—0.35%
Eramet	1,450	1,454,214

		1,454,214
OFFICE & BUSINESS EQUIPMENT—0.25%
Neopost SA	8,963	1,037,150

		1,037,150
OIL & GAS—13.14%
Compagnie Generale de Geophysique-Veritas(b)	7,319	1,965,102
Total SA	609,409	53,120,150

		55,085,252
OIL & GAS SERVICES—0.64%
Technip SA	28,798	2,697,295

		2,697,295
PHARMACEUTICALS—5.14%
Sanofi-Aventis	289,616	21,563,225

		21,563,225
REAL ESTATE—1.85%
Gecina SA	4,420	630,565
Klepierre	19,136	1,131,245
Unibail-Rodamco	23,093	6,003,649

		7,765,459
REAL ESTATE INVESTMENT TRUSTS—0.19%
Icade	5,607	810,361

		810,361

RETAIL—0.68%
PPR SA	21,718	2,835,072

		2,835,072
SEMICONDUCTORS—0.60%
STMicroelectronics NV	192,975	2,510,702

		2,510,702
SOFTWARE—0.29%
Dassault Systemes SA	17,933	1,198,915

		1,198,915
TELECOMMUNICATIONS—5.86%
Alcatel-Lucent	655,131	4,947,997
Eutelsat Communications(b)	24,383	731,323
France Telecom SA	516,018	15,641,406
Neuf Cegetel	17,748	997,063
SES SA	85,155	2,249,697

		24,567,486
WATER—7.06%
Suez SA	296,142	22,044,513
Veolia Environnement	106,335	7,570,098

		29,614,611

TOTAL COMMON STOCKS
(Cost: $442,169,062)		416,021,561

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.40%

MONEY MARKET FUNDS—1.40%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.70%(d)(e)	90,822	90,822
BGI Cash Premier Fund LLC
2.74%(d)(e)(f)	5,798,666	5,798,666

		5,889,488

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,889,488)		5,889,488

TOTAL INVESTMENTS IN SECURITIES—100.65%
(Cost: $448,058,550)		421,911,049
Other Assets, Less Liabilities—(0.65)%		(2,727,830)

NET ASSETS—100.00%		$419,183,219

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY INDEX FUND

May 31, 2008

Security	Shares	Value

COMMON STOCKS—94.92%

AIRLINES—0.48%
Deutsche Lufthansa AG Registered	326,076	$8,447,329

		8,447,329
APPAREL—1.37%
Adidas AG	289,710	20,404,144
Puma AG	9,048	3,534,103

		23,938,247
AUTO MANUFACTURERS—10.52%
Bayerische Motoren Werke AG	471,540	27,897,572
Daimler AG Registered	1,299,780	98,814,639
Volkswagen AG	207,408	57,067,181

		183,779,392
AUTO PARTS & EQUIPMENT—1.59%
Continental AG	218,718	27,701,745

		27,701,745
BANKS—7.37%
Commerzbank AG(a)	889,662	31,370,723
Deutsche Bank AG Registered(a)	717,924	76,681,359
Deutsche Postbank AG	116,754	11,267,520
Hypo Real Estate Holding AG(a)	286,752	9,469,573

		128,789,175
BUILDING MATERIALS—0.35%
HeidelbergCement AG	35,496	6,076,156

		6,076,156
CHEMICALS—13.17%
BASF SE	689,736	103,297,483
Bayer AG	1,088,196	96,393,327
K+S AG	53,418	25,015,512
Wacker Chemie AG	22,272	5,328,487

		230,034,809
COMMERCIAL SERVICES—0.18%
Hamburger Hafen und Logistik AG(b)	36,018	3,109,903

		3,109,903
COSMETICS & PERSONAL CARE—0.56%
Beiersdorf AG	125,454	9,878,714

		9,878,714
DIVERSIFIED FINANCIAL SERVICES—2.34%
Deutsche Boerse AG(a)	284,838	40,825,839

		40,825,839

ELECTRIC—15.66%
E.ON AG	902,190	191,744,135
RWE AG	633,708	81,828,188

		273,572,323
ENERGY - ALTERNATE SOURCES—0.95%
Q-Cells AG(a)(b)	86,130	10,460,403
SolarWorld AG	119,722	6,173,271

		16,633,674
ENGINEERING & CONSTRUCTION—2.50%
Bilfinger Berger AG	52,722	4,874,991
Fraport AG	52,026	3,464,466
Hochtief AG	59,682	6,900,512
Linde AG	189,138	28,390,690

		43,630,659
FOOD—0.68%
METRO AG(a)	161,646	11,887,066

		11,887,066
HEALTH CARE - PRODUCTS—1.07%
Fresenius Medical Care AG & Co. KGaA(a)	270,918	15,080,941
Fresenius SE	38,454	3,589,749

		18,670,690
HOLDING COMPANIES - DIVERSIFIED—0.48%
GEA Group AG	217,848	8,473,824

		8,473,824
HOUSEHOLD PRODUCTS & WARES—0.48%
Henkel KGaA	184,962	8,350,138

		8,350,138
INSURANCE—10.37%
Allianz SE Registered(a)	641,190	121,256,944
Hannover Rueckversicherung AG	85,782	4,725,822
Muenchener Rueckversicherungs-Gesellschaft AG Registered	294,756	55,196,900

		181,179,666
INTERNET—0.22%
United Internet AG Registered	178,524	3,906,288

		3,906,288
IRON & STEEL—2.65%
Salzgitter AG	58,290	11,440,958
ThyssenKrupp AG	515,562	34,796,512

		46,237,470
LEISURE TIME—0.46%
TUI AG(a)	303,630	8,026,274

		8,026,274
MACHINERY - DIVERSIFIED—1.58%
MAN AG	150,684	23,477,931
Rheinmetall AG	51,156	4,056,038

		27,533,969
MANUFACTURING—8.02%
Siemens AG Registered	1,236,966	140,174,627

		140,174,627

PHARMACEUTICALS—1.04%
Celesio AG	121,626	5,141,151
Merck KGaA	92,394	12,974,331

		18,115,482
REAL ESTATE—0.18%
IVG Immobilien AG	131,892	3,170,836

		3,170,836
RETAIL—0.13%
Arcandor AG(a)(b)	129,926	2,346,212

		2,346,212
SEMICONDUCTORS—0.55%
Infineon Technologies AG(b)	1,065,228	9,584,868

		9,584,868
SOFTWARE—3.92%
SAP AG(b)	1,242,360	68,578,093

		68,578,093
TELECOMMUNICATIONS—3.86%
Deutsche Telekom AG Registered	4,038,192	67,524,942

		67,524,942
TRANSPORTATION—2.19%
Deutsche Post AG Registered	1,204,428	38,277,110

		38,277,110

TOTAL COMMON STOCKS
(Cost: $1,649,711,958)		1,658,455,520

Security	Shares	Value

PREFERRED STOCKS—4.51%

AUTO MANUFACTURERS—2.83%
Bayerische Motoren Werke AG	74,472	3,526,391
Porsche Automobil Holding SE	124,584	23,217,683
Volkswagen AG	149,814	22,690,486

		49,434,560
ELECTRIC—0.34%
RWE AG	55,680	5,889,198

		5,889,198
HEALTH CARE - SERVICES—0.55%
Fresenius SE	110,490	9,710,030

		9,710,030
HOUSEHOLD PRODUCTS & WARES—0.69%
Henkel KGaA	253,692	12,115,304

		12,115,304
MEDIA—0.10%
ProSiebenSat.1 Media AG	120,297	1,693,745

		1,693,745

TOTAL PREFERRED STOCKS
(Cost: $76,731,063)		78,842,837

Security	Shares	Value

SHORT-TERM INVESTMENTS—18.66%

MONEY MARKET FUNDS—18.66%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.70%(c)(d)	177,532	177,532
BGI Cash Premier Fund LLC
2.74%(c)(d)(e)	325,853,712	325,853,712

		326,031,244

TOTAL SHORT-TERM INVESTMENTS
(Cost: $326,031,244)		326,031,244

TOTAL INVESTMENTS IN SECURITIES—118.09%
(Cost: $2,052,474,265)		2,063,329,601
Other Assets, Less Liabilities—(18.09)%		(316,109,679)

NET ASSETS—100.00%		$1,747,219,922

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI HONG KONG INDEX FUND

May 31, 2008

Security	Shares	Value

COMMON STOCKS—98.69%

AIRLINES—0.87%
Cathay Pacific Airways Ltd.(a)	9,120,000	$19,166,293

		19,166,293
APPAREL—0.61%
Yue Yuen Industrial Holdings Ltd.(a)	4,680,000	13,433,628

		13,433,628
BANKS—12.75%
Bank of East Asia Ltd.	10,336,100	62,914,355
BOC Hong Kong (Holdings) Ltd.	27,360,000	69,910,222
CITIC International Financial Holdings Ltd.(b)	14,286,000	10,709,420
Hang Seng Bank Ltd.	5,624,000	113,940,105
Wing Hang Bank Ltd.	1,520,000	23,061,881

		280,535,983
CHEMICALS—0.80%
Kingboard Chemical Holdings Co. Ltd.	3,800,000	17,578,841

		17,578,841
DISTRIBUTION & WHOLESALE—7.17%
Esprit Holdings Ltd.	7,600,000	88,819,406
Li & Fung Ltd.(a)	18,241,000	68,955,688

		157,775,094
DIVERSIFIED FINANCIAL SERVICES—5.93%
Hong Kong Exchanges and Clearing Ltd.(a)	7,600,000	130,502,198

		130,502,198
ELECTRIC—8.94%
CLP Holdings Ltd.(a)	14,666,700	132,501,551
Hongkong Electric Holdings Ltd.	10,640,000	64,218,768

		196,720,319
ENGINEERING & CONSTRUCTION—3.10%
Cheung Kong Infrastructure Holdings Ltd.(a)	3,040,000	12,290,580
Hong Kong Aircraft Engineering Co. Ltd.	608,000	10,081,782
New World Development Co. Ltd.(a)	18,240,800	45,814,124

		68,186,486
FOREST PRODUCTS & PAPER—0.29%
Lee & Man Paper Manufacturing Ltd.	3,040,000	6,334,226

		6,334,226
GAS—3.37%
Hong Kong and China Gas Co. Ltd. (The)(a)	30,105,712	74,148,389

		74,148,389

HOLDING COMPANIES - DIVERSIFIED—14.95%
C C Land Holdings Ltd.(a)	7,295,000	7,497,200
Hutchison Whampoa Ltd.	16,720,800	180,734,713
NWS Holdings Ltd.	5,623,000	18,049,919
Swire Pacific Ltd. Class A	6,080,000	69,380,422
Wharf Holdings Ltd. (The)	10,640,500	53,177,275

		328,839,529
LODGING—1.40%
Shangri-La Asia Ltd.(a)	9,122,000	30,742,930

		30,742,930
MEDIA—0.46%
Television Broadcasts Ltd.	1,520,000	10,089,573

		10,089,573
MINING—2.11%
Mongolia Energy Corp. Ltd.(b)	20,514,000	46,528,929

		46,528,929
REAL ESTATE—27.62%
Cheung Kong (Holdings) Ltd.	10,640,000	163,478,350
Chinese Estates Holdings Ltd.(a)	7,143,000	12,045,809
Hang Lung Development Co. Ltd.	5,775,000	29,749,350
Hang Lung Properties Ltd.	16,720,000	63,634,430
Henderson Land Development Co. Ltd.	7,600,332	52,836,220
Hopewell Holdings Ltd.	4,560,000	19,312,377
Hysan Development Co. Ltd.	4,560,000	13,001,525
Kerry Properties Ltd.	4,560,000	31,174,443
Shun Tak Holdings Ltd.	9,121,000	10,659,497
Sino Land Co. Ltd.	12,160,000	30,977,716
Sun Hung Kai Properties Ltd.	10,126,000	162,717,736
Wheelock and Co. Ltd.	5,775,000	18,167,824

		607,755,277
REAL ESTATE INVESTMENT TRUSTS—1.82%
Link REIT (The)	15,960,000	40,003,793

		40,003,793
RETAIL—0.39%
Lifestyle International Holdings Ltd.	4,560,000	8,694,952

		8,694,952
SEMICONDUCTORS—0.55%
ASM Pacific Technology Ltd.(a)	1,520,000	12,027,627

		12,027,627
TELECOMMUNICATIONS—2.52%
Foxconn International Holdings Ltd.(a)(b)	15,200,000	20,685,572
Hutchison Telecommunications International Ltd.	12,008,000	17,541,833
PCCW Ltd.(a)	27,360,576	17,179,905

		55,407,310
TRANSPORTATION—3.04%
MTR Corp. Ltd.(a)	10,640,083	35,859,167
Orient Overseas International Ltd.	1,520,200	10,246,744
Pacific Basin Shipping Ltd.(a)	12,008,000	20,803,998

		66,909,909

TOTAL COMMON STOCKS
(Cost: $2,157,764,940)		2,171,381,286

Security	Shares	Value

SHORT-TERM INVESTMENTS—11.19%

MONEY MARKET FUNDS—11.19%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.70%(c)(d)	1,089,786	1,089,786
BGI Cash Premier Fund LLC
2.74%(c)(d)(e)	245,239,530	245,239,530

		246,329,316

TOTAL SHORT-TERM INVESTMENTS
(Cost: $246,329,316)		246,329,316

TOTAL INVESTMENTS IN SECURITIES—109.88%
(Cost: $2,404,094,256)		2,417,710,602
Other Assets, Less Liabilities—(9.88)%		(217,465,903)

NET ASSETS—100.00%		$2,200,244,699

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

May 31, 2008

Security	Shares	Value

COMMON STOCKS—99.84%

AEROSPACE & DEFENSE—2.71%
Elbit Systems Ltd.	13,872	$863,166

		863,166
AIRLINES—0.03%
El Al Israel Airlines Ltd.(a)	16,560	8,362

		8,362
BANKS—14.99%
Bank Hapoalim Ltd.	278,940	1,411,040
Bank Leumi le-Israel	288,900	1,573,495
First International Bank of Israel Ltd.(a)	14,028	217,108
Israel Discount Bank Ltd. Class A(a)	303,852	769,472
Mizrahi Tefahot Bank Ltd.	94,140	804,890

		4,776,005
CHEMICALS—18.27%
Frutarom Industries Ltd.	16,584	171,231
Israel Chemicals Ltd.	189,072	4,330,363
Makhteshim-Agan Industries Ltd.	140,880	1,319,063

		5,820,657
COMMERCIAL SERVICES—0.19%
AL-ROV Israel Ltd.	1,704	46,616
Nitsba Holdings 1995 Ltd.(a)	1,212	13,428

		60,044
DIVERSIFIED FINANCIAL SERVICES—0.36%
FIBI Holdings Ltd.(a)	5,640	112,511
Mivtach Shamir Holdings Ltd.	108	3,787

		116,298
ELECTRICAL COMPONENTS & EQUIPMENT—0.23%
Electra (Israel) Ltd.(a)	468	71,981

		71,981
ELECTRONICS—1.18%
Elron Electronic Industries Ltd.(a)	4,248	37,388
Ituran Location and Control Ltd.	7,404	98,473
Orbotech Ltd.(a)	14,112	241,739

		377,600
ENGINEERING & CONSTRUCTION—0.47%
Housing & Construction Holdings Ltd.(a)	85,164	149,329

		149,329
FOOD—1.64%
Blue Square-Israel Ltd.	3,768	53,791
Osem Investment Ltd.	17,964	254,554
Super-Sol Ltd.	38,616	214,517

		522,862

FOREST PRODUCTS & PAPER—0.02%
American Israeli Paper Mills Ltd.(a)	72	5,944

		5,944
HEALTH CARE - PRODUCTS—1.01%
Given Imaging Ltd.(a)(b)	8,436	126,540
Syneron Medical Ltd.(a)	11,940	193,786

		320,326
HOLDING COMPANIES - DIVERSIFIED—0.62%
Clal Industries and Investments Ltd.	25,416	140,321
Elco Holdings Ltd.(a)	3,924	58,502

		198,823
HOME BUILDERS—0.33%
Bayside Land Corp.	12	3,012
Property & Building Corp.	1,020	101,042

		104,054
INSURANCE—1.75%
Clal Insurance Enterprise Holdings Ltd.	4,872	106,595
Harel Insurance Investments & Finances Ltd.	4,716	273,688
Menorah Mivtachim Holdings Ltd. Class L	7,512	77,119
Phoenix Holdings Ltd.	26,196	101,622

		559,024
INTERNET—4.97%
Aladdin Knowledge Systems Ltd.(a)	6,156	102,497
Check Point Software Technologies Ltd.(a)	54,372	1,350,057
RADVision Ltd.(a)	6,360	44,965
Radware Ltd.(a)	8,904	87,081

		1,584,600
INVESTMENT COMPANIES—7.90%
Delek Group Ltd. (The)	2,448	469,505
Discount Investment Corp. Ltd.	8,604	236,285
Elbit Imaging Ltd.	2,316	131,532
IDB Development Corp. Ltd.	5,304	148,886
IDB Holding Corp. Ltd.	4,596	123,506
Israel Corp. Ltd. (The)(a)	744	1,140,619
Koor Industries Ltd.	4,188	267,481

		2,517,814
MACHINERY—1.71%
Ormat Industries Ltd.	40,500	546,117

		546,117
MANUFACTURING—0.13%
FMS Enterprises Migun Ltd.	1,356	40,904

		40,904
MEDIA—0.85%
Hot Telecommunication System Ltd.(a)	18,672	271,888

		271,888
OIL & GAS—1.32%
Oil Refineries Ltd.	449,436	419,553

		419,553
PHARMACEUTICALS—20.79%
Teva Pharmaceutical Industries Ltd.	147,216	6,624,663

		6,624,663

REAL ESTATE—4.66%
Africa Israel Investments Ltd.	5,496	446,537
Africa Israel Properties Ltd.(a)	2,580	128,109
Alony Hetz Properties & Investments Ltd.	21,348	84,802
Amot Investments Ltd.	696	2,573
Azorim-Investment Development & Construction Co. Ltd.	6,432	86,612
Delek Real Estate Ltd.	11,424	48,890
Gazit Globe Ltd.	33,828	409,432
Gazit Inc.	2,388	51,810
Industrial Buildings Corp. Ltd.	41,604	105,500
Jerusalem Economy Ltd.	7,392	121,585

		1,485,850
RETAIL—1.01%
Delek Automotive Systems Ltd.	17,268	322,611

		322,611
SOFTWARE—0.39%
Fundtech Ltd.(a)	3,132	39,307
Retalix Ltd.(a)	5,568	84,844

		124,151
TELECOMMUNICATION EQUIPMENT—0.13%
AudioCodes Ltd.(a)	10,656	41,558

		41,558
TELECOMMUNICATIONS—12.18%
Alvarion Ltd.(a)	23,112	165,482
Bezeq Israeli Telecommunication Corp. Ltd.	573,060	1,152,434
Cellcom Israel Ltd.	11,172	394,595
Ceragon Networks Ltd.(a)	11,940	121,669
Gilat Satellite Networks Ltd.(a)	17,268	189,775
NICE Systems Ltd.(a)	24,832	879,302
Partner Communications Co. Ltd.	38,268	933,467
RRSat Global Communications Network Ltd.	3,612	44,572

		3,881,296

TOTAL COMMON STOCKS
(Cost: $30,583,732)		31,815,480

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.33%

MONEY MARKET FUNDS—0.33%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.70%(c)(d)	100,861	100,861
BGI Cash Premier Fund LLC
2.74%(c)(d)(e)	3,569	3,569

		104,430

TOTAL SHORT-TERM INVESTMENTS
(Cost: $104,430)		104,430

TOTAL INVESTMENTS IN SECURITIES—100.17%
(Cost: $30,688,162)	31,919,910
Other Assets, Less Liabilities—(0.17)%	(55,447)

NET ASSETS—100.00%	$31,864,463

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ITALY INDEX FUND

May 31, 2008

Security	Shares	Value

COMMON STOCKS—93.65%

AEROSPACE & DEFENSE—2.15%
Finmeccanica SpA	205,309	$6,215,298

		6,215,298
AUTO MANUFACTURERS—2.89%
Fiat SpA	374,503	8,334,188

		8,334,188
AUTO PARTS & EQUIPMENT—0.41%
Pirelli & C. SpA	1,430,390	1,185,916

		1,185,916
BANKS—31.83%
Banca Carige SpA	674,827	2,826,287
Banca Monte dei Paschi di Siena SpA	1,650,040	5,256,701
Banca Popolare di Milano Scrl	333,157	3,657,852
Banco Popolare SpA	429,418	8,601,974
Intesa Sanpaolo SpA	3,860,019	25,284,363
UniCredito SpA	4,954,725	34,591,758
Unione di Banche Italiane ScpA	453,043	11,659,092

		91,878,027
BUILDING MATERIALS—0.33%
Italcementi SpA	26,338	531,688
Italcementi SpA RNC	27,328	405,367

		937,055
COMMERCIAL SERVICES—2.11%
Atlantia SpA	169,743	6,093,528

		6,093,528
DIVERSIFIED FINANCIAL SERVICES—3.05%
Mediobanca SpA	473,238	8,788,454

		8,788,454
ELECTRIC—10.24%
A2A SpA	863,150	3,500,997
Enel SpA	1,184,457	13,299,097
Terna SpA	2,810,331	12,752,793

		29,552,887
ELECTRICAL COMPONENTS & EQUIPMENT—0.82%
Prysmian SpA	89,401	2,361,872

		2,361,872
ENTERTAINMENT—0.26%
Lottomatica SpA	25,757	734,508

		734,508

FOOD—0.91%
Parmalat SpA	909,348	2,634,153

		2,634,153
HEALTH CARE - PRODUCTS—1.29%
Luxottica Group SpA	133,479	3,721,349

		3,721,349
HOLDING COMPANIES - DIVERSIFIED—0.44%
IFIL Investments SpA	151,890	1,267,560

		1,267,560
INSURANCE—8.42%
Assicurazioni Generali SpA	363,865	15,114,863
Fondiaria-Sai SpA	95,602	3,617,687
Mediolanum SpA(a)	522,703	3,001,473
Unipol Gruppo Finanziario SpA	963,800	2,570,213

		24,304,236
MEDIA—1.60%
Mediaset SpA	568,420	4,628,770

		4,628,770
OIL & GAS—21.73%
Eni SpA	1,541,776	62,727,201

		62,727,201
OIL & GAS SERVICES—1.52%
Saipem SpA	95,648	4,387,905

		4,387,905
RETAIL—0.31%
Autogrill SpA(b)	38,522	566,025
Bulgari SpA	27,889	321,806

		887,831
TELECOMMUNICATIONS—3.34%
Telecom Italia SpA	4,388,523	9,650,278

		9,650,278

TOTAL COMMON STOCKS
(Cost: $282,996,090)		270,291,016

Security	Shares	Value

PREFERRED STOCKS—2.86%

BANKS—0.48%
Intesa Sanpaolo SpA RNC	233,691	1,400,011

		1,400,011
HOLDING COMPANIES - DIVERSIFIED—0.11%
Istituto Finanziario Industriale SpA(b)	10,919	306,624

		306,624
INSURANCE—0.98%
Unipol Gruppo Finanziario SpA	1,250,167	2,834,577

		2,834,577
TELECOMMUNICATIONS—1.29%
Telecom Italia SpA RNC	2,101,389	3,716,325

		3,716,325

TOTAL PREFERRED STOCKS
(Cost: $10,015,468)		8,257,537

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.14%

MONEY MARKET FUNDS—0.14%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.70%(c)(d)	282,243	282,243
BGI Cash Premier Fund LLC
2.74%(c)(d)(e)	126,425	126,425

		408,668

TOTAL SHORT-TERM INVESTMENTS
(Cost: $408,668)		408,668

TOTAL INVESTMENTS IN SECURITIES—96.65%
(Cost: $293,420,226)		278,957,221
Other Assets, Less Liabilities—3.35%		9,655,220

NET ASSETS—100.00%		$288,612,441

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

May 31, 2008

Security	Shares	Value

COMMON STOCKS—99.15%

ADVERTISING—0.20%
Dentsu Inc.	5,115	$12,501,019
Hakuhodo DY Holdings Inc.	71,610	4,124,367

		16,625,386
AGRICULTURE—0.78%
Japan Tobacco Inc.	13,299	64,501,379

		64,501,379
AIRLINES—0.15%
All Nippon Airways Co. Ltd.(a)	2,036,000	7,811,112
Japan Airlines Corp.(a)(b)	2,046,000	4,593,397

		12,404,509
APPAREL—0.21%
ASICS Corp.	461,000	5,113,731
Onward Holdings Co. Ltd.	1,055,000	12,212,476

		17,326,207
AUTO MANUFACTURERS—8.62%
Fuji Heavy Industries Ltd.	1,023,000	4,787,212
Hino Motors Ltd.	1,023,000	6,831,952
Honda Motor Co. Ltd.	4,705,800	157,357,779
Isuzu Motors Ltd.	3,069,000	16,512,973
Mazda Motor Corp.	2,046,000	10,659,783
Mitsubishi Motors Corp.(a)(b)	10,230,000	18,121,631
Nissan Motor Co. Ltd.	6,854,400	60,839,983
Suzuki Motor Corp.	1,023,000	28,296,879
Toyota Motor Corp.	8,082,200	411,134,505

		714,542,697
AUTO PARTS & EQUIPMENT—1.97%
Aisin Seiki Co. Ltd.	614,000	21,462,227
Bridgestone Corp.	1,841,400	31,380,463
Denso Corp.	1,432,200	52,232,937
JTEKT Corp.	306,900	5,357,995
NGK Spark Plug Co. Ltd.	629,000	7,817,439
NHK Spring Co. Ltd.	406,000	3,772,898
NOK Corp.	306,900	5,442,304
Sumitomo Rubber Industries Inc.	306,900	2,529,276
Tokai Rika Co. Ltd.	102,300	2,427,523
Toyoda Gosei Co. Ltd.	204,600	6,589,684
Toyota Boshoku Corp.	102,300	2,761,853
Toyota Industries Corp.	613,800	21,687,813

		163,462,412
BANKS—10.76%
Aozora Bank Ltd.	1,023,000	2,713,399
Bank of Kyoto Ltd. (The)	1,023,000	12,326,585
Bank of Yokohama Ltd. (The)	4,092,000	29,808,630
Chiba Bank Ltd. (The)	2,046,000	15,311,325
Chuo Mitsui Trust Holdings Inc.	2,051,000	14,571,590

Fukuoka Financial Group Inc.	2,052,000	10,185,649
Gunma Bank Ltd.	1,023,000	7,335,869
Hachijuni Bank Ltd. (The)	1,023,000	7,074,220
Hiroshima Bank Ltd. (The)	1,023,000	5,252,366
Hokuhoku Financial Group Inc.	4,097,000	12,613,319
Iyo Bank Ltd. (The)	1,023,000	12,743,286
Joyo Bank Ltd. (The)	2,046,000	11,628,854
Mitsubishi UFJ Financial Group Inc.	29,564,780	301,907,193
Mizuho Financial Group Inc.(a)	28,760	150,931,085
Mizuho Trust & Banking Co. Ltd.	3,069,000	5,756,283
Nishi-Nippon City Bank Ltd. (The)	2,046,000	6,744,735
Resona Holdings Inc.(a)	16,368	28,529,456
Sapporo Hokuyo Holdings Inc.	1,023	7,956,074
77 Bank Ltd. (The)	1,023,000	6,444,324
Shinsei Bank Ltd.	2,046,000	8,062,672
Shizuoka Bank Ltd. (The)	2,046,000	22,966,987
Sumitomo Mitsui Financial Group Inc.	19,190	164,877,848
Sumitomo Trust and Banking Co. Ltd. (The)	4,092,000	34,847,800
Suruga Bank Ltd.	776,000	11,136,646

		891,726,195
BEVERAGES—0.82%
Asahi Breweries Ltd.	1,023,000	17,889,054
Coca-Cola West Japan Co. Ltd.	204,600	4,893,810
ITO EN Ltd.(a)	204,600	3,281,275
Kirin Holdings Co. Ltd.	2,046,000	33,820,585
Sapporo Holdings Ltd.(a)	1,023,000	7,752,570

		67,637,294
BUILDING MATERIALS—1.44%
Asahi Glass Co. Ltd.	3,069,000	40,352,124
Daikin Industries Ltd.	723,100	37,262,956
JS Group Corp.	818,400	13,946,873
Matsushita Electric Works Ltd.	1,023,000	11,241,226
Nippon Sheet Glass Co. Ltd.	2,046,000	9,206,176
Taiheiyo Cement Corp.	3,069,000	7,238,962

		119,248,317
CHEMICALS—3.43%
Asahi Kasei Corp.	3,069,000	18,199,157
Daicel Chemical Industries Ltd.	1,023,000	6,376,489
Denki Kagaku Kogyo Kabushiki Kaisha	2,046,000	8,372,775
DIC Corp.	2,046,000	6,628,447
Hitachi Chemical Co. Ltd.	204,600	4,574,016
JSR Corp.	511,500	10,441,742
Kaneka Corp.	1,023,000	7,442,467
Mitsubishi Chemical Holdings Corp.	3,580,500	25,370,284
Mitsubishi Gas Chemical Co. Inc.	1,023,000	7,665,353
Mitsui Chemicals Inc.	2,046,000	11,725,761
Nitto Denko Corp.	511,500	24,275,234
Shin-Etsu Chemical Co. Ltd.	1,227,600	77,215,592
Showa Denko K.K.	3,069,000	9,361,227
Sumitomo Chemical Co. Ltd.	4,092,000	29,847,393
Taiyo Nippon Sanso Corp.	1,023,000	8,711,950
Tokuyama Corp.	908,000	6,863,866
Tosoh Corp.	2,046,000	9,361,227
Ube Industries Ltd.	3,077,000	11,600,871

		284,033,851
COMMERCIAL SERVICES—0.86%
Benesse Corp.	204,600	8,314,631
Dai Nippon Printing Co. Ltd.	2,046,000	31,262,236
Kamigumi Co. Ltd.	1,023,000	8,101,435
Toppan Printing Co. Ltd.	2,046,000	23,529,048

		71,207,350

COMPUTERS—1.01%
CSK Holdings Corp.	204,600	4,622,469
Fujitsu Ltd.	5,115,000	41,379,339
Itochu Techno-Solutions Corp.	102,300	3,740,615
OBIC Co. Ltd.	10,230	1,790,844
Otsuka Corp.	62,000	4,445,981
TDK Corp.	409,200	28,025,538

		84,004,786
COSMETICS & PERSONAL CARE—0.89%
Kao Corp.	1,593,000	41,498,129
Shiseido Co. Ltd.	1,023,000	25,050,490
Uni-Charm Corp.	102,300	7,219,580

		73,768,199
DISTRIBUTION & WHOLESALE—5.10%
Canon Marketing Japan Inc.	102,300	1,972,060
Hitachi High-Technologies Corp.	102,300	2,325,771
ITOCHU Corp.	4,092,000	47,290,674
Marubeni Corp.	4,246,000	37,808,364
Mitsubishi Corp.	3,989,700	137,569,346
Mitsui & Co. Ltd.	5,115,000	125,252,451
Sojitz Corp.	3,375,900	12,855,698
Sumitomo Corp.	3,069,000	45,265,315
Toyota Tsusho Corp.	511,500	12,452,565

		422,792,244
DIVERSIFIED FINANCIAL SERVICES—2.76%
Acom Co. Ltd.	214,830	6,756,361
AEON Credit Service Co. Ltd.	409,270	5,873,576
AIFUL Corp.	153,450	2,658,647
Credit Saison Co. Ltd.(a)	511,500	12,089,163
Daiwa Securities Group Inc.	4,092,000	40,933,567
Mitsubishi UFJ Lease & Finance Co. Ltd.	143,220	6,674,962
Mitsubishi UFJ NICOS Co. Ltd.(b)	1,023,000	3,827,831
Nomura Holdings Inc.	5,319,600	90,251,538
ORIX Corp.	255,750	48,259,745
Promise Co. Ltd.	255,750	8,164,425
Shinko Securities Co. Ltd.	1,023,000	3,672,780

		229,162,595
ELECTRIC—3.49%
Chubu Electric Power Co. Inc.	1,943,700	43,545,214
Chugoku Electric Power Co. Inc. (The)	409,200	8,760,404
Electric Power Development Co. Ltd.	511,500	19,139,156
Hokkaido Electric Power Co. Inc.	511,500	10,441,742
Hokuriku Electric Power Co.	409,200	9,768,238
Kansai Electric Power Co. Inc. (The)	2,250,600	49,567,991
Kyushu Electric Power Co. Inc.	1,125,300	23,877,914
Shikoku Electric Power Co. Inc.	306,900	8,692,569
Tohoku Electric Power Co. Inc.	1,330,000	28,473,452
Tokyo Electric Power Co. Inc. (The)	3,580,500	87,167,953

		289,434,633
ELECTRICAL COMPONENTS & EQUIPMENT—4.28%
Brother Industries Ltd.	204,600	2,947,915
Casio Computer Co. Ltd.	716,100	9,442,630
Furukawa Electric Co. Ltd. (The)	2,046,000	8,101,435
Hitachi Ltd.	10,230,000	73,455,596
Mitsubishi Electric Corp.	6,138,000	69,366,115
SANYO Electric Co. Ltd.(b)	4,447,000	11,331,815
Sharp Corp.	3,069,000	53,492,730

Stanley Electric Co. Ltd.	410,400	11,079,809
Sumitomo Electric Industries Ltd.	2,250,600	29,015,929
Toshiba Corp.	9,207,000	81,024,042
Ushio Inc.	306,900	5,689,417

		354,947,433
ELECTRONICS—4.63%
Advantest Corp.	409,200	10,698,546
Alps Electric Co. Ltd.	511,500	5,586,695
Fanuc Ltd.	511,500	55,479,326
Hirose Electric Co. Ltd.	102,300	11,900,194
Hoya Pentax HD Corp.	1,227,600	34,072,543
IBIDEN Co. Ltd.	409,200	17,210,704
Keyence Corp.	102,392	24,423,157
Kyocera Corp.	511,500	49,180,363
Mabuchi Motor Co. Ltd.	102,300	5,484,943
Minebea Co. Ltd.	1,023,000	6,182,674
Murata Manufacturing Co. Ltd.	613,800	32,211,926
NEC Corp.	6,138,000	32,560,792
NGK Insulators Ltd.	1,023,000	18,674,002
Nippon Electric Glass Co. Ltd.	1,023,500	19,875,669
Omron Corp.	613,800	13,256,894
Secom Co. Ltd.	613,800	29,769,867
Yaskawa Electric Corp.	1,023,000	11,686,998
Yokogawa Electric Corp.	613,800	5,814,427

		384,069,720
ENGINEERING & CONSTRUCTION—0.78%
JGC Corp.	1,023,000	22,530,905
Kajima Corp.	3,069,000	12,501,019
Obayashi Corp.	2,046,000	10,427,206
Shimizu Corp.	2,046,000	10,349,681
Taisei Corp.	3,069,000	8,867,002

		64,675,813
ENTERTAINMENT—0.26%
Oriental Land Co. Ltd.	204,600	12,287,823
Toho Co. Ltd.	410,400	8,980,476

		21,268,299
ENVIRONMENTAL CONTROL—0.09%
Kurita Water Industries Ltd.	204,600	7,539,374

		7,539,374
FOOD—0.90%
Ajinomoto Co. Inc.	2,046,000	19,865,960
Kikkoman Corp.	1,023,000	12,772,358
Meiji Dairies Corp.	1,023,000	5,572,159
Nippon Meat Packers Inc.	1,023,000	13,479,780
Nisshin Seifun Group Inc.	513,500	6,099,834
Nissin Food Products Co. Ltd.(a)	307,700	11,134,505
Yakult Honsha Co. Ltd.(a)	204,600	5,358,964

		74,283,560
FOREST PRODUCTS & PAPER—0.23%
Nippon Paper Group Inc.	3,069	8,750,713
Oji Paper Co. Ltd.	2,046,000	9,923,289

		18,674,002
GAS—0.66%
Osaka Gas Co. Ltd.	6,138,000	22,269,256
Toho Gas Co. Ltd.	1,023,000	5,281,438
Tokyo Gas Co. Ltd.	7,161,000	27,201,828

		54,752,522

HAND & MACHINE TOOLS—0.95%
Fuji Electric Holdings Co. Ltd.	2,046,000	9,012,362
Makita Corp.	306,900	12,908,028
Nidec Corp.	306,900	22,821,626
SMC Corp.	204,600	25,680,386
THK Co. Ltd.	409,800	8,443,282

		78,865,684
HEALTH CARE - PRODUCTS—0.31%
Terumo Corp.	511,500	25,438,119

		25,438,119
HOME BUILDERS—0.44%
Daiwa House Industry Co. Ltd.	1,023,000	12,530,091
Haseko Corp.	3,580,500	5,765,974
Sekisui Chemical Co. Ltd.	1,023,000	7,490,920
Sekisui House Ltd.	1,023,000	10,805,144

		36,592,129
HOME FURNISHINGS—3.38%
Matsushita Electric Industrial Co. Ltd.	5,115,015	116,288,884
Pioneer Corp.	613,800	5,308,572
Sony Corp.	2,966,700	148,384,180
Yamaha Corp.	511,500	10,151,021

		280,132,657
HOUSEWARES—0.09%
TOTO Ltd.(a)	1,023,000	7,849,477

		7,849,477
INSURANCE—2.67%
Aioi Insurance Co. Ltd.	1,023,000	6,366,798
Millea Holdings Inc.	2,148,300	88,524,653
Mitsui Sumitomo Insurance Group Holdings Inc.(b)	1,157,800	45,515,749
Nipponkoa Insurance Co. Ltd.	1,023,000	9,584,114
Sompo Japan Insurance Inc.	2,046,000	22,075,442
Sony Financial Holdings Inc.	2,046	8,353,394
T&D Holdings Inc.	613,800	40,817,278

		221,237,428
INTERNET—1.30%
Dena Co. Ltd.	1,023	7,190,508
Rakuten Inc.(a)	20,590	10,590,982
SBI E*Trade Securities Co. Ltd.	4,092	4,147,625
SBI Holdings Inc.	30,690	9,026,898
SoftBank Corp.	2,250,600	39,675,713
Trend Micro Inc.	515,000	18,001,705
Yahoo! Japan Corp.	45,012	19,336,846

		107,970,277
IRON & STEEL—3.50%
Daido Steel Co. Ltd.	1,023,000	6,463,705
JFE Holdings Inc.	1,534,750	86,649,079
Kobe Steel Ltd.	8,184,000	26,901,416
Nippon Steel Corp.	15,345,000	95,792,687
Nisshin Steel Co. Ltd.	3,077,000	11,892,350
Sumitomo Metal Industries Ltd.	11,253,000	53,618,709
Tokyo Steel Manufacturing Co. Ltd.	409,800	5,671,556
Yamato Kogyo Co. Ltd.	57,000	2,850,945

		289,840,447

LEISURE TIME—0.55%
Namco Bandai Holdings Inc.	613,898	7,978,668
Sankyo Co. Ltd.	204,600	13,082,461
Sega Sammy Holdings Inc.	204,600	2,102,884
Shimano Inc.	204,600	9,768,238
Yamaha Motor Co. Ltd.	614,000	12,476,010

		45,408,261
MACHINERY—0.45%
Hitachi Construction Machinery Co. Ltd.	309,900	10,685,701
Japan Steel Works Ltd. (The)	1,023,000	21,222,659
Okuma Corp.	493,000	5,823,625

		37,731,985
MACHINERY - CONSTRUCTION & MINING—1.01%
Komatsu Ltd.	2,659,800	84,154,142

		84,154,142
MACHINERY - DIVERSIFIED—0.61%
Amada Co. Ltd.	1,023,000	9,361,227
Kubota Corp.	3,069,000	24,856,676
Sumitomo Heavy Industries Ltd.	2,046,000	16,396,685

		50,614,588
MANUFACTURING—2.60%
FUJIFILM Holdings Corp.	1,432,200	52,639,947
IHI Corp.	4,098,000	9,277,904
Kawasaki Heavy Industries Ltd.	4,092,000	12,636,688
Konica Minolta Holdings Inc.	1,534,500	28,592,445
Mitsubishi Heavy Industries Ltd.	9,207,000	46,399,128
Nikon Corp.	1,023,000	32,560,792
Olympus Corp.	1,023,000	33,336,049

		215,442,953
MEDIA—0.10%
Fuji Television Network Inc.	1,655	2,774,925
Jupiter Telecommunications Co. Ltd.(b)	4,092	3,446,017
Tokyo Broadcasting System Inc.	102,300	2,262,781

		8,483,723
METAL FABRICATE & HARDWARE—0.26%
Maruichi Steel Tube Ltd.	102,300	3,498,347
NSK Ltd.	1,023,000	10,107,412
NTN Corp.	1,023,000	7,762,260

		21,368,019
MINING—0.78%
Dowa Holdings Co. Ltd.	1,023,000	7,713,807
Mitsubishi Materials Corp.	3,069,000	14,681,429
Mitsui Mining & Smelting Co. Ltd.	2,046,000	6,861,024
OSAKA Titanium technologies Co. Ltd.(a)	78,400	4,701,104
Sumitomo Metal Mining Co. Ltd.	1,687,000	28,269,815
Toho Titanium Co. Ltd.(a)	102,300	2,219,173

		64,446,352
OFFICE & BUSINESS EQUIPMENT—2.57%
Canon Inc.	3,069,050	165,423,147
Ricoh Co. Ltd.	2,046,000	37,619,343
Seiko Epson Corp.	409,200	9,981,433

		213,023,923
OIL & GAS—1.22%
Cosmo Oil Co. Ltd.	2,046,000	8,101,435
Idemitsu Kosan Co. Ltd.	34,000	3,639,464
INPEX Holdings Inc.	2,046	25,777,294
Japan Petroleum Exploration Co. Ltd.	38,000	2,724,956

Nippon Mining Holdings Inc.	2,557,500	15,989,674
Nippon Oil Corp.	4,092,500	29,540,899
Showa Shell Sekiyu K.K.	511,500	5,586,695
TonenGeneral Sekiyu K.K.	1,023,000	9,739,165

		101,099,582
PACKAGING & CONTAINERS—0.12%
Toyo Seikan Kaisha Ltd.	511,500	10,054,114

		10,054,114
PHARMACEUTICALS—4.84%
Alfresa Holdings Corp.	102,300	7,112,983
Astellas Pharma Inc.	1,534,530	64,832,130
Chugai Pharmaceutical Co. Ltd.	818,400	12,783,987
Daiichi Sankyo Co. Ltd.	2,046,069	57,661,680
Eisai Co. Ltd.	818,400	29,614,816
Hisamitsu Pharmaceutical Co. Inc.	102,300	4,118,553
Kyowa Hakko Kogyo Co. Ltd.	754,000	7,313,939
Mediceo Paltac Holdings Co. Ltd.	409,200	7,504,487
Mitsubishi Tanabe Pharma Corp.	1,023,000	13,285,966
Ono Pharmaceutical Co. Ltd.	102,300	5,901,644
Santen Pharmaceutical Co. Ltd.	102,300	2,853,915
Shionogi & Co. Ltd.	1,023,000	20,592,763
Suzuken Co. Ltd.	204,600	7,810,714
Taisho Pharmaceutical Co. Ltd.	944,000	17,643,272
Takeda Pharmaceutical Co. Ltd.	2,455,200	142,104,599

		401,135,448
REAL ESTATE—2.69%
AEON Mall Co. Ltd.	102,300	3,304,533
Daito Trust Construction Co. Ltd.	204,600	10,524,113
Leopalace21 Corp.	409,200	6,531,540
Mitsubishi Estate Co. Ltd.	3,368,000	90,608,819
Mitsui Fudosan Co. Ltd.	2,522,000	62,473,642
Nomura Real Estate Holdings Inc.	102,300	2,611,647
NTT Urban Development Corp.	3,069	5,029,479
Sumitomo Realty & Development Co. Ltd.	1,023,000	26,164,922
Tokyo Tatemono Co. Ltd.	1,023,000	8,692,568
Tokyu Land Corp.	1,023,000	7,335,869

		223,277,132
REAL ESTATE INVESTMENT TRUSTS—0.52%
Japan Prime Realty Investment Corp.	1,023	3,382,058
Japan Real Estate Investment Corp.	1,023	12,597,926
Japan Retail Fund Investment Corp.	1,023	6,647,828
Nippon Building Fund Inc.	1,265	16,776,394
Nomura Real Estate Office Fund Inc.	520	4,137,735

		43,541,941
RETAIL—2.55%
AEON Co. Ltd.	1,739,100	24,958,429
Citizen Watch Co. Ltd.	1,125,300	9,519,186
FamilyMart Co. Ltd.	204,600	7,481,230
Fast Retailing Co. Ltd.	102,300	8,837,929
Isetan Mitsukoshi Holdings Ltd. Class L(b)	975,760	11,701,910
J. Front Retailing Co. Ltd.	1,163,000	7,645,735
Lawson Inc.	204,600	9,031,743
Marui Group Co. Ltd.	920,700	7,631,436
Nitori Co. Ltd.	102,300	5,349,273
Seven & I Holdings Co. Ltd.	2,455,280	71,636,076
Shimamura Co. Ltd.	47,700	3,800,095
Takashimaya Co. Ltd.	1,023,000	10,543,495
UNY Co. Ltd.	1,025,000	10,748,591
USS Co. Ltd.	71,610	4,843,418
Yamada Denki Co. Ltd.	225,060	17,460,725

		211,189,271

SEMICONDUCTORS—0.96%
Elpida Memory Inc.(b)	306,900	11,309,061
NEC Electronics Corp.(b)	102,300	2,393,606
Rohm Co. Ltd.	307,300	20,115,029
Shinko Electric Industries Co. Ltd.	204,600	3,009,935
Sumco Corp.	306,900	7,849,477
Tokyo Electron Ltd.	511,552	34,938,568

		79,615,676
SHIPBUILDING—0.09%
Mitsui Engineering & Shipbuilding Co. Ltd.	2,046,000	7,423,085

		7,423,085
SOFTWARE—0.25%
Konami Corp.	307,700	11,221,949
Nomura Research Institute Ltd.	204,600	5,058,552
Oracle Corp.	102,300	4,418,965

		20,699,466
STORAGE & WAREHOUSING—0.05%
Mitsubishi Logistics Corp.	319,000	3,922,342

		3,922,342
TELECOMMUNICATIONS—2.67%
Hikari Tsushin Inc.	102,300	3,672,780
KDDI Corp.	7,161	49,587,373
Nippon Telegraph and Telephone Corp.	15,345	74,424,667
NTT Data Corp.	4,092	16,939,364
NTT DoCoMo Inc.	48,081	76,517,861

		221,142,045
TEXTILES—0.87%
Kuraray Co. Ltd.	1,023,000	12,898,338
Mitsubishi Rayon Co. Ltd.	2,046,000	7,384,322
Nisshinbo Industries Inc.	1,023,000	13,218,131
Teijin Ltd.	3,069,000	11,541,638
Toray Industries Inc.	4,092,000	26,785,127

		71,827,556
TOYS, GAMES & HOBBIES—2.03%
Nintendo Co. Ltd.	306,900	168,618,387

		168,618,387
TRANSPORTATION—4.35%
Central Japan Railway Co.	4,920	48,004,547
East Japan Railway Co.	10,230	78,882,395
Hankyu Hanshin Holdings Inc.	3,074,800	13,311,075
Kawasaki Kisen Kaisha Ltd.	2,046,000	22,579,359
Keihin Electric Express Railway Co. Ltd.(a)	1,027,000	6,527,893
Keio Corp.	2,046,000	10,931,123
Kintetsu Corp.(a)	5,119,000	16,681,059
Mitsui O.S.K. Lines Ltd.	3,069,000	46,253,768
Nippon Express Co. Ltd.	2,046,000	10,272,154
Nippon Yusen Kabushiki Kaisha	3,069,000	31,165,329
Odakyu Electric Railway Co. Ltd.	1,023,000	6,715,663
Tobu Railway Co. Ltd.	3,069,000	15,001,222
Tokyu Corp.	3,069,000	16,105,963
West Japan Railway Co.	5,115	23,936,059
Yamato Holdings Co. Ltd.	1,023,000	14,235,656

		360,603,265

VENTURE CAPITAL—0.05%
JAFCO Co. Ltd.	102,300	4,167,006

		4,167,006

TOTAL COMMON STOCKS
(Cost: $7,632,443,777)		8,219,005,257

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.86%

MONEY MARKET FUNDS—1.86%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.70%(c)(d)	5,677,040	5,677,040
BGI Cash Premier Fund LLC
2.74%(c)(d)(e)	148,830,509	148,830,509

		154,507,549

TOTAL SHORT-TERM INVESTMENTS
(Cost: $154,507,549)		154,507,549

TOTAL INVESTMENTS IN SECURITIES—101.01%
(Cost: $7,786,951,326)		8,373,512,806
Other Assets, Less Liabilities—(1.01)%		(84,087,083)

NET ASSETS—100.00%		$8,289,425,723

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

May 31, 2008

Security	Shares	Value

COMMON STOCKS—99.20%

ADVERTISING—0.39%
Asatsu-DK Inc.	800	$22,962
Moshi Moshi Hotline Inc.	600	15,488

		38,450
AEROSPACE & DEFENSE—0.18%
Japan Aviation Electronics Industry Ltd.	2,000	17,582

		17,582
AGRICULTURE—0.36%
Hokuto Corp.	400	8,696
Sakata Seed Corp.	1,800	27,145

		35,841
APPAREL—1.30%
Descente Ltd.	2,000	11,708
Gunze Ltd.	4,000	20,045
Japan Wool Textile Co. Ltd. (The)	2,000	18,074
Katakura Industries Co. Ltd.	800	14,171
Sanei-International Co. Ltd.	400	7,484
Sanyo Shokai Ltd.	2,000	12,353
Tokyo Style Co. Ltd.	2,000	19,741
Wacoal Holdings Corp.	2,000	25,993

		129,569
AUTO MANUFACTURERS—0.59%
Kanto Auto Works Ltd.	1,200	16,358
Nissan Shatai Co. Ltd.	2,000	14,380
Shinmaywa Industries Ltd.	2,000	7,957
Toyota Auto Body Co. Ltd.	1,000	20,556

		59,251
AUTO PARTS & EQUIPMENT—4.25%
Aisan Industry Co. Ltd.	600	6,309
Akebono Brake Industry Co. Ltd.	1,800	13,402
Bosch Corp.	4,000	22,735
Calsonic Kansei Corp.	4,000	16,748
Exedy Corp.	800	21,219
FCC Co. Ltd.	1,000	15,706
Futaba Industrial Co. Ltd.	1,200	30,237
Kayaba Industry Co. Ltd.	4,000	18,491
Keihin Corp.	1,000	17,771
Koito Manufacturing Co. Ltd.	2,000	28,475
Musashi Seimitsu Industry Co. Ltd.	600	15,488
Nifco Inc.	1,000	23,445
Nissin Kogyo Co. Ltd.	800	14,277
Press Kogyo Co. Ltd.	2,000	10,344
Riken Corp.	4,000	20,234
Sanden Corp.	4,000	19,590

Showa Corp.	1,600	12,565
T. RAD Co. Ltd.	2,000	9,549
Takata Corp.	800	19,779
Topre Corp.	1,600	14,626
Toyo Tire & Rubber Co. Ltd.	4,000	15,763
TS Tech Co. Ltd.	1,200	22,678
Unipres Corp.	600	5,797
Yokohama Rubber Co. Ltd. (The)	6,000	29,271

		424,499
BANKS—10.99%
Aichi Bank Ltd. (The)	200	17,032
Akita Bank Ltd. (The)	6,000	27,623
Awa Bank Ltd. (The)	6,000	37,115
Bank of Ikeda Ltd. (The)(a)	600	18,188
Bank of Iwate Ltd. (The)	400	25,577
Bank of Nagoya Ltd. (The)	4,000	27,054
Bank of Okinawa Ltd. (The)	600	22,735
Bank of Saga Ltd. (The)	4,000	15,119
Bank of the Ryukyus Ltd.	1,200	13,163
Chiba Kogyo Bank Ltd. (The)(a)	1,000	14,531
Chukyo Bank Ltd. (The)	4,000	11,860
Daishi Bank Ltd. (The)	8,000	34,784
Ehime Bank Ltd. (The)	6,000	21,030
Eighteenth Bank Ltd. (The)	6,000	22,678
Fukui Bank Ltd. (The)	8,000	25,008
Higashi-Nippon Bank Ltd. (The)	4,000	17,241
Higo Bank Ltd. (The)	4,000	26,524
Hokkoku Bank Ltd. (The)	8,000	33,269
Hokuetsu Bank Ltd. (The)	8,000	19,703
Hyakugo Bank Ltd. (The)	6,000	39,615
Hyakujushi Bank Ltd. (The)	6,000	37,399
Juroku Bank Ltd. (The)	8,000	44,636
Kagoshima Bank Ltd. (The)	4,000	34,102
Kansai Urban Banking Corp.	4,000	11,936
Kanto Tsukuba Bank Ltd. (The)	1,600	9,215
Keiyo Bank Ltd. (The)	6,000	40,468
Kiyo Holdings Inc.	16,000	26,979
Michinoku Bank Ltd. (The)	6,000	18,984
Mie Bank Ltd. (The)	2,000	11,026
Minato Bank Ltd. (The)	4,000	7,995
Miyazaki Bank Ltd. (The)	6,000	26,657
Musashino Bank Ltd. (The)	800	36,906
Nanto Bank Ltd. (The)	4,000	25,387
Ogaki Kyoritsu Bank Ltd. (The)	6,000	33,818
Oita Bank Ltd. (The)	4,000	27,092
San-in Godo Bank Ltd. (The)	4,000	37,171
Shiga Bank Ltd.	6,000	39,502
Shikoku Bank Ltd. (The)	4,000	18,302
Shonai Bank Ltd. (The)	2,000	4,547
Tochigi Bank Ltd. (The)	2,000	13,281
Toho Bank Ltd. (The)	6,000	26,657
Tokushima Bank Ltd. (The)	2,000	11,462
Tokyo Tomin Bank Ltd. (The)	800	16,900
Yachiyo Bank Ltd. (The)	4	18,302
Yamagata Bank Ltd. (The)	4,000	23,947
Yamanashi Chuo Bank Ltd. (The)	4,000	24,061

		1,096,581
BEVERAGES—0.52%
Kagome Co. Ltd.	1,600	24,432
Takara Holdings Inc.	4,000	27,585

		52,017

BIOTECHNOLOGY—0.19%
AnGes MG Inc.(a)	2	8,109
Takara Bio Inc.(a)	4	10,799

		18,908
BUILDING MATERIALS—1.46%
Central Glass Co. Ltd.	6,000	24,610
Chofu Seisakusho Co. Ltd.	400	8,393
Nichias Corp.(a)	2,000	7,389
Rinnai Corp.	1,000	36,091
Sanwa Holdings Corp.	6,000	23,872
Sumitomo Osaka Cement Co. Ltd.	10,000	22,924
Takara Standard Co. Ltd.	4,000	22,091

		145,370
CHEMICALS—5.43%
Adeka Corp.	2,400	21,871
Aica Kogyo Co. Ltd.	2,000	17,828
Air Water Inc.	4,000	49,221
C Uyemura & Co. Ltd.	200	8,999
Chugoku Marine Paints Ltd.	2,000	15,346
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	2,000	7,900
Earth Chemical Co. Ltd.	400	10,401
Fujimi Inc.	400	6,491
Ishihara Sangyo Kaisha Ltd.(a)	8,000	12,201
Lintec Corp.	1,000	17,904
Nihon Nohyaku Co. Ltd.(b)	2,000	21,390
Nihon Parkerizing Co. Ltd.	2,000	30,957
Nippon Carbon Co. Ltd.	2,000	10,174
Nippon Kayaku Co. Ltd.	4,000	26,638
Nippon Paint Co. Ltd.	6,000	25,520
Nippon Shokubai Co. Ltd.	2,000	15,876
Nippon Soda Co. Ltd.	4,000	13,906
Nippon Synthetic Chemical Industry Co. Ltd. (The)	2,000	11,386
NOF Corp.	4,000	17,998
Sakai Chemical Industry Co. Ltd.	2,000	8,014
Sumitomo Bakelite Co. Ltd.	6,000	36,489
Taiyo Ink Manufacturing Co. Ltd.	400	8,848
Takasago International Corp.	2,000	12,599
Toagosei Co. Ltd.	6,000	22,848
Tokai Carbon Co. Ltd.	4,000	46,568
Tokyo Ohka Kogyo Co. Ltd.	1,200	23,246
Toyo Ink Manufacturing Co. Ltd.	6,000	22,962
Zeon Corp.	4,000	18,718

		542,299
COMMERCIAL SERVICES—2.08%
Aeon Delight Co. Ltd.	400	7,635
Daiseki Co. Ltd.	660	19,882
Fullcast Co. Ltd.	8	5,926
Goodwill Group Inc. (The)(a)	36	3,918
K.K. DaVinci Advisors(a)	26	19,236
Meitec Corp.	1,000	29,555
Nichii Gakkan Co.	600	8,105
Nishio Rent All Co. Ltd.	600	8,412
Nissha Printing Co. Ltd.	600	30,919
Park 24 Co. Ltd.	2,200	18,339
Pasona Group Inc.	8	6,275
Sohgo Security Services Co. Ltd.	1,400	19,124
So-Net M3 Inc.	2	7,578
TKC Corp.	200	4,149
Toppan Forms Co. Ltd.	1,600	18,248

		207,301

COMPUTERS—0.58%
DTS Corp.	800	16,104
Hitachi Information Systems Ltd.	600	12,987
Net One Systems Co. Ltd.	14	15,251
NS Solutions Corp.	600	13,442

		57,784
COSMETICS & PERSONAL CARE—1.00%
Aderans Holdings Co. Ltd.	1,000	20,888
Fancl Corp.	1,000	11,585
Kose Corp.	800	18,643
Lion Corp.	4,000	17,733
Mandom Corp.	1,200	31,260

		100,109
DISTRIBUTION & WHOLESALE—1.92%
Doshisha Co. Ltd.	600	10,180
Hanwa Co. Ltd.	6,000	38,081
Inaba Denki Sangyo Co. Ltd.	800	25,008
Iwatani International Corp.	8,000	25,615
Japan Pulp & Paper Co. Ltd.	2,000	7,143
Japan Wind Development Co. Ltd.	2	8,185
JFE Shoji Holdings Inc.	2,000	15,744
Kanematsu Corp.(a)	10,000	14,399
Matsuda Sangyo Co. Ltd.	400	8,999
Nagase & Co. Ltd.	2,000	23,928
Sumikin Bussan Corp.	2,000	8,488
Trusco Nakayama Corp.	400	6,210

		191,980
DIVERSIFIED FINANCIAL SERVICES—3.50%
Aizawa Securities Co. Ltd.	1,200	6,911
Century Leasing System Inc.	600	6,718
Fuyo General Lease Co. Ltd.	400	11,860
Hitachi Credit Corp.	1,000	16,682
IBJ Leasing Co. Ltd.	800	17,013
Ichiyoshi Securities Co. Ltd.	1,200	12,163
Jaccs Co. Ltd.(a)	4,000	11,633
Japan Securities Finance Co. Ltd.	2,200	20,194
Kenedix Inc.	14	20,689
Marusan Securities Co. Ltd.	1,800	13,982
Mizuho Investors Securities Co. Ltd.	8,000	10,761
NIS Group Co. Ltd.(a)	2,800	5,650
Okasan Holdings Inc.	4,000	24,099
OMC Card Inc.(a)	3,200	12,125
Orient Corp.(a)	6,000	11,652
Osaka Securities Exchange Co. Ltd.	6	33,591
Pacific Management Corp.	18	10,930
Ricoh Leasing Co. Ltd.	600	14,437
Risa Partners Inc.	8	17,885
Secured Capital Japan Co. Ltd.	4	7,086
SFCG Co. Ltd.	100	11,377
SPARX Group Co. Ltd.	22	9,420
Tokai Tokyo Securities Co. Ltd.	6,000	26,713
Tokyo Leasing Co. Ltd.	800	7,889
Toyo Securities Co. Ltd.	2,000	8,222

		349,682

ELECTRIC—0.19%
Okinawa Electric Power Co. Inc.(The)	400	18,643

		18,643
ELECTRICAL COMPONENTS & EQUIPMENT—1.52%
Fujikura Ltd.	8,000	35,694
Funai Electric Co. Ltd.	600	21,825
GS Yuasa Corp.	10,000	37,702
Hitachi Cable Ltd.	4,000	15,535
Shinko Electric Co. Ltd.	4,000	12,618
Toshiba Tec Corp.	4,000	28,229

		151,603
ELECTRONICS—5.75%
A&D Co. Ltd.	600	6,047
Anritsu Corp.	4,000	12,769
Chiyoda Integre Co. Ltd.	600	10,907
CMK Corp.	1,400	10,808
Cosel Co. Ltd.	1,000	11,301
Dainippon Screen Manufacturing Co. Ltd.	6,000	28,134
Eizo Nanao Corp.	800	19,704
Fujitsu General Ltd.	2,000	10,060
Furuno Electric Co. Ltd.	800	8,920
Futaba Corp.	1,000	17,544
Hamamatsu Photonics K.K.	1,600	47,440
HORIBA Ltd.	600	17,051
Hosiden Corp.	1,200	25,747
JEOL Ltd.	2,000	8,298
Kaga Electronics Co. Ltd.	1,000	13,461
Koa Corp.	1,600	13,080
Kuroda Electric Co. Ltd.	1,000	15,166
Macnica Inc.	800	11,057
Meiko Electronics Co. Ltd.	200	5,892
Micronics Japan Co. Ltd.	400	14,740
NEC Tokin Corp.(a)	2,000	6,896
Nichicon Corp.	1,800	15,482
Nippon Chemi-Con Corp.	4,000	18,264
Nitto Kogyo Corp.	600	6,104
Ryosan Co. Ltd.	1,200	27,395
Sanyo Denki Co. Ltd.	2,000	9,283
Sodick Co. Ltd.	1,800	9,395
Star Micronics Co. Ltd.	1,000	19,182
Taiyo Yuden Co. Ltd.	2,000	24,497
Tamura Corp.	2,000	7,843
Tokyo Seimitsu Co. Ltd.(b)	1,000	18,671
Toyo Corp.	1,200	17,176
ULVAC Inc.	800	26,297
Wacom Co. Ltd.	8	19,703
Yamatake Corp.	1,400	39,521

		573,835
ENGINEERING & CONSTRUCTION—4.15%
Chiyoda Corp.	4,000	42,438
Chudenko Corp.	600	10,407
COMSYS Holdings Corp.	4,000	33,875
Japan Airport Terminal Co. Ltd.	1,600	28,964
Kandenko Co. Ltd.	2,000	13,167
Kyowa Exeo Corp.	2,000	19,685
Maeda Corp.	6,000	23,076
Maeda Road Construction Co. Ltd.	2,000	14,228
Nippo Corp.	2,000	10,951
Nishimatsu Construction Co. Ltd.	8,000	22,129
Okumura Corp.	4,000	17,354

Penta-Ocean Construction Co. Ltd.(a)	7,000	12,201
Shinko Plantech Co. Ltd.	1,000	16,881
SHO-BOND Holdings Co. Ltd.(a)	800	9,852
Taihei Kogyo Co. Ltd.	2,000	8,582
Taikisha Ltd.	1,200	17,654
Takasago Thermal Engineering Co. Ltd.	2,000	17,979
Takuma Co. Ltd.	4,000	12,618
Toda Corp.	6,000	25,236
Tokyu Construction Co. Ltd.	2,240	8,021
Toshiba Plant Systems & Services Corp.	2,000	19,647
Toyo Construction Co. Ltd.	8,000	5,684
Toyo Engineering Corp.	4,000	23,303

		413,932
ENTERTAINMENT—0.93%
Avex Group Holdings Inc.	800	9,276
Resorttrust Inc.	1,000	14,541
Shochiku Co. Ltd.	2,000	12,656
Toei Co. Ltd.	2,000	11,803
Tokyotokeiba Co. Ltd.	4,000	7,768
USJ Co. Ltd.	24	16,187
Yomiuri Land Co. Ltd.	2,000	6,839
Yoshimoto Kogyo Co. Ltd.	1,000	13,357

		92,427
ENVIRONMENTAL CONTROL—0.18%
Asahi Pretec Corp.	600	18,358

		18,358
FOOD—3.58%
Ariake Japan Co. Ltd.	600	9,861
Ezaki Glico Co. Ltd.(b)	2,000	21,446
Fuji Oil Co. Ltd.	3,000	27,651
House Foods Corp.	1,800	29,038
Itoham Foods Inc.	4,000	20,196
J-Oil Mills Inc.	2,000	6,745
Maruha Nichiro Holdings Inc.	10,000	16,388
Meiji Seika Kaisha Ltd.	8,000	34,860
Mitsui Sugar Co. Ltd.	2,000	6,991
Morinaga & Co. Ltd.	10,000	19,609
Morinaga Milk Industry Co. Ltd.	6,000	17,960
Nichirei Corp.	6,000	27,736
Nippon Beet Sugar Manufacturing Co. Ltd.	2,000	4,717
Nippon Flour Mills Co. Ltd.	6,000	25,520
Nippon Suisan Kaisha Ltd.	5,800	26,977
Nisshin OilliO Group Ltd. (The)	4,000	18,567
Q.P. Corp.	2,400	22,257
Snow Brand Milk Products Co. Ltd.	5,000	14,683
Unicharm Petcare Corp.	200	6,233

		357,435
FOREST PRODUCTS & PAPER—1.24%
Daio Paper Corp.	2,000	16,521
Hokuetsu Paper Mills Ltd.	3,000	13,527
Mitsubishi Paper Mills Ltd.	8,000	20,082
Rengo Co. Ltd.	6,000	40,866
Sumitomo Forestry Co. Ltd.	4,000	32,662

		123,658
GAS—0.28%
Saibu Gas Co. Ltd.	12,000	27,850

		27,850

HAND & MACHINE TOOLS—1.45%
DISCO Corp.	600	30,862
Hitachi Koki Co. Ltd.	1,400	23,712
Meidensha Corp.	4,000	12,428
Mori Seiki Co. Ltd.	2,000	38,270
OSG Corp.(b)	2,000	25,804
Union Tool Co.	400	13,603

		144,679
HEALTH CARE - PRODUCTS—1.36%
Hogy Medical Co. Ltd.	400	20,537
Nakanishi Inc.	200	21,314
Nihon Kohden Corp.	800	15,050
Nipro Corp.	2,000	34,993
Sysmex Corp.	800	29,707
Topcon Corp.	1,400	14,389

		135,990
HOME BUILDERS—0.28%
Misawa Homes Co. Ltd.(a)	1,000	6,309
PanaHome Corp.	2,000	11,462
Token Corp.	240	9,753

		27,524
HOME FURNISHINGS—1.22%
Alpine Electronics Inc.	1,200	15,369
Canon Electronics Inc.	400	11,140
Daiwa Industries Ltd.	2,000	9,340
Foster Electric Co. Ltd.	600	13,584
France Bed Holdings Co. Ltd.	4,000	6,063
Hitachi Maxell Ltd.	1,200	15,653
Kenwood Corp.	10,000	10,988
Nidec Sankyo Corp.	2,000	14,531
Noritz Corp.	1,000	12,239
Victor Co. of Japan Ltd.(a)	6,000	12,561

		121,468
HOUSEHOLD PRODUCTS & WARES—0.18%
Pilot Corp.	10	17,714

		17,714
HOUSEWARES—0.35%
Noritake Co. Ltd.	4,000	16,369
Sangetsu Co. Ltd.	1,000	18,226

		34,595
INSURANCE—0.30%
Fuji Fire & Marine Insurance Co. Ltd. (The)	2,000	6,290
Nissay Dowa General Insurance Co. Ltd.	4,000	24,061

		30,351
INTERNET—1.94%
Access Co. Ltd.(a)	6	15,630
CyberAgent Inc.	12	17,847
Dwango Co. Ltd.	2	5,589
eAccess Ltd.	32	17,885
En-Japan Inc.	6	12,277
GMO Internet Inc.(a)	1,000	5,778
Gourmet Navigator Inc.	4	10,155
Index Holdings	26	5,591
Internet Initiative Japan Inc.	2	7,218
kabu.com Securities Co. Ltd.	10	14,209
Kakaku.com Inc.	2	11,386

Matsui Securities Co. Ltd.	2,600	18,546
Monex Beans Holdings Inc.	32	23,978
Opt Inc.	4	13,148
So-Net Entertainment Corp.	2	7,825
VeriSign Japan K.K.	8	6,176

		193,238
IRON & STEEL—1.72%
Aichi Steel Corp.	4,000	20,461
Godo Steel Ltd.	4,000	16,255
Kyoei Steel Ltd.	400	8,715
Mitsubishi Steel Manufacturing Co. Ltd.	4,000	17,392
Nakayama Steel Works Ltd.	2,000	6,006
Nippon Metal Industry Co. Ltd.	4,000	13,717
Nippon Yakin Kogyo Co. Ltd.	3,000	21,570
Sanyo Special Steel Co. Ltd.	4,000	26,713
TOPY Industries Ltd.	6,000	18,643
Yodogawa Steel Works Ltd.	4,000	21,901

		171,373
LEISURE TIME—1.69%
Accordia Golf Co. Ltd.	16	17,582
Aruze Corp.	600	19,609
Daiichikosho Co. Ltd.	1,200	12,641
Fields Corp.	6	12,277
Heiwa Corp.	1,000	10,941
HIS Co. Ltd.	1,000	15,147
Mars Engineering Corp.	400	6,756
Mizuno Corp.	2,000	12,049
Pacific Golf Group International Holdings K.K.(a)	12	13,982
Roland Corp.	600	12,447
Round One Corp.	14	17,108
Tokyo Dome Corp.	4,000	18,226

		168,765
LODGING—0.13%
Fujita Kanko Inc.	2,000	13,489

		13,489
MACHINERY—4.02%
Aida Engineering Ltd.	2,000	11,178
Chugai Ro Co. Ltd.	2,000	8,677
CKD Corp.	1,800	13,027
Daifuku Co. Ltd.	2,000	23,455
Daihen Corp.	4,000	19,059
Fuji Machine Manufacturing Co. Ltd.	1,000	20,840
Furukawa Co. Ltd.	8,000	13,944
Harmonic Drive Systems Inc.	2	8,185
Iseki & Co. Ltd.(a)	6,000	17,165
Komori Corp.	1,400	27,386
Makino Milling Machine Co. Ltd.	2,000	14,475
Max Co. Ltd.	2,000	25,482
Miura Co. Ltd.	800	19,779
Modec Inc.	400	14,891
Nabtesco Corp.	2,000	29,839
Nippon Thompson Co. Ltd.	2,000	14,721
Obara Corp.	400	6,248
Produce Co. Ltd.	2	8,999
Sintokogio Ltd.	1,600	15,642
Tadano Ltd.	2,000	23,341
Takeuchi Manufacturing Co. Ltd.	400	10,818
Toshiba Machine Co. Ltd.	2,000	15,062
Toyo Kanetsu K.K.	6,000	12,561
Tsubakimoto Chain Co.	4,000	26,903

		401,677

MACHINERY - DIVERSIFIED—0.34%
Ebara Corp.	10,000	33,629

		33,629
MANUFACTURING—1.85%
Amano Corp.	2,000	21,447
ARRK Corp.(a)	2,000	5,911
Glory Ltd.	1,400	32,823
Kimoto Co. Ltd.	600	7,718
Kureha Corp.	6,000	35,068
Nikkiso Co. Ltd.	2,000	16,123
Nitta Corp.	800	17,089
Tamron Co. Ltd.	400	8,791
Tenma Corp.	1,000	13,025
Tokai Rubber Industries Ltd.	800	10,791
Toyo Tanso Co. Ltd.	200	15,422

		184,208
MEDIA—0.38%
Gakken Co. Ltd.	2,000	5,305
Kadokawa Group Holdings Inc.	600	14,778
SKY Perfect JSAT Corp.	38	17,890

		37,973
METAL FABRICATE & HARDWARE—1.71%
Ahresty Corp.	600	9,264
Kitz Corp.	2,000	11,216
Misumi Group Inc.	2,000	38,365
Nachi-Fujikoshi Corp.	6,000	26,259
Neturen Co. Ltd.	1,400	15,570
Oiles Corp.	400	8,526
Onoken Co. Ltd.	400	6,790
Ryobi Ltd.	6,000	22,337
Tocalo Co. Ltd.	600	11,248
Toho Zinc Co. Ltd.	4,000	21,447

		171,022
MINING—1.13%
Mitsui Mining Co. Ltd.	3,000	9,293
Nippon Denko Co. Ltd.	2,000	24,042
Nippon Light Metal Co. Ltd.	14,000	24,137
Nittetsu Mining Co. Ltd.	2,000	10,117
Pacific Metals Co. Ltd.	4,000	34,671
Sumitomo Light Metal Industries Ltd.	8,000	10,685

		112,945
OFFICE & BUSINESS EQUIPMENT—0.12%
Canon Finetech Inc.	800	12,118

		12,118
OFFICE FURNISHINGS—0.46%
Itoki Corp.	1,400	7,785
Kokuyo Co. Ltd.	2,400	22,257
Okamura Corp.	2,000	15,630

		45,672
OIL & GAS—0.12%
AOC Holdings Inc.	1,000	12,485

		12,485

PACKAGING & CONTAINERS—0.18%
FP Corp.	400	11,481
Fuji Seal International Inc.	400	6,460

		17,941
PHARMACEUTICALS—2.43%
EPS Co. Ltd.	2	9,378
Kaken Pharmaceutical Co. Ltd.	2,000	15,517
Kobayashi Pharmaceutical Co. Ltd.	600	18,529
Miraca Holdings Inc.	1,200	29,555
Mochida Pharmaceutical Co. Ltd.	2,000	21,788
Nichi-Iko Pharmaceutical Co. Ltd.	600	14,550
Nippon Shinyaku Co. Ltd.	2,000	25,425
Rohto Pharmaceutical Co. Ltd.	2,000	23,909
Sawai Pharmaceutical Co. Ltd.(b)	400	16,596
Seikagaku Corp.	1,000	10,231
Toho Pharmaceutical Co. Ltd.	800	14,967
Towa Pharmaceutical Co. Ltd.	200	7,938
Tsumura & Co.	1,400	34,481

		242,864
REAL ESTATE—1.65%
Arnest One Corp.	1,600	6,244
Atrium Co. Ltd.	400	6,180
Cosmos Initia Co. Ltd.	2,000	5,778
Creed Corp.(b)	4	4,699
Daibiru Corp.	1,000	11,453
Daikyo Inc.	8,000	15,839
Goldcrest Co. Ltd.	420	9,151
Heiwa Real Estate Co. Ltd.	4,000	22,659
Japan General Estate Co. Ltd.(The)(b)	1,000	8,658
Sankei Building Co. Ltd. (The)	800	6,358
Shoei Co. Ltd.	800	11,784
Sumitomo Real Estate Sales Co. Ltd.	200	8,810
TOC Co. Ltd.	2,000	12,163
Tokyu Livable Inc.	600	5,775
Urban Corp.	4,400	24,175
Zephyr Co. Ltd.	9	4,629

		164,355
REAL ESTATE INVESTMENT TRUSTS—4.29%
DA Office Investment Corp.	6	23,815
Frontier Real Estate Investment Corp.	2	15,403
Fukuoka REIT Corp.	2	12,012
Global One Real Estate Investment Corp.	2	22,735
Hankyu REIT Inc.	2	11,348
Japan Excellent Inc.	4	22,621
Japan Hotel and Resort Inc.	4	13,148
Japan Logistics Fund Inc.	4	25,766
Kenedix Realty Investment Corp.	4	24,819
MID REIT Inc.	4	14,702
Mori Hills REIT Investment Corp.	2	10,913
MORI TRUST Sogo REIT Inc.	4	37,891
Nippon Accommodations Fund Inc.	4	19,704
Nippon Commercial Investment Corp.	6	22,337
Nippon Residential Investment Corp.	6	19,893
ORIX JREIT Inc.	6	38,649
Premier Investment Co.	4	20,045
TOKYU REIT Inc.	4	33,193
Top REIT Inc.	4	15,081
United Urban Investment Corp.	4	23,758

		427,833

RETAIL—8.56%
ABC-Mart Inc.	600	14,266
Aoki Holdings Inc.	600	9,998
Aoyama Trading Co. Ltd.	1,600	31,980
Arcs Co. Ltd.	800	11,254
Askul Corp.	600	11,538
Autobacs Seven Co. Ltd.	1,000	29,271
Best Denki Co. Ltd.	2,000	12,523
Cawachi Ltd.	400	11,708
Chiyoda Co. Ltd.	800	13,777
Circle K Sunkus Co. Ltd.	1,200	19,461
Culture Convenience Club Co. Ltd.	2,400	10,594
Daiei Inc.(The)(a)	1,500	11,055
DCM Japan Holdings Co. Ltd.	1,800	12,584
Don Quijote Co. Ltd.	1,200	25,065
Doutor Nichires Holdings Co. Ltd.	1,200	20,348
Duskin Co. Ltd.	1,400	24,866
EDION Corp.	1,800	16,250
H2O Retailing Corp.	4,000	29,707
Heiwado Co. Ltd.	1,000	16,748
Izumi Co. Ltd.	1,400	23,633
Izumiya Co. Ltd.	4,000	26,448
Joshin Denki Co. Ltd.	2,000	16,672
Keiyo Co. Ltd.	1,000	5,343
Kisoji Co. Ltd.	400	8,203
Kohnan Shoji Co. Ltd.	600	9,071
Komeri Co. Ltd.	800	21,636
K’s Holdings Corp.	1,000	17,904
Maruetsu Inc.(The)(a)	2,000	15,119
Matsumotokiyoshi Co. Ltd.	1,200	26,031
Matsuya Co. Ltd.	800	17,847
McDonald’s Holdings Co. (Japan) Ltd.	1,200	19,632
Nishimatsuya Chain Co. Ltd.	1,400	16,498
Nissen Holdings Co. Ltd.	1,400	7,427
Parco Co. Ltd.	1,800	24,008
Paris Miki Inc.	1,000	10,344
Plenus Co. Ltd.	800	12,034
Point Inc.	360	14,493
Right On Co. Ltd.	600	7,161
Ryohin Keikaku Co. Ltd.	600	35,409
San-A & Co. Ltd.	200	6,745
Sankyo-Tateyama Holdings Inc.	10,000	12,978
Seiko Corp.	2,000	10,761
Senshukai Co. Ltd.	1,200	8,969
Shimachu Co. Ltd.	1,000	25,766
St. Marc Holdings Co. Ltd.	200	8,848
Sugi Pharmacy Co. Ltd.	600	14,721
Sundrug Co. Ltd.	800	18,415
Tsuruha Holdings Inc.	400	14,058
Valor Co. Ltd.	1,000	10,771
Watami Co. Ltd.	800	12,815
Xebio Co. Ltd.	600	14,749
Yoshinoya Holdings Co. Ltd.	12	16,255
Zensho Co. Ltd.	1,600	11,095

		854,852
SEMICONDUCTORS—0.56%
Epson Toyocom Corp.	2,000	7,124
Megachips Corp.	400	5,032
Mimasu Semiconductor Industry Co. Ltd.	600	12,334
Sanken Electric Co. Ltd.	2,000	12,390
Shindengen Electric Manufacturing Co. Ltd.	4,000	13,338
United Technology Holdings Co. Ltd.	4	5,267

		55,485

SHIPBUILDING—0.41%
Hitachi Zosen Corp.(a)	21,000	27,253
Sasebo Heavy Industries Co. Ltd.	4,000	14,171

		41,424
SOFTWARE—1.50%
Capcom Co. Ltd.	1,000	33,155
Fuji Soft ABC Inc.	800	15,460
Hitachi Software Engineering Co. Ltd.	800	19,628
Koei Co. Ltd.	600	8,753
Nihon Unisys Ltd.	1,400	21,405
NSD Co. Ltd.	1,000	12,836
Obic Business Consultants Co. Ltd.	200	9,113
Sumisho Computer Systems Corp.	600	11,026
Trans Cosmos Inc.	600	6,076
Works Applications Co. Ltd.	10	12,599

		150,051
STORAGE & WAREHOUSING—0.52%
Mitsui-Soko Co. Ltd.	4,000	20,386
Shibusawa Warehouse Co. Ltd. (The)	2,000	11,671
Sumitomo Warehouse Co. Ltd. (The)	4,000	20,158

		52,215
TELECOMMUNICATIONS—1.33%
Denki Kogyo Co. Ltd.	2,000	11,803
Hitachi Kokusai Electric Inc.	2,000	18,965
IT Holdings Corp.(a)	1,948	38,013
Japan Radio Co. Ltd.	2,000	6,896
Oki Electric Industry Co. Ltd.(a)(b)	16,000	28,040
Okinawa Cellular Telephone Co.	4	6,820
Telepark Corp.	8	10,534
Uniden Corp.	2,000	11,576

		132,647
TEXTILES—0.99%
Daiwabo Co. Ltd.	4,000	10,117
Kurabo Industries Ltd.	6,000	13,073
Nitto Boseki Co. Ltd.	10,000	18,756
Seiren Co. Ltd.	1,600	11,474
Toyobo Co. Ltd.	16,000	32,283
Unitika Ltd.(b)	12,000	13,300

		99,003
TOYS, GAMES & HOBBIES—0.26%
Sanrio Co. Ltd.	1,200	12,675
Tomy Co. Ltd.	2,000	13,603

		26,278
TRANSPORTATION—3.12%
Daiichi Chuo Kisen Kaisha	4,000	28,229
Fukuyama Transporting Co. Ltd.	4,000	14,816
Hitachi Transport System Ltd.	1,000	12,419
Iino Kaiun Kaisha Ltd.	2,000	19,135
Inui Steamship Co. Ltd.	400	6,150
Keihan Electric Railway Co. Ltd.	12,000	50,130
Kintetsu World Express Inc.	400	11,102
Nippon Konpo Unyu Soko Co. Ltd.	2,000	25,690
Nishi-Nippon Railroad Co. Ltd.	8,000	27,964
Sagami Railway Co. Ltd.	10,000	37,607
Sankyu Inc.	6,000	34,159

Seino Holdings Co. Ltd.	4,000	23,720
Shinwa Kaiun Kaisha Ltd.	2,000	13,167
Yusen Air & Sea Service Co. Ltd.	400	7,233

		311,521
VENTURE CAPITAL—0.09%
Japan Asia Investment Co. Ltd.	2,000	9,454

		9,454

TOTAL COMMON STOCKS
(Cost: $9,388,665)		9,901,802

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.32%

MONEY MARKET FUNDS—1.32%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.70%(c)(d)	285	285
BGI Cash Premier Fund LLC
2.74%(c)(d)(e)	131,269	131,269

		131,554

TOTAL SHORT-TERM INVESTMENTS
(Cost: $131,554)		131,554

TOTAL INVESTMENTS IN SECURITIES—100.52%
(Cost: $9,520,219)		10,033,356
Other Assets, Less Liabilities—(0.52)%		(51,830)

NET ASSETS—100.00%		$9,981,526

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI MALAYSIA INDEX FUND

May 31, 2008

Security	Shares	Value

COMMON STOCKS—99.22%

AGRICULTURE—15.32%
Asiatic Development Bhd	2,457,600	$6,295,704
British American Tobacco (Malaysia) Bhd	1,536,000	20,622,222
IOI Corp. Bhd	35,737,630	82,174,489
Kuala Lumpur Kepong Bhd	5,120,000	27,970,370

		137,062,785
AIRLINES—0.87%
AirAsia Bhd(a)	11,366,400	3,648,474
Malaysian Airline System Bhd(a)	3,792,400	4,143,548

		7,792,022
AUTO MANUFACTURERS—0.29%
DRB-Hicom Bhd	1,367,700	464,343
Proton Holdings Bhd(a)	2,092,200	2,156,774

		2,621,117
AUTO PARTS & EQUIPMENT—1.41%
UMW Holdings Bhd	6,246,400	12,627,753

		12,627,753
BANKS—25.53%
Alliance Financial Group Bhd	9,011,200	8,733,077
AMMB Holdings Bhd	17,305,637	21,258,159
Bumiputra-Commerce Holdings Bhd	27,664,032	81,113,674
Hong Leong Bank Bhd	5,017,600	9,833,876
Malayan Banking Bhd	25,907,200	59,970,370
Public Bank Bhd	11,264,000	41,370,864
RHB Capital Bhd	3,918,400	6,107,383

		228,387,403
BEVERAGES—0.07%
Guinness Anchor Bhd	375,000	613,426

		613,426
BUILDING MATERIALS—0.55%
Lafarge Malayan Cement Bhd	3,584,060	4,867,242

		4,867,242
COMMERCIAL SERVICES—1.70%
PLUS Expressways Bhd	15,974,400	15,185,541

		15,185,541
DIVERSIFIED FINANCIAL SERVICES—1.45%
Bursa Malaysia Bhd	3,379,200	8,813,037
Hong Leong Credit Bhd	2,551,600	4,016,407
TA Enterprise Bhd	363,000	123,241

		12,952,685
ELECTRIC—4.43%
Tenaga Nasional Bhd	13,824,050	30,080,109
YTL Power International Bhd	13,957,813	9,563,687

		39,643,796

ENGINEERING & CONSTRUCTION—6.21%
Gamuda Bhd	16,998,400	12,853,728
IJM Corp. Bhd	7,570,400	13,435,123
MMC Corp. Bhd	8,109,700	8,910,658
YTL Corp. Bhd	8,806,488	20,385,389

		55,584,898
ENTERTAINMENT—2.60%
Berjaya Sports Toto Bhd	7,884,800	12,532,938
Tanjong PLC	2,150,400	10,752,000

		23,284,938
FOOD—2.22%
PPB Group Bhd	5,632,066	19,816,529

		19,816,529
GAS—1.79%
Petronas Gas Bhd	5,222,400	16,037,926

		16,037,926
HOLDING COMPANIES - DIVERSIFIED—9.23%
Sime Darby Bhd	25,497,625	74,761,555
UEM World Bhd	7,372,800	7,782,400

		82,543,955
IRON & STEEL—0.66%
Parkson Holdings Bhd(a)	3,132,000	5,896,667

		5,896,667
LODGING—8.22%
Genting Bhd	22,298,000	42,324,908
Resorts World Bhd	31,027,200	31,218,726

		73,543,634
MEDIA—0.85%
Astro All Asia Networks PLC	4,096,000	4,500,543
Media Prima Bhd	2,528,200	1,825,922
Star Publications (Malaysia) Bhd	1,163,560	1,256,932

		7,583,397
METAL FABRICATE & HARDWARE—1.66%
KNM Group Bhd	6,936,600	14,879,435

		14,879,435
OIL & GAS—0.74%
Petronas Dagangan Bhd	2,662,400	6,614,913

		6,614,913
OIL & GAS SERVICES—0.06%
Scomi Group Bhd	1,968,800	504,353

		504,353
REAL ESTATE—2.26%
IGB Corp. Bhd	9,523,200	5,143,704
IOI Properties Bhd	7,250	22,377
KLCC Property Holdings Bhd	4,915,200	4,611,793
SP Setia Bhd	8,541,100	10,439,122

		20,216,996
SEMICONDUCTORS—0.09%
Malaysian Pacific Industries Bhd	329,900	799,295

		799,295

TELECOMMUNICATIONS—6.85%
DiGi.Com Bhd	3,174,400	25,963,457
Telekom Malaysia Bhd	10,956,800	10,483,358
TM International Sdn Bhd(a)	10,956,800	24,855,704

		61,302,519
TRANSPORTATION—4.16%
Malaysian Bulk Carriers Bhd	1,383,050	1,758,693
MISC Bhd	11,878,400	34,828,642
Pos Malaysia Bhd	1,027,800	605,894

		37,193,229

TOTAL COMMON STOCKS
(Cost: $585,093,058)		887,556,454

Security	Shares	Value

RIGHTS—0.18%

METAL FABRICATE & HARDWARE—0.18%
KNM Group Bhd(b)	1,726,700	1,572,149

		1,572,149

TOTAL RIGHTS
(Cost: $0)		1,572,149

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.00%

MONEY MARKET FUNDS—0.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.70%(c)(d)	369	369

		369

TOTAL SHORT-TERM INVESTMENTS
(Cost: $369)		369

TOTAL INVESTMENTS IN SECURITIES—99.40%
(Cost: $585,093,427)		889,128,972
Other Assets, Less Liabilities—0.60%		5,399,118

NET ASSETS—100.00%		$894,528,090

(a)	Non-income earning security.
(b)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI MEXICO INDEX FUND

May 31, 2008

Security	Shares	Value

COMMON STOCKS—99.48%

BANKS—0.44%
Banco Compartamos SA de CV	1,874,400	$7,864,248

		7,864,248
BEVERAGES—7.64%
Coca-Cola FEMSA SAB de CV SP ADR	306,154	19,104,010
Fomento Economico Mexicano SAB de CV BD Units(a)	18,911,108	88,783,600
Grupo Continental SAB de CV	340,800	911,921
Grupo Modelo SAB de CV Series C(a)	5,029,200	27,099,394

		135,898,925
BUILDING MATERIALS—11.25%
Cemex SAB de CV Series CPO(b)	70,327,403	200,089,864

		200,089,864
DIVERSIFIED FINANCIAL SERVICES—5.71%
Financiera Independencia SAB de CV	312,400	589,320
Grupo Financiero Banorte SAB de CV Series O(a)	13,947,100	67,664,416
Grupo Financiero Inbursa SA Class O	8,718,800	33,274,321

		101,528,057
ENGINEERING & CONSTRUCTION—4.53%
Carso Infraestructura y Construccion SAB de CV Series B1(a)(b)	9,712,800	9,264,604
Empresas ICA SAB de CV(a)(b)	4,402,974	29,458,226
Grupo Aeroportuario del Centro Norte SAB de CV	539,600	1,350,436
Grupo Aeroportuario del Pacifico SAB de CV Series B(a)	5,084,400	17,972,717
Grupo Aeroportuario del Sureste SA de CV Series B ADR	384,566	19,759,001
Promotora y Operadora de Infraestructura SAB de CV(a)(b)	710,000	2,657,434

		80,462,418
ENVIRONMENTAL CONTROL—0.01%
Promotora Ambiental SAB de CV(a)(b)	56,800	176,109

		176,109
FOOD—2.26%
Alsea SAB de CV(a)(b)	1,505,200	1,973,054
Gruma SAB de CV Class B(b)	268,569	805,941
Grupo Bimbo SAB de CV Series A(a)	5,765,800	37,421,643

		40,200,638
FOREST PRODUCTS & PAPER—1.75%
Kimberly-Clark de Mexico SAB de CV Series A(a)	6,645,600	31,180,381

		31,180,381

HOLDING COMPANIES - DIVERSIFIED—4.30%
Alfa SAB de CV Series A(a)	3,692,100	27,055,875
Grupo Carso SA de CV Series A1(a)	11,190,530	49,430,163
Grupo Kuo SAB de CV Class B(b)	5,100	4,440

		76,490,478
HOME BUILDERS—3.85%
Consorcio ARA SAB de CV(a)	7,412,400	8,224,845
Corporacion Geo SAB de CV Series B(a)(b)	4,090,200	15,855,114
Desarrolladora Homex SAB de CV(a)(b)	1,988,930	23,108,300
Sare Holding SAB de CV Class B(b)	353,200	526,195
Urbi Desarrollos Urbanos SA de CV(a)(b)	5,425,700	20,732,819

		68,447,273
HOUSEWARES—0.05%
Vitro SAB de CV Series A	511,200	922,306

		922,306
IRON & STEEL—0.17%
Cia Minera Autlan SAB de CV	340,800	2,965,557
Grupo Industrial Saltillo SAB de CV	25,500	41,443

		3,007,000
MACHINERY—0.16%
Industrias CH SA de CV Class B(b)	568,000	2,907,312

		2,907,312
MEDIA—5.66%
Grupo Televisa SA Series CPO(a)	17,808,899	92,739,966
Megacable Holdings SAB de CV(b)	1,022,400	3,270,849
TV Azteca SAB de CV Series CPO	7,014,800	4,695,987

		100,706,802
MINING—6.62%
Grupo Mexico SA de CV Series B(a)	11,502,000	86,011,860
Industrias Penoles SAB de CV(a)	1,079,400	31,792,021

		117,803,881
RETAIL—7.54%
Controladora Comercial Mexicana SA de CV BC Units(a)	5,795,300	18,069,316
Grupo Elektra SA de CV(a)	638,830	25,201,556
Grupo Famsa SAB de CV Class A(a)(b)	880,400	3,905,034
Wal-Mart de Mexico SAB de CV Series V(a)	19,681,200	86,858,503

		134,034,409
TELECOMMUNICATIONS—37.54%
America Movil SAB de CV Series L(a)	142,795,240	425,332,828
Axtel SAB de CV Series CPO(b)	5,935,600	11,725,351
Carso Global Telecom SAB de CV Class A1(a)(b)	11,928,831	70,889,822
Grupo Iusacell SA de CV(b)	572,800	6,538,132
Maxcom Telecomunicaciones SAB de CV(b)	178,600	373,372
Telefonos de Mexico SAB de CV Series L(a)	74,294,400	152,800,517

		667,660,022

TOTAL COMMON STOCKS
(Cost: $1,765,305,767)		1,769,380,123

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.73%

MONEY MARKET FUNDS—3.73%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.70%(c)(d)	603,539	603,539
BGI Cash Premier Fund LLC
2.74%(c)(d)(e)	65,766,643	65,766,643

		66,370,182

TOTAL SHORT-TERM INVESTMENTS
(Cost: $66,370,182)		66,370,182

TOTAL INVESTMENTS IN SECURITIES—103.21%
(Cost: $1,831,675,949)		1,835,750,305
Other Assets, Less Liabilities—(3.21)%		(57,166,513)

NET ASSETS—100.00%		$1,778,583,792

ADR - American Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI NETHERLANDS INDEX FUND

May 31, 2008

Security	Shares	Value

COMMON STOCKS—99.52%

BANKS—0.74%
SNS REAAL NV	90,407	$2,077,951

		2,077,951
BEVERAGES—4.78%
Heineken Holding NV	72,131	3,727,165
Heineken NV	164,776	9,671,769

		13,398,934
BIOTECHNOLOGY—0.28%
Crucell NV(a)	40,596	774,092

		774,092
BUILDING MATERIALS—0.21%
Wavin NV	49,322	595,562

		595,562
CHEMICALS—7.14%
Akzo Nobel NV	160,356	13,559,040
Koninklijke DSM NV	105,440	6,457,684

		20,016,724
COMMERCIAL SERVICES—1.37%
Brunel International NV	4,888	125,717
Randstad Holding NV(b)	66,625	2,901,151
USG People NV	35,810	817,506

		3,844,374
DISTRIBUTION & WHOLESALE—0.52%
Corporate Express NV	109,893	1,446,500

		1,446,500
DIVERSIFIED FINANCIAL SERVICES—0.26%
BinckBank NV	37,415	517,489
KAS Bank NV	4,460	203,080

		720,569
ELECTRICAL COMPONENTS & EQUIPMENT—0.35%
Draka Holding NV	10,160	392,045
InnoConcepts NV	8,229	144,508
TKH Group NV	16,457	440,146

		976,699
ELECTRONICS—10.35%
Koninklijke Philips Electronics NV	756,969	29,032,754

		29,032,754
ENGINEERING & CONSTRUCTION—1.64%
Arcadis NV	27,845	667,262
Koninklijke BAM Groep NV	73,706	1,716,997
Koninklijke Boskalis Westminster NV	36,590	2,217,076

		4,601,335

FOOD—18.97%
CSM NV	39,708	1,512,468
Koninklijke Ahold NV	824,342	12,317,475
Koninklijke Wessanen NV	54,836	725,204
Nutreco Holding NV	19,451	1,412,244
Sligro Food Group NV	11,108	486,799
Super de Boer NV(a)	41,213	274,121
Unilever NV	1,117,053	36,463,760

		53,192,071
HOLDING COMPANIES - DIVERSIFIED—0.71%
Eriks Group NV	6,426	450,883
Imtech NV	35,670	1,000,011
Kendrion NV	4,928	132,643
Ordina NV	23,000	397,821

		1,981,358
INSURANCE—22.41%
Aegon NV	872,769	13,313,703
ING Groep NV	1,298,700	49,527,726

		62,841,429
INVESTMENT COMPANIES—0.12%
Kardan NV	20,763	330,411

		330,411
MANUFACTURING—0.67%
Aalberts Industries NV	61,370	1,344,746
Koninklijke Ten Cate NV	14,958	536,506

		1,881,252
MEDIA—5.48%
Reed Elsevier NV	467,153	8,704,490
Telegraaf Media Groep NV	17,217	601,209
Wolters Kluwer NV	215,703	6,074,064

		15,379,763
METAL FABRICATE & HARDWARE—0.46%
Advanced Metallurgical Group NV(a)(b)	13,538	1,304,401

		1,304,401
OFFICE & BUSINESS EQUIPMENT—0.32%
Oce NV	64,085	902,297

		902,297
OIL & GAS SERVICES—2.71%
Fugro NV CVA	40,771	3,586,819
SBM Offshore NV	101,359	4,019,833

		7,606,652
PHARMACEUTICALS—0.31%
OPG Groep NV	35,664	870,151

		870,151
REAL ESTATE—0.06%
NR Nordic and Russia Properties Ltd.	149,197	169,258

		169,258

REAL ESTATE INVESTMENT TRUSTS—2.58%
Corio NV	36,064	3,161,513
Eurocommercial Properties NV	12,540	695,714
VastNed Offices/Industrial NV	10,928	333,709
VastNed Retail NV	9,506	865,538
Wereldhave NV	18,694	2,179,146

		7,235,620
RETAIL—0.14%
Beter Bed Holding NV	8,503	175,747
Macintosh Retail Group NV	8,501	223,266

		399,013
SEMICONDUCTORS—3.37%
ASM International NV(b)	29,307	744,653
ASML Holding NV	291,593	8,714,076

		9,458,729
SOFTWARE—0.72%
Exact Holding NV	5,462	193,447
TomTom NV(a)	42,056	1,560,728
Unit 4 Agresso NV	9,668	261,728

		2,015,903
TELECOMMUNICATIONS—8.07%
Koninklijke KPN NV	1,245,601	22,647,997

		22,647,997
TEXTILES—0.06%
Gamma Holding NV	2,530	172,211

		172,211
TRANSPORTATION—4.72%
Royal Vopak NV	17,473	1,271,346
Smit Internationale NV	7,829	874,783
TNT NV	276,798	11,093,773

		13,239,902

TOTAL COMMON STOCKS
(Cost: $273,238,985)		279,113,912

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.72%

MONEY MARKET FUNDS—0.72%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.70%(c)(d)	96,735	96,735
BGI Cash Premier Fund LLC
2.74%(c)(d)(e)	1,922,809	1,922,809

		2,019,544

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,019,544)		2,019,544

TOTAL INVESTMENTS IN SECURITIES—100.24%
(Cost: $275,258,529)		281,133,456
Other Assets, Less Liabilities—(0.24)%		(675,591)

NET ASSETS—100.00%		$280,457,865

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

May 31, 2008

Security	Shares	Value

COMMON STOCKS—99.41%

AUSTRALIA—65.36%
AGL Energy Ltd.	1,318,928	$18,121,035
Alumina Ltd.	3,264,272	17,677,978
Amcor Ltd.	2,547,824	14,793,967
AMP Ltd.	5,580,352	39,053,106
Aristocrat Leisure Ltd.(a)	1,047,744	7,442,338
Asciano Group	1,642,880	6,813,857
ASX Ltd.	519,248	17,020,747
Australia and New Zealand Banking Group Ltd.	5,547,712	114,675,623
AXA Asia Pacific Holdings Ltd.	2,505,664	12,614,054
Babcock & Brown Ltd.(a)	697,952	8,291,661
Bendigo and Adelaide Bank Ltd.	779,008	10,487,562
BHP Billiton Ltd.	9,888,027	410,106,661
Billabong International Ltd.	515,984	5,942,937
BlueScope Steel Ltd.	2,202,928	23,839,332
Boart Longyear Group	4,016,080	7,926,302
Boral Ltd.	1,825,120	10,493,169
Brambles Ltd.	4,188,528	32,747,127
Caltex Australia Ltd.	434,384	6,191,743
CFS Retail Property Trust(a)	4,323,984	8,575,221
Coca-Cola Amatil Ltd.	1,611,328	12,428,834
Cochlear Ltd.	165,376	8,544,557
Commonwealth Bank of Australia	3,913,264	157,900,218
Computershare Ltd.	1,431,808	13,023,601
Crown Ltd.	1,383,312	13,888,215
CSL Ltd.	1,632,544	61,950,653
CSR Ltd.	2,740,944	7,630,991
Dexus Property Group	8,678,976	13,074,452
Fortescue Metals Group Ltd.(b)	3,792,024	38,505,131
Foster’s Group Ltd.	5,810,192	30,468,502
Goodman Fielder Ltd.	3,730,480	6,224,446
Goodman Group(a)	4,329,424	16,511,557
GPT Group	6,232,336	17,113,596
Harvey Norman Holdings Ltd.	1,702,448	5,989,605
Incitec Pivot Ltd.	149,328	24,773,560
Insurance Australia Group Ltd.	5,452,784	20,899,807
James Hardie Industries NV	1,434,256	7,452,828
John Fairfax Holdings Ltd.	3,587,680	11,835,530
Leighton Holdings Ltd.(a)	416,704	21,176,433
Lend Lease Corp. Ltd.	1,074,128	12,463,630
Lion Nathan Ltd.	813,824	7,495,585
Macquarie Airports	1,985,328	5,489,442
Macquarie Group Ltd.(a)	808,928	42,034,346
Macquarie Infrastructure Group	7,471,840	21,372,078
Macquarie Office Trust	6,066,862	5,553,072
Metcash Ltd.	2,244,964	8,797,294
Mirvac Group	3,091,552	9,697,736

National Australia Bank Ltd.	4,828,544	144,144,204
Newcrest Mining Ltd.	1,350,332	40,993,174
OneSteel Ltd.	2,274,736	15,659,076
Orica Ltd.	935,680	27,031,360
Origin Energy Ltd.	2,568,768	38,207,393
Oxiana Ltd.(a)	4,116,448	12,127,717
Paladin Energy Ltd.(a)(b)	1,628,736	9,069,043
Perpetual Ltd.(a)	106,624	5,235,524
Qantas Airways Ltd.(a)	2,883,744	9,540,785
QBE Insurance Group Ltd.	2,626,704	61,208,292
Rio Tinto Ltd.(a)	841,912	110,775,497
Santos Ltd.	1,730,736	34,785,589
Sims Group Ltd.	449,888	16,128,359
Sonic Healthcare Ltd.	943,024	12,947,418
St. George Bank Ltd.(a)	1,478,592	48,242,108
Stockland Corp. Ltd.	4,299,776	25,868,611
Suncorp-Metway Ltd.	2,749,376	37,826,694
Tabcorp Holdings Ltd.	1,515,040	16,236,347
Tatts Group Ltd.	3,168,528	7,915,106
Telstra Corp. Ltd.	8,576,432	38,841,696
Telstra Corp. Ltd. New(b)	4,210,514	19,068,944
Toll Holdings Ltd.	1,698,096	12,207,634
Transurban Group(a)	3,224,288	17,492,183
Wesfarmers Ltd.	1,866,727	67,455,590
Wesfarmers Ltd. Partially Protected Shares	435,200	16,058,234
Westfield Group	5,203,088	84,632,686
Westpac Banking Corp.	5,536,016	122,720,811
Woodside Petroleum Ltd.	1,429,904	88,617,228
Woolworths Ltd.	3,605,632	95,295,534
WorleyParsons Ltd.	450,976	16,038,368
Zinifex Ltd.	1,453,024	13,161,164

		2,640,642,488
HONG KONG—21.70%
ASM Pacific Technology Ltd.(a)	680,000	5,380,780
Bank of East Asia Ltd.(a)	4,352,000	26,489,998
BOC Hong Kong (Holdings) Ltd.	11,288,000	28,843,077
Cathay Pacific Airways Ltd.(a)	4,080,000	8,574,394
Cheung Kong (Holdings) Ltd.	4,080,000	62,687,187
Cheung Kong Infrastructure Holdings Ltd.(a)	1,360,000	5,498,417
Chinese Estates Holdings Ltd.	2,720,000	4,586,952
CITIC International Financial Holdings Ltd.(b)	6,800,000	5,097,582
CLP Holdings Ltd.	5,848,000	52,831,862
Esprit Holdings Ltd.	3,128,000	36,556,198
Genting International PLC(a)(b)	8,976,000	4,014,929
Hang Lung Development Co. Ltd.	2,448,000	12,610,633
Hang Lung Properties Ltd.	6,256,736	23,812,430
Hang Seng Bank Ltd.	2,257,600	45,738,119
Henderson Land Development Co. Ltd.	2,992,056	20,800,266
Hong Kong Aircraft Engineering Co. Ltd.	78,000	1,293,386
Hong Kong and China Gas Co. Ltd. (The)(a)	11,994,661	29,542,061
Hong Kong Exchanges and Clearing Ltd.	3,022,500	51,900,381
Hongkong Electric Holdings Ltd.(a)	4,216,000	25,446,083
Hopewell Holdings Ltd.(a)	1,904,000	8,063,765
Hutchison Telecommunications International Ltd.	5,984,000	8,741,700
Hutchison Whampoa Ltd.	6,559,000	70,896,069
Hysan Development Co. Ltd.	1,904,000	5,428,707
Kerry Properties Ltd.	1,904,000	13,016,697
Kingboard Chemical Holdings Co. Ltd.	1,904,000	8,807,924

Li & Fung Ltd.	6,529,600	24,683,573
Lifestyle International Holdings Ltd.	1,904,000	3,630,524
Link REIT(The)	6,528,000	16,362,454
Mongolia Energy Corp. Ltd.(b)	9,520,000	21,592,834
MTR Corp. Ltd.(a)	4,352,000	14,667,094
New World Development Co. Ltd.	7,344,941	18,447,767
Noble Group Ltd.(a)	4,405,400	8,075,894
NWS Holdings Ltd.	2,448,000	7,858,119
Orient Overseas International Ltd.	615,000	4,145,341
Pacific Basin Shipping Ltd.	4,624,000	8,011,133
PCCW Ltd.	14,144,845	8,881,651
Shangri-La Asia Ltd.(a)	3,808,000	12,833,707
Shun Tak Holdings Ltd.	3,264,000	3,814,560
Sino Land Co. Ltd.	4,896,000	12,472,607
Sun Hung Kai Properties Ltd.	4,080,000	65,562,746
Swire Pacific Ltd. Class A	2,584,000	29,486,679
Television Broadcasts Ltd.	1,088,000	7,222,010
Wharf Holdings Ltd. (The)	4,080,000	20,390,328
Wheelock and Co. Ltd.	2,448,000	7,701,270
Wing Hang Bank Ltd.	544,000	8,253,726
Yue Yuen Industrial Holdings Ltd.(a)	2,139,000	6,139,857

		876,893,471
NEW ZEALAND—0.99%
Auckland International Airport Ltd.	2,913,392	4,950,490
Contact Energy Ltd.	775,200	5,754,553
Fletcher Building Ltd.	1,437,792	9,006,904
Sky City Entertainment Group Ltd.	1,274,849	3,743,515
Telecom Corp. of New Zealand Ltd.	5,318,416	16,741,634

		40,197,096
SINGAPORE—11.36%
Ascendas Real Estate Investment Trust	2,993,000	5,376,975
CapitaCommercial Trust	2,720,000	4,487,626
CapitaLand Ltd.	5,168,000	24,821,558
CapitaMall Trust Management Ltd.	3,264,622	7,923,666
City Developments Ltd.	1,375,000	11,473,877
ComfortDelGro Corp. Ltd.	5,712,000	6,743,406
COSCO Corp. (Singapore) Ltd.	2,721,104	6,823,960
DBS Group Holdings Ltd.	3,264,000	46,671,311
Fraser and Neave Ltd.	2,720,150	9,833,429
Golden Agri-Resources Ltd.	14,688,000	11,631,927
Jardine Cycle & Carriage Ltd.	378,000	4,540,158
Keppel Corp. Ltd.	3,536,000	31,425,349
Keppel Land Ltd.(a)	1,089,000	4,256,183
Neptune Orient Lines Ltd.(a)	1,385,000	4,123,263
Olam International Ltd.	3,716,600	8,530,125
Oversea-Chinese Banking Corp.	7,616,600	48,422,308
Parkway Holdings Ltd.(a)	2,651,968	5,522,705
SembCorp Industries Ltd.	2,992,240	10,487,925
SembCorp Marine Ltd.	2,502,200	8,458,399
Singapore Airlines Ltd.(a)	1,632,800	19,060,807
Singapore Exchange Ltd.	2,448,000	14,432,206
Singapore Press Holdings Ltd.	4,624,517	14,513,608
Singapore Technologies Engineering Ltd.	3,808,000	8,879,516
Singapore Telecommunications Ltd.	23,664,328	66,112,623
United Overseas Bank Ltd.	3,536,000	52,323,725
UOL Group Ltd.	1,360,000	3,889,276
Venture Corp. Ltd.(a)	816,695	6,000,575
Wilmar International Ltd.	2,448,000	9,980,480

Yanlord Land Group Ltd.(a)	1,360,000	2,154,061

		458,901,027

TOTAL COMMON STOCKS
(Cost: $2,891,564,187)		4,016,634,082

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.30%

MONEY MARKET FUNDS—4.30%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.70%(c)(d)	1,129,140	1,129,140
BGI Cash Premier Fund LLC
2.74%(c)(d)(e)	172,717,981	172,717,981

		173,847,121

TOTAL SHORT-TERM INVESTMENTS
(Cost: $173,847,121)		173,847,121

TOTAL INVESTMENTS IN SECURITIES—103.71%
(Cost: $3,065,411,308)		4,190,481,203
Other Assets, Less Liabilities—(3.71)%		(150,063,663)

NET ASSETS—100.00%		$4,040,417,540

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE INDEX FUND

May 31, 2008

Security	Shares	Value

COMMON STOCKS—99.74%

AGRICULTURE—4.64%
Golden Agri-Resources Ltd.	60,544,000	$47,946,853
Wilmar International Ltd.	9,632,000	39,269,602

		87,216,455
AIRLINES—3.88%
Singapore Airlines Ltd.	6,244,467	72,895,996

		72,895,996
BANKS—31.69%
DBS Group Holdings Ltd.	13,110,000	187,457,379
Oversea-Chinese Banking Corp.	28,896,000	183,705,459
United Overseas Bank Ltd.	15,141,000	224,047,942

		595,210,780
BEVERAGES—2.65%
Fraser and Neave Ltd.	13,760,000	49,742,842

		49,742,842
DISTRIBUTION & WHOLESALE—0.98%
Jardine Cycle & Carriage Ltd.	1,526,000	18,328,785

		18,328,785
DIVERSIFIED FINANCIAL SERVICES—3.06%
Singapore Exchange Ltd.	9,731,000	57,369,195

		57,369,195
ELECTRONICS—1.08%
Venture Corp. Ltd.	2,752,522	20,223,846

		20,223,846
ENGINEERING & CONSTRUCTION—4.53%
SembCorp Industries Ltd.	12,384,000	43,406,431
Singapore Technologies Engineering Ltd.	17,888,000	41,711,340

		85,117,771
FOOD—1.68%
Olam International Ltd.(a)	13,763,000	31,588,040

		31,588,040
HEALTH CARE - SERVICES—1.22%
Parkway Holdings Ltd.(a)	11,008,533	22,925,194

		22,925,194
HOLDING COMPANIES - DIVERSIFIED—6.70%
Keppel Corp. Ltd.	10,184,000	90,507,850
Noble Group Ltd.(a)	19,264,000	35,314,390

		125,822,240

MEDIA—3.22%
Singapore Press Holdings Ltd.	19,264,000	60,458,236

		60,458,236
REAL ESTATE—10.60%
CapitaLand Ltd.	19,264,000	92,523,703
City Developments Ltd.	5,504,000	45,928,887
Genting International PLC(a)(b)	34,403,000	15,388,326
Keppel Land Ltd.(a)	4,307,000	16,833,225
UOL Group Ltd.	6,880,000	19,675,160
Yanlord Land Group Ltd.(a)	5,504,000	8,717,610

		199,066,911
REAL ESTATE INVESTMENT TRUSTS—3.93%
Ascendas Real Estate Investment Trust(a)	12,384,000	22,248,066
CapitaCommercial Trust(a)	11,008,000	18,161,687
CapitaMall Trust Management Ltd.	13,760,000	33,397,323

		73,807,076
SHIPBUILDING—1.73%
SembCorp Marine Ltd.	9,632,000	32,559,868

		32,559,868
TELECOMMUNICATIONS—14.12%
Singapore Telecommunications Ltd.	94,944,568	265,253,019

		265,253,019
TRANSPORTATION—4.03%
ComfortDelGro Corp. Ltd.	23,392,000	27,615,853
COSCO Corp. (Singapore) Ltd.	11,008,000	27,605,764
Neptune Orient Lines Ltd.(a)	6,887,000	20,503,186

		75,724,803

TOTAL COMMON STOCKS
(Cost: $1,740,801,170)		1,873,311,057

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.16%

MONEY MARKET FUNDS—4.16%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.70%(c)(d)	284,302	284,302
BGI Cash Premier Fund LLC
2.74%(c)(d)(e)	77,792,234	77,792,234

		78,076,536

TOTAL SHORT-TERM INVESTMENTS
(Cost: $78,076,536)		78,076,536

TOTAL INVESTMENTS IN SECURITIES—103.90%
(Cost: $1,818,877,706)		1,951,387,593
Other Assets, Less Liabilities—(3.90)%		(73,230,063)

NET ASSETS—100.00%		$1,878,157,530

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

May 31, 2008

Security	Shares	Value

COMMON STOCKS—99.76%

BANKS—9.84%
Absa Group Ltd.	808,500	$9,050,788
FirstRand Ltd.	7,461,700	14,361,353
Nedbank Group Ltd.	547,400	7,140,608
Standard Bank Group Ltd.	3,027,300	32,937,963

		63,490,712
BUILDING MATERIALS—1.02%
Pretoria Portland Cement Co. Ltd.	1,423,200	6,605,754

		6,605,754
DIVERSIFIED FINANCIAL SERVICES—2.45%
African Bank Investments Ltd.	1,993,900	6,396,019
Investec Ltd.	496,300	3,447,877
RMB Holdings Ltd.	1,920,700	5,965,055

		15,808,951
ELECTRONICS—0.53%
Reunert Ltd.	467,700	3,398,604

		3,398,604
ENGINEERING & CONSTRUCTION—2.60%
Aveng Ltd.	901,100	7,698,281
Murray & Roberts Holdings Ltd.	791,000	9,113,798

		16,812,079
FOOD—2.45%
Shoprite Holdings Ltd.	1,151,300	6,331,084
SPAR Group Ltd. (The)	90,065	613,196
Tiger Brands Ltd.	433,700	8,903,807

		15,848,087
FOREST PRODUCTS & PAPER—1.26%
Sappi Ltd.	572,800	8,163,412

		8,163,412
HEALTH CARE - PRODUCTS—0.45%
Aspen Pharmacare Holdings Ltd.(a)	672,800	2,891,111

		2,891,111
HEALTH CARE - SERVICES—0.50%
Network Healthcare Holdings Ltd.(a)	2,949,900	3,209,583

		3,209,583
HOLDING COMPANIES - DIVERSIFIED—7.72%
Barloworld Ltd.	541,600	7,303,213
Bidvest Group Ltd.	687,900	9,659,683

Imperial Holdings Ltd.(a)	440,300	3,055,377
Remgro Ltd.	1,082,900	29,774,734

		49,793,007
HOME FURNISHINGS—1.14%
Steinhoff International Holdings Ltd.	2,858,900	7,336,607

		7,336,607
INSURANCE—2.88%
Liberty Group Ltd.(a)	306,000	2,931,933
Metropolitan Holdings Ltd.	631,140	1,020,547
Sanlam Ltd.	5,794,800	14,643,200

		18,595,680
IRON & STEEL—4.14%
ArcelorMittal South Africa Ltd.	531,200	17,387,547
Kumba Iron Ore Ltd.	209,900	9,343,699

		26,731,246
MEDIA—3.71%
Naspers Ltd.	1,029,400	23,923,393

		23,923,393
MINING—26.02%
African Rainbow Minerals Ltd.	306,800	12,029,537
Anglo Platinum Ltd.	188,000	32,614,990
AngloGold Ashanti Ltd.	588,300	22,068,038
Exxaro Resources Ltd.	327,200	6,747,363
Gold Fields Ltd.	1,641,400	21,007,358
Harmony Gold Mining Co. Ltd.(a)	901,100	10,677,309
Impala Platinum Holdings Ltd.	1,421,500	60,490,035
Northam Platinum Ltd.	251,977	2,257,604

		167,892,234
OIL & GAS—15.23%
Sasol Ltd.	1,586,600	98,258,208

		98,258,208
PACKAGING & CONTAINERS—0.09%
Nampak Ltd.	338,709	607,558

		607,558
RETAIL—2.53%
Foschini Ltd.	573,000	2,550,034
Massmart Holdings Ltd.	532,600	4,880,647
Pick’n Pay Stores Ltd.	602,600	2,341,711
Truworths International Ltd.	1,137,700	3,412,661
Woolworths Holdings Ltd.	2,142,300	3,169,560

		16,354,613
TELECOMMUNICATIONS—15.12%
MTN Group Ltd.	4,197,200	83,634,608
Telkom South Africa Ltd.	776,000	13,919,465

		97,554,073
TRANSPORTATION—0.08%
Grindrod Ltd.	144,783	502,347

		502,347

TOTAL COMMON STOCKS
(Cost: $648,475,284)		643,777,259

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.01%

MONEY MARKET FUNDS—0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.70%(b)(c)	68,257	68,257

		68,257

TOTAL SHORT-TERM INVESTMENTS
(Cost: $68,257)		68,257

TOTAL INVESTMENTS IN SECURITIES—99.77%
(Cost: $648,543,541)		643,845,516
Other Assets, Less Liabilities—0.23%		1,465,182

NET ASSETS—100.00%		$645,310,698

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH KOREA INDEX FUND

May 31, 2008

Security	Shares	Value

COMMON STOCKS—97.01%

AGRICULTURE—2.02%
KT&G Corp.	665,686	$57,776,155

		57,776,155
AIRLINES—0.38%
Korean Air Co. Ltd.	212,742	10,843,119

		10,843,119
APPAREL—0.00%
LG Fashion Corp.(a)	4	115

		115
AUTO MANUFACTURERS—3.06%
Hyundai Motor Co. Ltd.(a)	908,980	74,126,809
Kia Motors Corp.(a)(b)	1,131,390	13,400,280

		87,527,089
AUTO PARTS & EQUIPMENT—1.32%
Hankook Tire Co. Ltd.(a)	541,520	7,780,686
Hyundai Mobis	338,456	30,163,837

		37,944,523
BANKS—6.56%
Daegu Bank	744,590	10,987,591
Industrial Bank of Korea	1,083,040	19,504,288
Kookmin Bank	2,001,699	124,177,046
Korea Exchange Bank	1,527,860	22,768,459
Pusan Bank	725,250	10,526,176

		187,963,560
BEVERAGES—0.27%
Hite Brewery Co. Ltd.	67,690	7,622,970

		7,622,970
CHEMICALS—3.08%
DC Chemical Co. Ltd.(a)	71,690	27,352,235
Hanwha Chemical Corp.(a)	319,110	3,857,016
Honam Petrochemical Corp.(a)	87,030	7,452,110
KCC Corp.(a)	29,010	14,067,759
Korea Zinc Co. Ltd.(a)	48,350	6,172,540
LG Chem Ltd.	309,445	29,410,869

		88,312,529
COSMETICS & PERSONAL CARE—0.41%
AmorePacific Corp.(a)	19,340	11,659,764

		11,659,764
DISTRIBUTION & WHOLESALE—3.28%
Daewoo International Corp.(a)	280,430	12,305,651
Hanwha Corp.	270,760	10,987,591

Hyosung Corp.(a)	135,385	10,357,107
LG International Corp.(a)	5	98
Samsung C&T Corp.(a)	783,270	52,240,813
SK Networks Co. Ltd.(a)(b)	435,150	8,005,526

		93,896,786
DIVERSIFIED FINANCIAL SERVICES—9.03%
Daewoo Securities Co. Ltd.(a)	732,970	15,334,696
Hana Financial Group Inc.	751,351	31,365,558
Hyundai Securities Co. Ltd.(a)	812,287	10,764,252
Korea Investment Holdings Co. Ltd.	232,085	10,646,101
Mirae Asset Securities Co. Ltd.(a)	125,714	14,889,673
Samsung Card Co. Ltd.	212,745	10,905,234
Samsung Securities Co.(a)	299,770	21,506,726
Shinhan Financial Group Ltd.	2,001,690	100,079,642
Tong Yang Investment Bank(a)	415,815	5,792,870
Woori Finance Holdings Co. Ltd.	1,402,900	26,354,172
Woori Investment & Securities Co. Ltd.(a)	512,510	10,871,651

		258,510,575
ELECTRIC—1.73%
Korea Electric Power Corp.(a)	1,527,860	49,467,629

		49,467,629
ELECTRICAL COMPONENTS & EQUIPMENT—3.28%
LG Electronics Inc.	560,866	77,864,024
LS Cable Ltd.	106,370	10,078,843
Taihan Electric Wire Co. Ltd.(a)	135,380	5,980,088

		93,922,955
ELECTRONICS—2.74%
LG Display Co. Ltd.(a)	1,042,360	46,043,765
Samsung Electro-Mechanics Co. Ltd.(a)	357,790	16,672,899
Samsung SDI Co. Ltd.(a)(b)	203,070	15,712,518

		78,429,182
ENGINEERING & CONSTRUCTION—4.93%
Daelim Industrial Co. Ltd.(a)	164,390	19,709,883
Daewoo Engineering & Construction Co. Ltd.(a)	1,054,984	18,435,719
Doosan Heavy Industries & Construction Co. Ltd.(a)	183,730	21,850,323
GS Engineering & Construction Corp.(a)	193,400	24,314,645
Hanjin Heavy Industries & Construction Co. Ltd.	183,746	9,400,917
Hyundai Engineering & Construction Co. Inc.(a)	298,318	25,457,164
Kumho Industrial Co. Ltd.(a)	135,380	4,258,349
Samsung Engineering Co. Ltd.	193,400	17,818,222

		141,245,222
ENVIRONMENTAL CONTROL—0.30%
Woongjin Coway Co. Ltd.(a)	290,100	8,533,596

		8,533,596
FOOD—0.53%
CJ CheilJedang Corp.(b)	43,515	11,258,431
Lotte Confectionery Co. Ltd.(a)	3,500	3,941,556

		15,199,987
GAS—0.36%
Korea Gas Corp.	135,380	10,369,868

		10,369,868

HOLDING COMPANIES - DIVERSIFIED—1.96%
GS Holdings Corp.	289,240	13,478,491
LG Corp.	544,871	42,582,511

		56,061,002
HOME BUILDERS—0.76%
Hyundai Development Co.(a)	357,797	21,848,873

		21,848,873
HOUSEHOLD PRODUCTS & WARES—0.42%
LG Household & Health Care Ltd.(a)	58,020	12,166,710

		12,166,710
INSURANCE—1.98%
Dongbu Insurance Co. Ltd.	212,740	8,705,394
Korean Reinsurance Co.(a)	5,078	53,735
Samsung Fire & Marine Insurance Co. Ltd.	221,635	48,090,309

		56,849,438
INTERNET—1.81%
LG Dacom Corp.	241,750	4,928,644
NHN Corp.(b)	227,245	47,013,164

		51,941,808
IRON & STEEL—8.22%
Dongkuk Steel Mill Co. Ltd.(a)	212,741	9,676,148
Hyundai Steel Co.	327,725	26,312,177
POSCO	367,460	199,417,640

		235,405,965
LODGING—0.53%
Kangwon Land Inc.(a)	638,222	15,118,311

		15,118,311
MACHINERY—0.51%
Doosan Infracore Co. Ltd.(a)	444,820	14,596,297

		14,596,297
MANUFACTURING—0.90%
Cheil Industries Inc.	270,760	13,984,207
Doosan Corp.(a)(b)	58,020	11,941,401

		25,925,608
MINING—0.00%
Poongsan Corp.(a)	8	132

		132
MULTIPLE UTILITIES—0.45%
KT Freetel Co. Ltd.(b)	454,490	12,795,699

		12,795,699
OIL & GAS—3.38%
SK Corp.(a)	212,744	33,459,082
SK Energy Co. Ltd.	353,322	43,905,845
S-Oil Corp.	270,760	19,425,430

		96,790,357
RETAIL—2.74%
Hyundai Department Store Co. Ltd.	87,030	8,702,578
Lotte Shopping Co. Ltd.	57,405	19,338,416
Shinsegae Co. Ltd.	87,030	50,525,644

		78,566,638

SEMICONDUCTORS--19.15%
Hynix Semiconductor Inc.(a)(b)	1,875,040	56,430,503
Samsung Electronics Co. Ltd.	657,560	473,037,192
Samsung Techwin Co. Ltd.(a)	319,110	18,866,850

		548,334,545
SHIPBUILDING—6.43%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	570,530	25,921,852
Hyundai Heavy Industries Co. Ltd.(a)	251,420	91,531,965
Hyundai Mipo Dockyard Co. Ltd.(a)	67,690	15,837,377
Samsung Heavy Industries Co. Ltd.	957,330	39,824,854
STX Shipbuilding Co. Ltd.(a)	280,430	11,053,306

		184,169,354
TELECOMMUNICATIONS—3.11%
KT Corp.	559,641	25,073,960
KT Corp. SP ADR	483,500	10,931,935
LG Telecom Ltd.	809,433	7,040,939
SK Telecom Co. Ltd.	123,100	24,320,033
SK Telecom Co. Ltd. ADR	957,366	21,751,356

		89,118,223
TRANSPORTATION—1.38%
Hanjin Shipping Co. Ltd.(a)	355,460	16,201,978
Korea Line Corp.(a)	38,700	7,664,482
STX Pan Ocean Co. Ltd.(a)	6,092,100	15,584,373

		39,450,833

TOTAL COMMON STOCKS
(Cost: $1,893,480,433)		2,778,365,417

Security	Shares	Value

PREFERRED STOCKS—2.75%

AUTO MANUFACTURERS—0.27%
Hyundai Motor Co. Ltd.	222,410	7,816,360

		7,816,360
ELECTRICAL COMPONENTS & EQUIPMENT—0.24%
LG Electronics Inc.	104,336	6,827,092

		6,827,092
SEMICONDUCTORS—2.24%
Samsung Electronics Co. Ltd.	125,710	64,194,418

		64,194,418

TOTAL PREFERRED STOCKS
(Cost: $71,024,488)		78,837,870

Security	Shares	Value

RIGHTS—0.01%

DIVERSIFIED FINANCIAL SERVICES—0.01%
Hanwha Securities Co. Ltd.(c)	102,220	335,424

		335,424

TOTAL RIGHTS
(Cost: $0)		335,424

Security	Shares	Value

SHORT-TERM INVESTMENTS—18.90%

MONEY MARKET FUNDS—18.90%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.70%(d)(e)	4,976,068	4,976,068
BGI Cash Premier Fund LLC
2.74%(d)(e)(f)	536,249,928	536,249,928

		541,225,996

TOTAL SHORT-TERM INVESTMENTS
(Cost: $541,225,996)		541,225,996
TOTAL INVESTMENTS IN SECURITIES—118.67%
(Cost: $2,505,730,917)		3,398,764,707
Other Assets, Less Liabilities—(18.67)%		(534,708,491)

NET ASSETS—100.00%		$2,864,056,216

ADR - American Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SPAIN INDEX FUND

May 31, 2008

Security	Shares	Value

COMMON STOCKS—99.82%

AIRLINES—0.16%
Iberia Lineas Aereas de Espana SA(a)	317,386	$1,040,723

		1,040,723
BANKS—37.36%
Banco Bilbao Vizcaya Argentaria SA	2,962,732	65,978,668
Banco Popular Espanol SA(a)	1,904,117	30,715,386
Banco Sabadell SA(a)	1,245,038	12,576,533
Banco Santander SA	6,294,661	130,983,898
Bankinter SA(a)	424,093	6,155,637

		246,410,122
COMMERCIAL SERVICES—3.52%
Abertis Infraestructuras SA	566,438	18,010,385
Abertis Infraestructuras SA New(b)	32,814	1,043,349
Cintra Concesiones de Infraestructuras de Transporte SA	270,819	4,162,367

		23,216,101
COMPUTERS—1.03%
Indra Sistemas SA	250,348	6,827,886

		6,827,886
DIVERSIFIED FINANCIAL SERVICES—1.64%
Criteria CaixaCorp SA	1,577,484	10,835,581

		10,835,581
ELECTRIC—9.98%
Iberdrola SA	2,145,993	30,948,618
Red Electrica de Espana SA	223,718	15,818,938
Union Fenosa SA	293,103	19,048,873

		65,816,429
ENERGY - ALTERNATE SOURCES—2.07%
Gamesa Corporacion Tecnologica SA	264,197	13,659,842

		13,659,842
ENGINEERING & CONSTRUCTION—7.22%
Acciona SA	53,343	15,149,553
Actividades de Construcciones y Servicios SA	342,707	20,685,555
Fomento de Construcciones y Contratas SA(a)	57,259	3,951,750
Grupo Ferrovial SA(a)	73,461	5,776,601
Sacyr Vallehermoso SA(a)	57,190	2,049,483

		47,612,942
GAS—4.61%
Enagas SA	265,810	8,447,528
Gas Natural SDG SA	379,310	21,939,951

		30,387,479

INSURANCE—2.29%
Mapfre SA	2,788,435	15,080,119

		15,080,119
IRON & STEEL—0.67%
Acerinox SA(a)	166,553	4,405,315

		4,405,315
MACHINERY—0.63%
Zardoya Otis SA(a)	135,926	4,127,547

		4,127,547
MEDIA—0.90%
Gestevision Telecinco SA(a)	220,003	3,418,957
Promotora de Informaciones SA	151,262	2,487,027

		5,905,984
OIL & GAS—4.78%
Repsol YPF SA	763,352	31,555,239

		31,555,239
PHARMACEUTICALS—0.76%
Grifols SA	174,007	4,991,872

		4,991,872
RETAIL—2.38%
Industria de Diseno Textil SA	320,070	15,727,939

		15,727,939
TELECOMMUNICATIONS—19.82%
Telefonica SA	4,559,462	130,729,909

		130,729,909

TOTAL COMMON STOCKS
(Cost: $692,924,904)		658,331,029

Security	Shares	Value

SHORT-TERM INVESTMENTS—9.38%

MONEY MARKET FUNDS—9.38%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.70%(c)(d)	85,493	85,493
BGI Cash Premier Fund LLC
2.74%(c)(d)(e)	61,759,616	61,759,616

		61,845,109

TOTAL SHORT-TERM INVESTMENTS
(Cost: $61,845,109)		61,845,109

TOTAL INVESTMENTS IN SECURITIES—109.20%
(Cost: $754,770,013)		720,176,138
Other Assets, Less Liabilities—(9.20)%		(60,677,660)

NET ASSETS—100.00%		$659,498,478

(a)	All or a portion of this security represents a security on loan. See Note 3.

(b)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SWEDEN INDEX FUND

May 31, 2008

Security	Shares	Value

COMMON STOCKS—100.04%

AGRICULTURE—1.80%
Swedish Match AB	330,287	$7,026,564

		7,026,564
AUTO MANUFACTURERS—2.30%
Scania AB Class B	457,122	9,001,686

		9,001,686
BANKS—20.85%
Nordea Bank AB	2,554,424	41,475,173
Skandinaviska Enskilda Banken AB Class A	576,988	13,067,614
Svenska Handelsbanken AB Class A	572,123	15,910,964
Swedbank AB Class A	448,484	11,072,158

		81,525,909
COMMERCIAL SERVICES—1.25%
Securitas AB Class B	389,976	4,870,682

		4,870,682
ENGINEERING & CONSTRUCTION—2.05%
Skanska AB Class B	468,575	7,998,224

		7,998,224
FOREST PRODUCTS & PAPER—3.46%
Holmen AB Class B	68,451	2,331,115
Svenska Cellulosa AB Class B	698,930	11,202,760

		13,533,875
HAND & MACHINE TOOLS—4.72%
Sandvik AB	1,075,271	18,443,603

		18,443,603
HEALTH CARE - PRODUCTS—1.56%
Getinge AB Class B	224,648	6,097,907

		6,097,907
HOME FURNISHINGS—1.18%
Electrolux AB Class B	319,507	4,602,429

		4,602,429
HOUSEHOLD PRODUCTS & WARES—0.89%
Husqvarna AB Class B(a)	340,091	3,497,218

		3,497,218
INVESTMENT COMPANIES—3.60%
Investor AB Class B	566,342	14,076,144

		14,076,144
IRON & STEEL—2.85%
SSAB Svenskt Stal AB Class A	226,153	7,833,508
SSAB Svenskt Stal AB Class B	106,527	3,326,225

		11,159,733

MACHINERY—11.35%
Atlas Copco AB Class A	843,730	14,928,736
Atlas Copco AB Class B	496,858	8,046,602
Volvo AB Class B	1,353,767	21,416,975

		44,392,313
MANUFACTURING—2.14%
Alfa Laval AB	119,274	8,352,229

		8,352,229
MEDIA—1.15%
Modern Times Group MTG AB Class B	64,498	4,495,027

		4,495,027
METAL FABRICATE & HARDWARE—4.09%
Assa Abloy AB Class B	394,359	6,829,921
SKF AB Class B	488,130	9,144,893

		15,974,814
MINING—1.04%
Boliden AB	361,069	4,073,710

		4,073,710
OIL & GAS—1.08%
Lundin Petroleum AB(b)	274,402	4,238,301

		4,238,301
RETAIL—8.90%
Hennes & Mauritz AB Class B	630,597	34,811,764

		34,811,764
TELECOMMUNICATIONS—23.78%
Millicom International Cellular SA SDR	86,708	10,136,473
Tele2 AB Class B	377,476	8,061,898
Telefonaktiebolaget LM Ericsson AB Class B	18,273,938	49,664,138
TeliaSonera AB	2,764,304	25,088,397

		92,950,906

TOTAL COMMON STOCKS
(Cost: $421,436,913)		391,123,038

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.87%

MONEY MARKET FUNDS—0.87%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.70%(c)(d)	194,005	194,005
BGI Cash Premier Fund LLC
2.74%(c)(d)(e)	3,219,347	3,219,347

		3,413,352

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,413,352)		3,413,352

TOTAL INVESTMENTS IN SECURITIES—100.91%
(Cost: $424,850,265)	394,536,390
Other Assets, Less Liabilities—(0.91)%	(3,569,621)

NET ASSETS—100.00%	$390,966,769

SDR - Swedish Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SWITZERLAND INDEX FUND

May 31, 2008

Security	Shares	Value

COMMON STOCKS—99.46%

BANKS—8.32%
Baloise Holding Registered	16,542	$1,877,848
Banque Cantonale Vaudoise Registered	1,098	394,639
Credit Suisse Group AG Registered	327,306	16,635,510
EFG International AG	39,614	1,480,667
Julius Baer Holding AG Registered	94,577	7,721,865
Vontobel Holding AG Registered	24,412	946,337

		29,056,866
BUILDING MATERIALS—3.14%
Geberit AG Registered	15,270	2,584,098
Holcim Ltd. Registered	89,938	8,393,353

		10,977,451
CHEMICALS—5.98%
Givaudan SA Registered	4,214	4,073,836
Lonza Group AG Registered	21,763	3,007,970
Syngenta AG Registered	45,423	13,804,070

		20,885,876
COMMERCIAL SERVICES—1.90%
Adecco SA Registered	49,842	2,836,187
SGS SA Registered	2,537	3,802,768

		6,638,955
COMPUTERS—0.60%
Logitech International SA Registered(a)	64,766	2,116,402

		2,116,402
DIVERSIFIED FINANCIAL SERVICES—4.57%
UBS AG Registered(a)	664,290	15,959,492

		15,959,492
ENGINEERING & CONSTRUCTION—7.00%
ABB Ltd. Registered(a)	754,479	24,452,413

		24,452,413
FOOD—19.59%
Lindt & Sprungli AG Participation Certificates	591	1,866,762
Nestle SA Registered	135,735	66,584,530

		68,451,292
HAND & MACHINE TOOLS—0.68%
Schindler Holding AG Participation Certificates	23,503	1,893,063
Schindler Holding AG Registered	6,113	489,450

		2,382,513
HEALTH CARE - PRODUCTS—4.24%
Nobel Biocare Holding AG Bearer	86,623	3,407,710
Sonova Holding AG Registered	31,251	2,834,202
Straumann Holding AG Registered	7,251	1,979,754
Synthes Inc.	46,992	6,593,948

		14,815,614

INSURANCE—9.60%
Swiss Life Holding Registered(a)	14,289	4,010,767
Swiss Reinsurance Co. Registered	164,471	12,743,649
Zurich Financial Services AG Registered	57,307	16,771,108

		33,525,524
INVESTMENT COMPANIES—0.68%
Pargesa Holding SA Bearer	19,362	2,385,154

		2,385,154
MANUFACTURING—0.41%
Sulzer AG Registered	10,604	1,421,987

		1,421,987
PHARMACEUTICALS—24.14%
Actelion Ltd. Registered(a)	42,552	2,319,537
Novartis AG Registered	742,402	38,905,489
Roche Holding AG Genusschein	250,591	43,102,372

		84,327,398
RETAIL—5.76%
Compagnie Financiere Richemont SA A Units Bearer	222,887	13,856,435
Swatch Group AG (The) Bearer	15,648	4,369,757
Swatch Group AG (The) Registered	36,101	1,886,685

		20,112,877
SEMICONDUCTORS—0.26%
OC Oerlikon Corp. AG Registered(a)	2,743	925,492

		925,492
TELECOMMUNICATIONS—1.85%
Swisscom AG Registered	18,562	6,467,162

		6,467,162
TRANSPORTATION—0.74%
Kuehne & Nagel International AG Registered	24,210	2,583,790

		2,583,790

TOTAL COMMON STOCKS
(Cost: $344,290,133)		347,486,258

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.02%

MONEY MARKET FUNDS—0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.70%(b)(c)	67,413	67,413

		67,413

TOTAL SHORT-TERM INVESTMENTS
(Cost: $67,413)		67,413

TOTAL INVESTMENTS IN SECURITIES—99.48%
(Cost: $344,357,546)		347,553,671
Other Assets, Less Liabilities—0.52%		1,817,526

NET ASSETS—100.00%		$349,371,197

(a)	Non-income earning security.

(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI TAIWAN INDEX FUND

May 31, 2008

Security	Shares	Value

COMMON STOCKS—100.00%

AIRLINES—0.45%
China Airlines	14,772,588	$7,725,944
EVA Airways Corp.(a)	17,234,396	10,090,529

		17,816,473
APPAREL—0.45%
Pou Chen Corp.	18,465,272	18,008,530

		18,008,530
AUTO MANUFACTURERS—0.34%
China Motor Co. Ltd.	6,155,287	4,828,748
Yulon Motor Co. Ltd.	7,386,838	8,856,333

		13,685,081
AUTO PARTS & EQUIPMENT—0.26%
Cheng Shin Rubber Industry Co. Ltd.	6,155,291	10,528,095

		10,528,095
BANKS—8.25%
Chang Hwa Commercial Bank Ltd.	38,161,446	31,004,135
Chinatrust Financial Holding Co. Ltd.(a)	75,091,566	76,568,599
E.Sun Financial Holding Co. Ltd.(a)	29,544,378	16,666,209
First Financial Holding Co. Ltd.	43,085,324	51,089,597
Hua Nan Financial Holdings Co. Ltd.	29,544,965	27,210,678
Mega Financial Holding Co. Ltd.	83,708,136	65,530,348
Taishin Financial Holdings Co. Ltd.(a)	40,623,439	18,974,174
Taiwan Business Bank(a)	19,696,000	9,167,107
Taiwan Cooperative Bank Ltd.	28,313,000	30,872,178

		327,083,025
BUILDING MATERIALS—2.17%
Asia Cement Corp.	16,003,848	29,742,037
Taiwan Cement Corp.	27,082,197	45,430,960
Taiwan Glass Industrial Corp.	8,617,923	10,715,002

		85,887,999
CHEMICALS—8.38%
Eternal Chemical Co. Ltd.	6,155,060	6,923,987
Formosa Chemicals & Fibre Co.	27,082,393	64,583,695
Formosa Plastics Corp.	40,623,111	114,645,843
Nan Ya Plastic Corp.	49,240,447	114,184,972
Taiwan Fertilizer Co. Ltd.	6,596,000	31,893,033

		332,231,530
COMMERCIAL SERVICES—0.14%
Taiwan Secom Co. Ltd.	2,462,610	5,500,007

		5,500,007
COMPUTER SYSTEMS—0.22%
Mosel Vitelic Inc.	9,848,750	8,552,299

		8,552,299

COMPUTERS—10.48%
Acer Inc.	23,389,617	48,545,647
Advantech Co. Ltd.	2,462,588	6,399,068
CMC Magnetics Corp.(a)	27,082,400	9,086,260
Compal Electronics Inc.	34,468,944	38,321,502
Firich Enterprises Co. Ltd.	500,000	3,527,728
Foxconn Technology Co. Ltd.	4,089,824	23,743,633
High Tech Computer Corp.	4,924,760	131,048,314
Innolux Display Corp.	17,234,648	48,185,813
Inotera Memories Inc.	8,617,000	5,867,111
Inventec Co. Ltd.	14,772,098	9,134,775
Lite-On Technology Corp.	19,696,849	23,323,682
MiTAC International Corp.	11,079,952	9,493,874
Qisda Corp.(a)	12,310,011	11,033,741
Quanta Computer Inc.	18,465,716	29,154,476
Wistron Corp.	11,079,884	18,951,186

		415,816,810
DIVERSIFIED FINANCIAL SERVICES—4.33%
Fubon Financial Holding Co. Ltd.	41,854,000	49,836,024
KGI Securities Co. Ltd.	22,158,000	17,564,891
Polaris Securities Co. Ltd.(a)	18,465,646	11,540,270
SinoPac Financial Holdings Co. Ltd.	60,319,193	27,379,938
Yuanta Financial Holding Co. Ltd.(a)	70,167,076	65,315,711

		171,636,834
ELECTRICAL COMPONENTS & EQUIPMENT—1.86%
Delta Electronics Inc.	14,772,675	42,177,100
Pacific Electric Wire & Cable Co. Ltd.(b)	986	0
Tatung Co. Ltd.(a)	35,699,120	19,962,010
Walsin Lihwa Corp.	25,851,069	11,649,222

		73,788,332
ELECTRONICS—17.50%
Asia Optical Co. Inc.	1,231,672	3,119,490
ASUSTeK Computer Inc.	33,237,765	95,880,271
AU Optronics Corp.	66,474,097	127,691,838
Cheng Uei Precision Industry Co. Ltd.	2,462,500	5,548,360
Chi Mei Optoelectronics Corp.	40,623,504	55,385,969
Chunghwa Picture Tubes Ltd.(a)	70,167,105	23,541,361
HannStar Display Corp.(a)	40,623,712	17,638,083
Hon Hai Precision Industry Co. Ltd.	50,471,860	285,545,685
Kinsus Interconnect Technology Corp.	2,462,600	6,439,599
Nan Ya Printed Circuit Board Corp.	1,231,739	6,867,304
Pan-International Industrial Corp.	2,801,000	5,371,301
Synnex Technology International Corp.	7,630,093	19,952,385
Tripod Technology Corp.	3,693,040	13,362,095
Unimicron Technology Corp.	8,617,480	11,834,083
Wintek Corp.(a)	9,848,537	8,066,198
Ya Hsin Industrial Co. Ltd.(b)	6,845,461	23
Yageo Corp.	23,389,100	7,631,730

		693,875,775
ENERGY - ALTERNATE SOURCES—0.26%
Motech Industries Inc.	1,231,366	10,490,224

		10,490,224
FOOD—1.01%
Uni-President Enterprises Co.	28,313,675	39,999,748

		39,999,748

HOME FURNISHINGS—0.26%
Teco Electric and Machinery Co. Ltd.	17,234,092	10,232,069

		10,232,069
INSURANCE—4.43%
Cathay Financial Holding Co. Ltd.	56,626,905	144,724,377
Shin Kong Financial Holding Co. Ltd.	35,699,680	30,941,601

		175,665,978
INVESTMENT COMPANIES—0.95%
China Development Financial Holding Co.	88,632,192	37,753,664

		37,753,664
IRON & STEEL—4.41%
China Steel Corp.	86,170,762	147,387,660
Feng Hsin Iron & Steel Co.	3,693,000	12,025,755
Tung Ho Steel Enterprise Corp.	7,386,000	15,426,978

		174,840,393
MANUFACTURING—0.39%
Largan Precision Co. Ltd.	1,231,540	15,393,237

		15,393,237
METAL FABRICATE & HARDWARE—0.43%
Catcher Technology Co. Ltd.	4,924,119	17,006,529

		17,006,529
OIL & GAS—0.89%
Formosa Petrochemical Corp.	12,310,000	35,226,959

		35,226,959
REAL ESTATE—0.26%
Cathay Real Estate Development Co. Ltd.	8,617,493	5,924,137
Farglory Developers Co. Ltd.	1,231,000	4,453,983

		10,378,120
RETAIL—0.75%
Far Eastern Department Stores Co. Ltd.	7,386,000	11,102,566
President Chain Store Corp.	4,924,640	18,628,169

		29,730,735
SEMICONDUCTORS—23.48%
Advanced Semiconductor Engineering Inc.	40,623,716	42,625,371
Epistar Corp.	4,924,733	13,444,933
Everlight Electronics Co. Ltd.	2,466,000	8,719,657
Macronix International Co. Ltd.	27,082,097	12,916,598
MediaTek Inc.	8,617,535	107,712,101
Nanya Technology Corp.	25,851,690	14,965,783
Novatek Microelectronics Corp. Ltd.	4,924,718	19,114,424
Powerchip Semiconductor Corp.	75,091,901	29,886,586
Powertech Technology Inc.	4,924,650	19,519,121
ProMOS Technologies Inc.	52,933,000	12,727,460
Realtek Semiconductor Corp.	3,693,623	11,165,185
Richtek Technology Corp.	1,231,000	11,539,866
Siliconware Precision Industries Co. Ltd.	27,082,074	45,430,754
Sino-American Silicon Products Inc.	1,537,000	8,417,555
Taiwan Semiconductor Manufacturing Co. Ltd.	211,732,920	456,867,297
Transcend Information Inc.	2,466,000	7,689,520
United Microelectronics Corp.	125,562,834	78,058,601
Vanguard International Semiconductor Corp.	8,617,156	6,122,313
Via Technologies Inc.(a)	8,617,861	4,988,960
Wafer Works Corp.	2,462,000	11,337,412
Winbond Electronics Corp.	30,775,280	8,098,225

		931,347,722

TELECOMMUNICATIONS—5.21%
Chunghwa Telecom Co. Ltd.	48,009,709	119,068,879
Compal Communications Inc.	2,462,200	4,632,519
D-Link Corp.	4,924,768	8,180,409
Far EasTone Telecommunications Co. Ltd.	16,003,259	27,793,306
Inventec Appliances Corp.	2,462,800	5,079,191
Taiwan Cellular Corp.	17,292,677	32,080,356
Zinwell Corp.	2,462,000	9,677,291

		206,511,951
TEXTILES—1.30%
Far Eastern Textile Ltd.	27,082,270	42,135,102
Formosa Taffeta Co. Ltd.	8,617,515	9,523,995

		51,659,097
TRANSPORTATION—1.14%
Evergreen Marine Corp. Ltd.	11,079,467	9,748,561
Taiwan Navigation Co. Ltd.	558,000	1,207,697
U-Ming Marine Transport Corp.	4,924,800	15,907,353
Wan Hai Lines Ltd.	11,079,794	9,876,403
Yang Ming Marine Transport Corp.	11,079,567	8,473,125

		45,213,139

TOTAL COMMON STOCKS
(Cost: $3,095,861,190)		3,965,860,355

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.02%

MONEY MARKET FUNDS—0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.70%(c)(d)	808,615	808,615

		808,615

TOTAL SHORT-TERM INVESTMENTS
(Cost: $808,615)		808,615

TOTAL INVESTMENTS IN SECURITIES—100.02%
(Cost: $3,096,669,805)		3,966,668,970
Other Assets, Less Liabilities—(0.02)%		(929,135)

NET ASSETS—100.00%		$3,965,739,835

(a)	Non-income earning security.
(b)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

May 31, 2008

Security	Shares	Value

COMMON STOCKS—99.03%

AGRICULTURE—0.71%
Charoen Pokphand Foods PCL NVDR(a)	6,292,800	$809,475

		809,475
AUTO PARTS & EQUIPMENT—0.04%
Thai Stanley Electric PCL NVDR(a)	9,400	42,234

		42,234
BANKS—29.18%
Bangkok Bank PCL NVDR(a)	2,824,400	11,560,092
Bank of Ayudhya PCL NVDR(a)	5,478,600	4,510,004
Kasikornbank PCL NVDR(a)	3,270,600	8,555,193
Kiatnakin Bank PCL NVDR(a)	381,800	331,923
Krung Thai Bank PCL NVDR(a)	5,175,000	1,417,372
Siam City Bank PCL NVDR	966,000	493,479
Siam Commercial Bank PCL NVDR	1,619,200	4,484,629
Tisco Bank PCL NVDR(a)	501,400	371,865
TMB Bank PCL NVDR(a)	37,531,400	1,513,037

		33,237,594
BUILDING MATERIALS—4.06%
Siam Cement PCL NVDR(a)	717,600	4,460,846
TPI Polene PCL NVDR	809,600	169,419

		4,630,265
CHEMICALS—3.15%
Indorama Polymers PCL NVDR	69,200	20,763
IRPC PCL NVDR	18,620,800	2,865,179
Thai Plastic & Chemical PCL NVDR	980,000	699,677

		3,585,619
COAL—4.12%
Banpu PCL NVDR(a)	317,400	4,688,475

		4,688,475
COMMERCIAL SERVICES—0.27%
Bangkok Expressway PCL NVDR(a)	634,800	306,704

		306,704
COMPUTERS—0.45%
CalComp Electronics Thailand PCL NVDR	3,078,400	511,567

		511,567
DIVERSIFIED FINANCIAL SERVICES—1.02%
Kim Eng Securities (Thailand) PCL NVDR	538,200	375,970
Phatra Securities PCL NVDR	188,600	206,041
Thanachart Capital PCL NVDR	1,209,800	580,793

		1,162,804
ELECTRIC—1.95%
Glow Energy PCL NVDR	1,048,800	1,065,099

Ratchaburi Electricity Generating Holding PCL NVDR	832,600	1,153,008

		2,218,107
ELECTRONICS—1.06%
Delta Electronics Thai PCL NVDR	1,035,000	668,872
Hana Microelectronics PCL NVDR	1,035,000	538,283

		1,207,155
ENGINEERING & CONSTRUCTION—2.22%
Airports of Thailand PCL NVDR	975,200	1,605,576
CH Karnchang PCL NVDR	534,000	115,033
Italian-Thai Development PCL NVDR(a)	3,077,400	804,982

		2,525,591
ENTERTAINMENT—0.41%
Major Cineplex Group PCL NVDR(a)	860,200	465,903

		465,903
FOOD—1.28%
Khon Kaen Sugar Industry PCL NVDR	1,439,800	624,748
Thai Union Frozen Products PCL NVDR(a)	575,000	322,050
Thai Vegetable Oil PCL NVDR	744,200	508,424

		1,455,222
HEALTH CARE - SERVICES—1.22%
Bangkok Dusit Medical Service PCL NVDR	478,400	577,849
Bumrungrad Hospital PCL NVDR(a)	699,200	806,893

		1,384,742
HOME BUILDERS—1.39%
Asian Property Development PCL NVDR(a)	1,715,800	353,773
Land and Houses PCL NVDR(a)	4,922,000	1,234,476

		1,588,249
HOME FURNISHINGS—0.21%
Live Inc. PCL NVDR(a)	1,885,700	241,407

		241,407
IRON & STEEL—1.46%
G Steel PCL NVDR	12,599,400	616,496
Sahaviriya Steel Industries PCL NVDR(a)	11,237,800	387,332
Tata Steel Thailand PCL NVDR(a)	6,420,900	588,838
Thainox Stainless PCL NVDR	1,650,000	66,010

		1,658,676
LODGING—1.09%
Minor International PCL NVDR	2,438,000	1,245,447

		1,245,447
MEDIA—1.65%
BEC World PCL NVDR	1,904,400	1,758,178
MCOT PCL NVDR(a)	154,800	125,050

		1,883,228
OIL & GAS—25.28%
PTT Exploration & Production PCL NVDR	1,918,200	11,038,726
PTT PCL NVDR(a)	1,343,200	13,888,758
Thai Oil PCL NVDR	1,964,200	3,868,558

		28,796,042
REAL ESTATE—3.76%
Amata Corp. PCL NVDR(a)	1,016,600	531,842
Bangkok Land PCL NVDR(a)	16,072,400	296,767

Central Pattana PCL NVDR	1,251,200	962,610
Erawan Group PCL (The) NVDR	317,000	43,314
Hemaraj Land and Development PCL NVDR	8,661,800	327,866
LPN Development PCL NVDR(a)	1,025,800	211,505
MBK PCL NVDR	146,800	343,339
Preuksa Real Estate PCL NVDR	1,651,400	559,021
Quality House PCL NVDR	8,114,400	649,252
Rojana Industrial Park PCL NVDR	121,300	57,860
Ticon Industrial Connection PCL NVDR	575,000	299,046

		4,282,422
RETAIL—4.60%
CP All PCL NVDR	4,457,400	1,508,891
Home Product Center PCL NVDR(a)	379,900	60,793
PTT Aromatics & Refining PCL NVDR	3,229,200	2,732,821
Robinson Department Store PCL NVDR	906,200	334,648
Siam Makro PCL NVDR	207,000	605,170

		5,242,323
TELECOMMUNICATIONS—6.81%
Advanced Info Service PCL NVDR(a)	1,582,400	4,747,931
Thaicom PCL NVDR(a)	837,200	239,605
Total Access Communication PCL NVDR(a)	1,420,600	2,338,886
True Corp. PCL NVDR(a)	3,376,400	430,168

		7,756,590
TRANSPORTATION—1.64%
Precious Shipping PCL NVDR	791,200	591,665
Regional Container Lines PCL NVDR	395,600	295,833
Thoresen Thai Agencies PCL NVDR	625,600	981,862

		1,869,360

TOTAL COMMON STOCKS
(Cost: $117,235,987)		112,795,201

Security	Shares	Value

WARRANTS—0.00%

REAL ESTATE—0.00%
Bangkok Land PCL NVDR (Expires 5/2/13)(b)	1,083,411	3

		3

TOTAL WARRANTS
(Cost: $0)		3

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.21%

MONEY MARKET FUNDS—0.21%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.70%(c)(d)	239,782	239,782

		239,782

TOTAL SHORT-TERM INVESTMENTS
(Cost: $239,782)	239,782

TOTAL INVESTMENTS IN SECURITIES—99.24%
(Cost: $117,475,769)	113,034,986
Other Assets, Less Liabilities—0.76%	864,841

NET ASSETS—100.00%	$113,899,827

NVDR - Non-Voting Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

May 31, 2008

Security	Shares	Value

COMMON STOCKS—98.58%

AEROSPACE & DEFENSE—0.26%
Aselsan Elektronik Sanayi ve Ticaret AS(a)	7,039	$129,304

		129,304
AIRLINES—0.71%
Turk Hava Yollari Anonim Ortakligi(b)	64,381	348,462

		348,462
AUTO MANUFACTURERS—2.41%
Ford Otomotiv Sanayi AS	72,697	655,787
Otokar Otobus Karoseri Sanayi AS	6,717	83,177
Tofas Turk Otomobil Fabrikasi AS	115,225	447,898

		1,186,862
BANKS—35.00%
Akbank TAS	751,097	3,326,163
Albaraka Turk Katilim Bankasi AS	85,179	279,413
Asya Katilim Bankasi AS(b)	118,956	809,689
Sekerbank TAS	120,870	225,008
Tekstil Bankasi AS(b)	75,188	114,687
Turk Ekonomi Bankasi AS(b)	165,003	174,556
Turkiye Garanti Bankasi AS	1,015,702	4,664,533
Turkiye Halk Bankasi AS(a)	282,353	1,701,898
Turkiye Is Bankasi AS(a)	799,408	3,304,097
Turkiye Vakiflar Bankasi TAO	692,882	1,193,253
Yapi ve Kredi Bankasi AS(b)	601,908	1,441,341

		17,234,638
BEVERAGES—4.59%
Anadolu Efes Biracilik ve Malt Sanayii AS(a)	187,995	1,757,539
Coca-Cola Icecek AS	45,388	502,491

		2,260,030
BUILDING MATERIALS—1.80%
Adana Cimento Sanayi TAS Class A	42,466	162,287
Akcansa Cimento Sanayi ve Ticaret AS	48,323	198,142
Bolu Cimento Sanayii AS	85,918	109,916
Cimsa Cimento Sanayi ve Ticaret AS(a)	49,998	215,261
Mardin Cimento Sanayii ve Ticaret AS	46,686	199,087

		884,693
CHEMICALS—1.19%
Aksa Akrilik Kimya Sanayii AS(b)	63,137	112,874
Petkim Petrokimya Holding AS(b)	79,378	471,946

		584,820
COMMERCIAL SERVICES—0.73%
Ihlas Holding AS(a)(b)	396,264	224,227
Koza Davetiyeleri Imalat Ithalat ve Ihracat AS(b)	31,246	135,808

		360,035

DISTRIBUTION & WHOLESALE—0.35%
Aygaz AS(a)(b)	48,812	169,725

		169,725
DIVERSIFIED FINANCIAL SERVICES—0.66%
Finans Finansal Kiralama AS(b)	53,786	101,450
Turkiye Sinai Kalkinma Bankasi AS(a)(b)	208,555	225,761

		327,211
ELECTRIC—0.92%
Akenerji Elektrik Uretim AS(b)	27,284	243,887
Zorlu Enerji Elektrik Uretim AS(b)	42,902	209,338

		453,225
ENGINEERING & CONSTRUCTION—6.24%
Enka Insaat ve Sanayi AS	185,540	2,221,489
TAV Havalimanlari Holding AS(b)	97,869	850,756

		3,072,245
FOOD—4.88%
BIM Birlesik Magazalar AS	12,388	1,351,160
Migros Turk TAS	42,469	710,487
Tat Konserve Sanayii AS(b)	63,333	188,015
Ulker Biskuvi Sanayi AS(a)	73,589	152,682

		2,402,344
HOLDING COMPANIES - DIVERSIFIED—8.01%
Alarko Holding AS(a)	128,335	330,467
Dogan Sirketler Grubu Holdings AS(b)	503,878	590,902
Haci Omer Sabanci Holding AS(a)	361,780	1,376,627
KOC Holding AS(b)	205,808	580,597
Tekfen Holding AS	107,768	808,658
Yazicilar Holding AS	43,838	257,046

		3,944,297
HOME FURNISHINGS—1.35%
Arcelik AS(a)	69,612	291,144
Vestel Beyaz Esya Sanayi ve Ticaret AS(a)	69,854	225,705
Vestel Elektronik Sanayi ve Ticaret AS(b)	85,240	149,593

		666,442
HOUSEWARES—0.92%
Anadolu Cam Sanayii AS(b)	61,746	137,731
Turk Sise ve Cam Fabrikalari AS(b)	224,335	312,752

		450,483
INSURANCE—2.01%
Aksigorta AS	99,429	428,081
Anadolu Anonim Turk Sigorta Sirketi	132,988	157,047
Anadolu Hayat Emeklilik AS(a)	19,585	65,530
Yapi Kredi Sigorta AS(a)	25,399	339,514

		990,172
IRON & STEEL—5.07%
Eregli Demir ve Celik Fabrikalari TAS	292,114	1,868,533
Izmir Demir Celik Sanayi AS	24,876	55,488
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A(b)	166,164	178,510
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D(a)(b)	403,193	393,472

		2,496,003

MACHINERY—0.38%
Turk Traktor ve Ziraat Makineleri AS	20,230	185,809

		185,809
MEDIA—1.52%
Dogan Gazetecilik AS(a)(b)	62,265	110,805
Dogan Yayin Holding AS(b)	195,104	340,800
Hurriyet Gazetecilik ve Matbaacilik AS(b)	176,108	297,509

		749,114
MISCELLANEOUS - MANUFACTURING—0.33%
Trakya Cam Sanayii AS(b)	113,175	164,277

		164,277
OIL & GAS—4.01%
Tupras-Turkiye Petrol Rafinerileri AS	79,005	1,976,097

		1,976,097
PHARMACEUTICALS—1.07%
Deva Holding AS(a)(b)	14,466	169,644
Eczacibasi Ilac Sanayi ve Ticaret AS	52,025	164,685
Selcuk Ecza Deposu Ticaret ve Sanayi AS(a)	126,431	193,887

		528,216
REAL ESTATE INVESTMENT TRUSTS—0.73%
Is Gayrimenkul Yatirim Ortakligi AS(a)	206,848	171,327
Sinpas Gayrimenkul Yatirim Ortakligi AS(b)	61,405	188,334

		359,661
RETAIL—0.94%
Dogus Otomotiv Servis ve Ticaret AS	43,983	148,606
Turcas Petrolculuk AS	52,441	316,091

		464,697
TELECOMMUNICATIONS—12.50%
Turk Telekomunikasyon AS(b)	450,532	1,699,563
Turkcell Iletisim Hizmetleri AS(a)	566,333	4,458,584

		6,158,147

TOTAL COMMON STOCKS
(Cost: $48,514,751)		48,547,009

Security	Shares	Value

SHORT-TERM INVESTMENTS—11.49%

MONEY MARKET FUNDS—11.49%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.70%(c)(d)	123,537	123,537
BGI Cash Premier Fund LLC
2.74%(c)(d)(e)	5,535,500	5,535,500

		5,659,037

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,659,037)		5,659,037

TOTAL INVESTMENTS IN SECURITIES—110.07%
(Cost: $54,173,788)		54,206,046

Other Assets, Less Liabilities—(10.07)%	(4,957,216)

NET ASSETS—100.00%	$49,248,830

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

May 31, 2008

Security	Shares	Value

COMMON STOCKS—97.72%

ADVERTISING—0.47%
WPP Group PLC	356,530	$4,308,474

		4,308,474
AEROSPACE & DEFENSE—1.89%
BAE Systems PLC	1,126,197	10,087,489
Cobham PLC	358,068	1,496,604
Meggitt PLC	203,616	979,810
Rolls-Royce Group PLC(a)	580,144	4,846,747

		17,410,650
AGRICULTURE—2.88%
British American Tobacco PLC	482,578	18,005,302
Imperial Tobacco Group PLC	211,696	8,471,661

		26,476,963
AIRLINES—0.09%
British Airways PLC	182,140	836,872

		836,872
APPAREL—0.15%
Burberry Group PLC	141,042	1,393,636

		1,393,636
AUTO PARTS & EQUIPMENT—0.14%
GKN PLC	224,233	1,290,614

		1,290,614
BANKS—14.53%
Alliance & Leicester PLC	120,392	1,011,749
Barclays PLC(b)	2,093,730	15,516,110
HBOS PLC	1,191,800	9,420,941
HSBC Holdings PLC	3,784,470	63,757,363
Lloyds TSB Group PLC	1,800,830	13,665,793
Royal Bank of Scotland Group PLC	3,002,241	13,556,970
Standard Chartered PLC	449,652	16,670,179

		133,599,105
BEVERAGES—2.54%
Diageo PLC	819,312	15,948,375
SABMiller PLC	289,738	7,443,543

		23,391,918
CHEMICALS—0.29%
Johnson Matthey PLC	68,044	2,709,541

		2,709,541

COMMERCIAL SERVICES—1.29%
Bunzl PLC	102,153	1,426,245
Capita Group PLC	195,217	2,609,855
Experian Group Ltd.	324,986	2,605,878
G4S PLC	405,933	1,806,966
Hays PLC	451,394	914,346
Rentokil Initial PLC	572,471	1,128,489
Serco Group PLC	152,853	1,348,734

		11,840,513
COMPUTERS—0.12%
Logica PLC	464,398	1,115,058

		1,115,058
DISTRIBUTION & WHOLESALE—0.38%
Inchcape PLC	143,031	1,233,802
Wolseley PLC	212,052	2,304,814

		3,538,616
DIVERSIFIED FINANCIAL SERVICES—1.65%
ICAP PLC	163,894	1,995,146
Investec PLC	127,059	880,084
London Stock Exchange Group PLC	48,480	983,929
Man Group PLC	550,253	6,752,816
Old Mutual PLC	1,613,980	3,731,770
Schroders PLC	38,828	805,685

		15,149,430
ELECTRIC—3.15%
British Energy Group PLC	329,260	4,776,018
International Power PLC	483,838	4,250,134
National Grid PLC	804,162	11,855,320
Scottish & Southern Energy PLC	277,144	8,062,026

		28,943,498
ENGINEERING & CONSTRUCTION—0.33%
AMEC PLC	108,070	1,782,224
Balfour Beatty PLC	152,949	1,295,930

		3,078,154
ENTERTAINMENT—0.23%
Ladbrokes PLC	198,566	1,231,174
William Hill PLC	112,515	842,715

		2,073,889
FOOD—5.22%
Cadbury PLC	429,452	5,720,124
J Sainsbury PLC	333,098	2,294,065
Tate & Lyle PLC	142,208	1,302,581
Tesco PLC	2,506,618	20,512,769
Unilever PLC	415,312	13,714,558
Wm Morrison Supermarkets PLC	770,630	4,454,538

		47,998,635
FOOD SERVICE—0.69%
Associated British Foods PLC	113,524	1,932,742
Compass Group PLC	592,870	4,393,611

		6,326,353

FOREST PRODUCTS & PAPER—0.09%
Mondi PLC	117,130	833,300

		833,300
GAS—0.74%
Centrica PLC	1,179,029	6,844,367

		6,844,367
HEALTH CARE - PRODUCTS—0.33%
Smith & Nephew PLC	282,800	3,026,278

		3,026,278
HOLDING COMPANIES - DIVERSIFIED—0.11%
Tomkins PLC	277,617	991,643

		991,643
HOME BUILDERS—0.21%
Berkeley Group Holdings PLC(The)(a)	26,462	424,629
Persimmon PLC	98,980	941,835
Taylor Wimpey PLC	339,360	570,047

		1,936,511
HOUSEHOLD PRODUCTS & WARES—1.23%
Reckitt Benckiser PLC	192,304	11,302,127

		11,302,127
INSURANCE—3.63%
Aviva PLC	837,088	10,430,067
Friends Provident PLC	742,552	1,777,059
Legal & General Group PLC	1,964,652	4,651,289
Prudential PLC	785,578	10,323,854
RSA Insurance Group PLC	1,014,435	2,748,480
Standard Life PLC	692,948	3,437,204

		33,367,953
LEISURE TIME—0.38%
Carnival PLC	50,298	1,906,471
Thomas Cook Group PLC	154,601	756,168
TUI Travel PLC	172,652	833,369

		3,496,008
LODGING—0.15%
InterContinental Hotels Group PLC	84,032	1,381,653

		1,381,653
MANUFACTURING—0.56%
IMI PLC	105,444	1,068,981
Invensys PLC(a)	252,298	1,606,710
Smiths Group PLC	124,675	2,478,610

		5,154,301
MEDIA—1.82%
British Sky Broadcasting Group PLC	363,203	3,897,446
Daily Mail & General Trust PLC Class A	94,415	758,926
ITV PLC	1,071,408	1,247,099
Pearson PLC	260,385	3,511,960
Reed Elsevier PLC	352,211	4,426,810
Thomson Reuters PLC	64,642	2,080,974
United Business Media PLC	70,296	855,046

		16,778,261

MINING—13.23%
Anglo American PLC	421,574	28,484,186
Antofagasta PLC	125,644	1,712,012
BHP Billiton PLC	703,970	26,627,291
Eurasian Natural Resources Corp.(a)	102,212	2,947,054
Kazakhmys PLC	65,044	2,172,325
Lonmin PLC	49,692	3,393,838
Rio Tinto PLC	318,150	38,069,482
Vedanta Resources PLC	45,854	2,269,042
Xstrata PLC	203,147	16,014,204

		121,689,434
OIL & GAS—20.74%
BG Group PLC	1,066,762	26,688,990
BP PLC	6,020,004	72,332,130
Cairn Energy PLC(a)	41,814	2,781,421
Royal Dutch Shell PLC Class A	1,135,442	48,243,000
Royal Dutch Shell PLC Class B	879,912	36,603,468
Tullow Oil PLC	228,932	4,026,497

		190,675,506
PACKAGING & CONTAINERS—0.20%
Rexam PLC	205,567	1,800,665

		1,800,665
PHARMACEUTICALS—6.71%
AstraZeneca PLC	464,600	20,245,043
GlaxoSmithKline PLC	1,744,270	38,382,639
Shire Ltd.	178,164	3,031,475

		61,659,157
REAL ESTATE—1.07%
British Land Co. PLC	163,014	2,580,408
Hammerson PLC	92,543	1,673,384
Land Securities Group PLC	148,000	4,129,784
Liberty International PLC	80,837	1,409,794

		9,793,370
REAL ESTATE INVESTMENT TRUSTS—0.13%
SEGRO PLC	139,617	1,149,170

		1,149,170
RETAIL—1.51%
Carphone Warehouse Group PLC (The)	129,320	606,321
Enterprise Inns PLC	164,752	1,520,472
Home Retail Group PLC	277,272	1,283,561
Kingfisher PLC	755,400	2,048,151
Marks & Spencer Group PLC	513,686	3,857,556
Mitchells & Butlers PLC	128,411	824,739
Next PLC	62,620	1,431,783
Punch Taverns PLC	85,245	934,959
Whitbread PLC	55,550	1,407,353

		13,914,895
SOFTWARE—0.20%
Sage Group PLC	423,039	1,881,022

		1,881,022

TELECOMMUNICATIONS—7.38%
BT Group PLC	2,511,870	11,019,986
Cable & Wireless PLC	773,439	2,511,276
Vodafone Group PLC	16,945,578	54,334,039

		67,865,301
TRANSPORTATION—0.34%
FirstGroup PLC	153,386	1,605,028
National Express Group PLC	41,208	743,911
Stagecoach Group PLC	167,158	766,383
Stagecoach Group PLC Class C Deferred(c)	303,597	60

		3,115,382
VENTURE CAPITAL—0.24%
3i Group PLC	123,629	2,163,415

		2,163,415
WATER—0.68%
Severn Trent PLC	74,418	2,142,735
United Utilities PLC	278,962	4,126,366

		6,269,101

TOTAL COMMON STOCKS
(Cost: $875,415,194)		898,570,739

Security	Shares	Value

RIGHTS—0.26%

AGRICULTURE—0.13%
Imperial Tobacco Group PLC(a)	115,440	1,140,663

		1,140,663
BANKS—0.13%
Royal Bank of Scotland Group PLC(a)	2,203,227	1,219,125

		1,219,125

TOTAL RIGHTS
(Cost: $6,403,718)		2,359,788

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.01%

MONEY MARKET FUNDS—0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.70%(b)(d)	78,469	78,469

		78,469

TOTAL SHORT-TERM INVESTMENTS
(Cost: $78,469)		78,469

TOTAL INVESTMENTS IN SECURITIES—97.99%
(Cost: $881,897,381)		901,008,996

Other Assets, Less Liabilities—2.01%	18,480,852

NET ASSETS—100.00%	$919,489,848

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These notes relate only to the schedules of investments for the iShares MSCI Australia, iShares MSCI Austria, iShares MSCI Belgium, iShares MSCI Brazil, iShares MSCI BRIC, iShares MSCI Canada, iShares MSCI Chile, iShares MSCI Emerging Markets, iShares MSCI EMU, iShares MSCI France, iShares MSCI Germany, iShares MSCI Hong Kong, iShares MSCI Israel Capped Investable Market, iShares MSCI Italy, iShares MSCI Japan, iShares MSCI Japan Small Cap, iShares MSCI Malaysia, iShares MSCI Mexico, iShares MSCI Netherlands, iShares MSCI Pacific ex-Japan, iShares MSCI Singapore, iShares MSCI South Africa, iShares MSCI South Korea, iShares MSCI Spain, iShares MSCI Sweden, iShares MSCI Switzerland, iShares MSCI Taiwan, iShares MSCI Thailand Investable Market, iShares MSCI Turkey Investable Market and iShares MSCI United Kingdom Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares MSCI BRIC and iShares MSCI Chile Index Funds commenced operations on November 12, 2007. The iShares MSCI Japan Small Cap Index Fund commenced operations on December 20, 2007. The iShares MSCI Israel Capped Investable Market, iShares MSCI Thailand Investable Market and iShares MSCI Turkey Investable Market Index Funds commenced operations on March 26, 2008.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Directors of the Company.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a rate different from the rates used by MSCI may adversely affect a Fund’s ability to track its underlying index. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of May 31, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Australia	$1,467,014,872	$137,125,943	$(129,356,513)	$7,769,430
Austria	363,451,033	23,288,452	(27,059,333)	(3,770,881)
Belgium	428,389,578	21,013,342	(29,804,564)	(8,791,222)
Brazil	5,108,288,408	4,733,236,508	(36,872,297)	4,696,364,211
BRIC	168,384,601	14,584,441	(6,119,741)	8,464,700
Canada	2,010,017,340	312,363,114	(56,214,869)	256,148,245
Chile	84,557,738	5,302,231	(5,421,557)	(119,326)
Emerging Markets	26,480,211,227	4,222,119,988	(1,471,312,527)	2,750,807,461
EMU	2,526,255,632	317,248,579	(86,465,304)	230,783,275
France	453,790,990	15,604,271	(47,484,212)	(31,879,941)
Germany	2,071,508,468	106,459,431	(114,638,298)	(8,178,867)
Hong Kong	2,425,108,918	100,381,067	(107,779,383)	(7,398,316)
Israel Capped Investable Market	30,688,162	1,367,792	(136,044)	1,231,748
Italy	304,301,354	—	(25,344,133)	(25,344,133)
Japan	7,902,737,600	1,105,579,137	(634,803,931)	470,775,206
Japan Small Cap	9,520,219	788,252	(275,115)	513,137
Malaysia	640,252,254	252,877,655	(4,000,937)	248,876,718
Mexico	1,840,135,655	66,834,776	(71,220,126)	(4,385,350)
Netherlands	279,293,111	15,221,014	(13,380,669)	1,840,345
Pacific ex-Japan	3,163,130,215	1,069,410,017	(42,059,029)	1,027,350,988
Singapore	1,847,549,805	133,620,864	(29,783,076)	103,837,788
South Africa	665,285,073	75,836,033	(97,275,590)	(21,439,557)
South Korea	2,588,497,299	853,217,320	(42,949,912)	810,267,408
Spain	759,757,663	4,614,502	(44,196,027)	(39,581,525)
Sweden	426,889,428	5,456,657	(37,809,695)	(32,353,038)
Switzerland	346,331,790	27,343,875	(26,121,994)	1,221,881
Taiwan	3,242,068,035	803,936,891	(79,335,956)	724,600,935
Thailand Investable Market	117,475,769	460,709	(4,901,492)	(4,440,783)
Turkey Investable Market	54,173,788	1,450,336	(1,418,078)	32,258
United Kingdom	911,357,698	78,030,900	(88,379,602)	(10,348,702)

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 3 for additional information regarding the Premier Fund.

The iShares MSCI Emerging Markets Index Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest in shares of other iShares MSCI Index Funds that invest in securities in the Fund’s benchmark index. As of May 31, 2008, the iShares MSCI Emerging Markets Index Fund held shares of the iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds.

The following table provides information about the direct investment by certain Funds (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities, for the three quarters ended May 31, 2008.

iShares MSCI Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Emerging Markets
China Eastern Airlines Corp. Ltd. Class H	62,370	48,076	27,534	82,912	$37,080,216	$—	$16,269,954
Guangshen Railway Co. Ltd. Class H	57,862	45,376	25,792	77,446	38,903,308	889,585	8,082,405
iShares MSCI Malaysia Index Fund	1,100	400	—	1,500	17,446,116	445,966	—
iShares MSCI South Korea Index Fund	602	472	269	805	47,783,611	303,605	4,881,524
iShares MSCI Taiwan Index Fund	3,100	2,345	1,726	3,719	60,283,110	1,481,837	1,429,357
Siliconware Precision Industries Co. SP ADR	37,664	26,260	21,180	42,744	362,898,216	(152,188)[a]	35,869,363
Sociedad Quimica y Minera de Chile SA SP ADR	656	8,445	1,033	8,068	274,619,130	3,750,614	27,273,134
United Kingdom Barclays PLC	2,376	756	1,038	2,094	15,516,110	1,221,641	(1,014,839)

[a]	Prior period dividend income adjustment.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of May 31, 2008, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: July 11, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: July 11, 2008

By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn, Treasurer and Chief Financial Officer
(Principal Financial Officer)
Date: July 11, 2008